UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.809539.106

ATB-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 23.7%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,919,568
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	267,975
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,000
			500,975
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,697,934
TOTAL CONVERTIBLE BONDS			5,118,477
Nonconvertible Bonds - 23.7%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17		1,040,000	1,027,000
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,803,839
5.875% 3/15/11		2,077,000	2,107,931
Tenneco, Inc. 7.75% 8/15/18 (h)		1,400,000	1,473,500
			10,412,270
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	3,096,425
Visant Corp. 10% 10/1/17 (h)		1,320,000	1,382,700
			4,479,125
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	498,206
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,700,400
Host Marriott LP 6.375% 3/15/15		250,000	253,750
ITT Corp. 7.375% 11/15/15		250,000	282,813
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,181,700
MCE Finance Ltd. 10.25% 5/15/18 (h)		3,040,000	3,435,200
MGM Mirage, Inc.:
5.875% 2/27/14		1,050,000	929,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.625% 7/15/15		$ 1,870,000	$ 1,617,550
7.5% 6/1/16		1,160,000	1,009,200
MGM Resorts International 11.375% 3/1/18		910,000	925,925
NCL Corp. Ltd.:
9.5% 11/15/18 (h)		350,000	347,375
11.75% 11/15/16		1,375,000	1,562,344
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	496,388
11.875% 7/15/15		1,450,000	1,769,000
yankee:
7.25% 6/15/16		5,365,000	5,807,613
7.5% 10/15/27		3,070,000	3,016,275
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,169,024
9.25% 6/15/19		1,205,000	1,253,200
Times Square Hotel Trust 8.528% 8/1/26 (h)		348,133	360,318
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,184,875
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15		1,210,000	1,276,550
10.875% 11/15/16		1,045,000	1,133,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		2,300,000	2,438,000
			35,648,781
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		775,000	883,500
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	11,795,237
6.375% 6/15/14		9,424,000	10,222,759
Jarden Corp. 6.125% 11/15/22		795,000	771,150
Lennar Corp. 12.25% 6/1/17		1,610,000	1,915,900
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,207,750
Standard Pacific Corp.:
7% 8/15/15		1,050,000	1,102,500
8.375% 5/15/18		1,475,000	1,508,188
10.75% 9/15/16		2,370,000	2,713,650
			34,120,634
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		$ 2,630,000	$ 2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	603,828
Belo Corp. 8% 11/15/16		1,665,000	1,827,338
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,526,400
8.625% 9/15/17		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,835,000	3,019,275
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		7,580,000	7,845,300
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	1,992,689
Checkout Holding Corp. 0% 11/15/15 (h)		800,000	484,000
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17		555,000	588,300
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	515,884
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,071,968
5.5% 3/15/11		382,000	387,153
5.7% 5/15/18		14,168,000	15,948,974
6.4% 3/1/40		4,490,000	4,784,822
6.45% 3/15/37		2,196,000	2,357,900
6.55% 7/1/39		9,000,000	9,744,939
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,808,583
CSC Holdings LLC:
8.5% 6/15/15		1,055,000	1,144,675
8.625% 2/15/19		860,000	984,700
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,902
6.35% 6/1/40		6,392,000	6,962,575
EchoStar Communications Corp. 7.125% 2/1/16		1,230,000	1,266,900
Entravision Communication Corp. 8.75% 8/1/17 (h)		1,020,000	1,055,700
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)		3,235,000	3,332,050
Insight Communications, Inc. 9.375% 7/15/18 (h)		3,750,000	3,956,250
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,024,031
Liberty Media Corp. 8.25% 2/1/30		245,000	241,325
NBC Universal, Inc.:
3.65% 4/30/15 (h)		2,800,000	2,931,183
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (h)		$ 11,614,000	$ 12,380,071
6.4% 4/30/40 (h)		18,278,000	19,439,092
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	832,388
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,808
News America, Inc.:
6.15% 3/1/37		2,970,000	3,108,928
6.2% 12/15/34		5,330,000	5,611,541
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (h)		2,140,000	2,225,600
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		7,805,000	7,902,563
7.75% 10/15/18 (h)		4,130,000	4,202,275
11.5% 5/1/16		2,225,000	2,536,500
11.625% 2/1/14		2,325,000	2,650,500
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (h)		2,915,000	2,987,875
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,152,960
7.75% 3/15/16		2,485,000	2,559,550
QVC, Inc. 7.125% 4/15/17 (h)		1,330,000	1,396,500
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,602,975
5.85% 5/1/17		7,607,000	8,681,641
6.2% 7/1/13		2,324,000	2,601,909
6.75% 7/1/18		13,473,000	15,980,433
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,939,558
6.2% 3/15/40		10,492,000	11,180,695
6.5% 11/15/36		9,243,000	10,126,252
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		5,278,131	5,463,085
Univision Communications, Inc. 8.5% 5/15/21 (h)		1,820,000	1,747,200
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,382,585
6.25% 4/30/16		5,600,000	6,539,943
6.75% 10/5/37		1,460,000	1,659,620
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
			244,629,429
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (h)		$ 2,890,000	$ 2,687,700
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		965,000	969,825
			3,657,525
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,060,400
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)		1,830,000	1,848,300
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		5,060,000	5,641,900
Toys 'R' Us, Inc. 7.375% 9/1/16 (h)		1,200,000	1,236,000
			10,786,600
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20 (h)		885,000	842,963
TOTAL CONSUMER DISCRETIONARY			344,577,327
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,294,000	8,518,477
7.75% 1/15/19 (h)		4,750,000	6,095,604
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	230,063
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,508
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,209,515
PepsiCo, Inc. 4.875% 11/1/40		7,541,000	7,384,509
			26,567,676
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		250,000	193,125
7.75% 6/15/26		600,000	463,500
8% 5/1/31		2,385,000	1,848,375
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		1,930,000	1,905,875
CVS Caremark Corp. 6.302% 6/1/37 (o)		9,771,000	9,270,236
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,214,800
Tops Markets LLC 10.125% 10/15/15		1,825,000	1,934,500
			17,830,411
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	11,033,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Harbinger Group, Inc. 10.625% 11/15/15 (h)		$ 635,000	$ 619,125
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,822,629
5.625% 11/1/11		3,660,000	3,817,138
6.125% 2/1/18		10,623,000	12,504,843
6.5% 8/11/17		8,720,000	10,408,166
6.75% 2/19/14		540,000	625,605
			50,830,856
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (h)		1,340,000	1,410,350
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	30,385,780
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,206,859
5.65% 5/16/18		7,161,000	8,365,258
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,410,552
7.25% 6/15/37		4,941,000	5,250,292
			57,618,741
TOTAL CONSUMER STAPLES			154,258,034
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (h)		885,000	880,575
DCP Midstream LLC 5.35% 3/15/20 (h)		8,730,000	9,301,055
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15		10,806,000	10,846,188
Exterran Holdings, Inc. 7.25% 12/1/18 (h)		2,250,000	2,238,750
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)		535,000	529,650
Parker Drilling Co. 9.125% 4/1/18		880,000	915,200
Precision Drilling Corp. 6.625% 11/15/20 (h)		975,000	992,063
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,865,555
5.15% 3/15/13		2,277,000	2,421,794
			29,990,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.6%
Adaro Indonesia PT 7.625% 10/22/19 (h)		$ 1,165,000	$ 1,231,988
Anadarko Petroleum Corp. 6.375% 9/15/17		9,443,000	10,196,759
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,309,625
Apache Corp. 5.1% 9/1/40		8,822,000	8,597,083
Arch Coal, Inc.:
7.25% 10/1/20		450,000	481,500
8.75% 8/1/16		1,030,000	1,138,150
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	3,014,866
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,855,146
5.7% 5/15/17		16,009,000	18,536,613
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,118,640
5.75% 2/1/19		2,930,000	3,455,853
CONSOL Energy, Inc.:
8% 4/1/17 (h)		2,320,000	2,482,400
8.25% 4/1/20 (h)		1,545,000	1,676,325
Continental Resources, Inc. 7.125% 4/1/21 (h)		1,740,000	1,827,000
Drummond Co., Inc.:
7.375% 2/15/16		5,575,000	5,686,500
9% 10/15/14 (h)		2,455,000	2,602,300
DTEK Finance BV 9.5% 4/28/15 (h)		850,000	862,750
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,090,394
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,354,446
6.45% 11/3/36 (h)		1,801,000	1,852,917
6.875% 2/1/11		2,313,000	2,335,191
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,019,531
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,246,441
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,225,038
Enterprise Products Operating LP 5.65% 4/1/13		697,000	754,224
Frontier Oil Corp.:
6.875% 11/15/18		930,000	943,950
8.5% 9/15/16		1,950,000	2,047,500
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,099,018
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	828,750
7% 5/5/20 (h)		1,380,000	1,407,600
8.375% 7/2/13 (h)		1,420,000	1,533,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (h)		$ 1,340,000	$ 1,527,600
11.75% 1/23/15 (h)		1,860,000	2,259,900
LINN Energy LLC:
7.75% 2/1/21 (h)		1,950,000	1,989,000
8.625% 4/15/20 (h)		2,685,000	2,846,100
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,526,363
Midcontinent Express Pipel LLC 5.45% 9/15/14 (h)		10,000,000	10,807,780
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	4,080,476
6.85% 1/15/40 (h)		13,582,000	15,830,812
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,527,938
Nakilat, Inc.:
6.067% 12/31/33 (h)		1,975,000	2,103,375
6.267% 12/31/33 (Reg. S)		735,000	779,100
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,174,340
5.2% 3/10/15		909,000	995,562
5.875% 3/10/35		240,000	240,006
6.4% 5/15/37		3,645,000	3,900,664
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,791,363
OPTI Canada, Inc. 8.25% 12/15/14		2,255,000	1,578,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,000
8.125% 3/30/18		2,530,000	2,605,900
Pacific Rubiales Energy Corp. 8.75% 11/10/16		793,000	888,160
Pan American Energy LLC 7.875% 5/7/21 (h)		4,020,000	4,281,300
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	981,619
Petro-Canada:
6.05% 5/15/18		3,850,000	4,445,179
6.8% 5/15/38		8,950,000	10,206,616
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,141,908
6.875% 1/20/40		17,027,000	18,389,160
7.875% 3/15/19		10,219,000	12,524,917
8.375% 12/10/18		420,000	524,207
Petrohawk Energy Corp.:
7.25% 8/15/18		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,529,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,418,250
Petroleos de Venezuela SA:
4.9% 10/28/14		1,120,000	672,000
5.25% 4/12/17		2,040,000	1,086,300
5.375% 4/12/27		8,715,000	3,899,963
5.5% 4/12/37		1,120,000	490,000
Petroleos de Venezuela SA 144 8.5% 11/2/17 (h)		860,000	548,250
Petroleos Mexicanos:
5.5% 1/21/21		500,000	516,250
6% 3/5/20		465,000	502,200
6.625% (h)		1,725,000	1,737,938
8% 5/3/19		420,000	517,650
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,001,458	1,011,473
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,858,275
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,601,680
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,029,655
6.125% 1/15/17		6,185,000	6,931,313
Plains Exploration & Production Co.:
7% 3/15/17		2,045,000	2,070,563
10% 3/1/16		1,340,000	1,480,700
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,826,800
9.125% 8/15/19		2,040,000	2,182,800
11.75% 1/1/16		2,255,000	2,576,338
Range Resources Corp. 6.75% 8/1/20		1,295,000	1,340,325
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,090,900	2,305,217
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	5,011,526
5.5% 9/30/14 (h)		6,670,000	7,281,672
5.832% 9/30/16 (h)		1,198,225	1,322,217
6.332% 9/30/27 (h)		1,840,000	2,016,677
6.75% 9/30/19 (h)		4,366,000	5,137,298
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,940,287
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,101,138
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,611,293
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (h)		$ 2,205,000	$ 2,315,250
TNK-BP Finance SA 7.5% 7/18/16		890,000	973,438
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,985,764
5.65% 4/1/16		1,200,000	1,412,689
YPF SA 10% 11/2/28		1,570,000	1,766,250
			339,218,882
TOTAL ENERGY			369,209,712
FINANCIALS - 9.3%
Capital Markets - 1.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,170,000	1,290,301
BlackRock, Inc. 6.25% 9/15/17		6,062,000	6,995,360
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	1,011,225
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,752,397
5.625% 1/15/17		3,200,000	3,369,104
5.95% 1/18/18		3,989,000	4,325,815
6.15% 4/1/18		4,275,000	4,678,992
6.75% 10/1/37		9,643,000	9,653,675
7.5% 2/15/19		1,757,000	2,046,972
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,473,000	2,497,755
6.5% 6/15/12		4,266,000	4,455,547
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,782,736
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,382,311
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,105,470
7.125% 5/15/15		1,377,000	1,514,010
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,035,250
6.4% 8/28/17		7,407,000	7,937,038
6.875% 4/25/18		6,836,000	7,504,520
Morgan Stanley:
4% 7/24/15		15,887,000	16,117,187
4.75% 4/1/14		2,429,000	2,523,410
5.625% 9/23/19		11,500,000	11,682,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.95% 12/28/17		$ 5,050,000	$ 5,329,886
6% 5/13/14		17,110,000	18,652,330
6.625% 4/1/18		15,268,000	16,671,694
7.3% 5/13/19		8,304,000	9,322,826
Nuveen Investments, Inc.:
5.5% 9/15/15		2,065,000	1,729,438
10.5% 11/15/15		900,000	893,250
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,163,993
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	4,983,796
			200,408,701
Commercial Banks - 1.7%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,164,800
Akbank T. A. S. 5.125% 7/22/15 (h)		855,000	844,313
Ally Financial, Inc.:
6.25% 12/1/17 (h)		2,735,000	2,652,950
7.5% 9/15/20 (h)		2,645,000	2,645,000
Banco Bradesco SA 5.9% 1/16/21 (h)		620,000	626,200
Banco de Credito del Peru 5.375% 9/16/20 (h)		510,000	510,000
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (h)		500,000	488,125
BanColombia SA 6.125% 7/26/20		515,000	525,300
Bank of America NA 5.3% 3/15/17		3,315,000	3,355,877
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,330,000	2,300,875
CIT Group, Inc.:
7% 5/1/13		362,745	364,559
7% 5/1/14		2,039,117	2,016,177
7% 5/1/15		2,334,117	2,299,105
7% 5/1/16		2,651,861	2,598,824
7% 5/1/17		4,684,604	4,590,912
Comerica, Inc. 3% 9/16/15		1,191,000	1,195,648
Credit Suisse New York Branch 6% 2/15/18		16,107,000	17,556,372
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (h)(o)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (o)		1,555,000	1,733,825
Discover Bank 8.7% 11/18/19		12,480,000	14,895,304
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,764,375
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,942,496
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (h)		$ 565,000	$ 605,200
5.5% 10/17/12		2,256,000	2,393,853
Fifth Third Bancorp:
4.5% 6/1/18		798,000	785,047
8.25% 3/1/38		3,929,000	4,511,647
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,400,415
Fifth Third Capital Trust IV 6.5% 4/15/67 (o)		6,252,000	5,814,360
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,806,847
HSBK (Europe) BV:
7.25% 5/3/17 (h)		510,000	502,350
9.25% 10/16/13 (h)		2,095,000	2,267,838
Itau Unibanco Holding SA 5.75% 1/22/21 (h)		530,000	533,975
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,126,973
Kazkommerts International BV 8.5% 4/16/13 (h)		1,245,000	1,195,200
KeyBank NA:
5.8% 7/1/14		8,672,000	9,431,633
6.95% 2/1/28		1,977,000	2,054,400
7% 2/1/11		1,124,000	1,134,297
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,237,127
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (o)		720,797	711,853
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,777,686
5% 1/17/17		6,668,000	5,821,937
5.25% 9/4/12		3,100,000	3,143,791
PNC Funding Corp. 3.625% 2/8/15		2,779,000	2,893,100
Regions Bank:
6.45% 6/26/37		9,989,000	8,390,760
7.5% 5/15/18		6,622,000	6,381,953
Regions Financial Corp.:
4.875% 4/26/13		1,135,000	1,061,225
5.75% 6/15/15		1,964,000	1,831,430
7.75% 11/10/14		6,185,000	6,030,375
RSHB Capital SA 9% 6/11/14 (h)		405,000	454,005
SVB Financial Group 5.375% 9/15/20		1,506,000	1,501,920
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		1,010,000	979,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Trade & Development Bank of Mong LLC 8.5% 10/25/13		$ 555,000	$ 556,388
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		1,437,000	1,411,647
UnionBanCal Corp. 5.25% 12/16/13		662,000	722,571
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		750,000	815,625
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,509,356
6.6% 1/15/38		9,000,000	9,804,348
Wachovia Corp.:
5.625% 10/15/16		3,399,000	3,810,208
5.75% 6/15/17		2,933,000	3,283,752
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,700,785
3.75% 10/1/14		4,016,000	4,237,772
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,786,007
			213,278,142
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,437,531
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,421,958
10.25% 7/15/19		11,089,000	13,906,038
Ford Motor Credit Co. LLC:
6.625% 8/15/17		3,250,000	3,363,750
8% 6/1/14		1,065,000	1,160,850
8% 12/15/16		2,730,000	2,999,246
12% 5/15/15		3,440,000	4,248,400
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,449,336
5.625% 5/1/18		25,000,000	27,235,075
5.875% 1/14/38		14,000,000	13,674,416
6.375% 11/15/67 (o)		9,000,000	8,887,500
GMAC LLC:
6.75% 12/1/14		4,595,000	4,652,438
8% 12/31/18		975,000	984,750
8% 11/1/31		1,190,000	1,222,725
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,944,053
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.25% 1/14/11		$ 1,308,000	$ 1,314,256
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,138,625
ORIX Corp. 5.48% 11/22/11		385,000	396,139
SLM Corp.:
0.4922% 3/15/11 (o)		112,000	110,882
0.5184% 10/25/11 (o)		12,343,000	12,110,717
8% 3/25/20		5,103,000	5,128,515
			128,787,200
Diversified Financial Services - 1.8%
Azovstal Capital BV 9.125% 2/28/11		375,000	375,938
Bank of America Corp.:
5.75% 12/1/17		22,845,000	23,652,662
8% (o)		970,000	955,450
8.125% (o)		1,290,000	1,277,100
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	542,700
BP Capital Markets PLC 3.125% 10/1/15		10,174,000	10,230,313
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,962,575
Capital One Capital V 10.25% 8/15/39		3,745,000	3,960,338
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (h)		3,055,000	3,085,550
7.875% 4/30/18 (h)		865,000	897,438
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,742,275
5.375% 8/9/20		10,933,000	11,168,715
5.5% 4/11/13		13,549,000	14,523,105
6.125% 5/15/18		15,634,000	17,036,651
6.5% 1/18/11		1,307,000	1,316,620
6.5% 8/19/13		10,774,000	11,882,386
City of Buenos Aires 12.5% 4/6/15 (h)		2,210,000	2,397,850
GMAC LLC 8% 3/15/20 (h)		2,700,000	2,754,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,618,025
7.75% 1/15/16 (h)		1,495,000	1,502,475
8% 1/15/18		4,655,000	4,678,275
8% 1/15/18 (h)		1,495,000	1,502,475
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	943,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13		$ 380,000	$ 374,300
5.65% 6/1/14		1,300,000	1,261,000
6.375% 3/25/13		355,000	356,775
6.625% 11/15/13		1,560,000	1,563,900
JPMorgan Chase & Co.:
4.25% 10/15/20		10,500,000	10,244,325
4.95% 3/25/20		17,148,000	17,658,650
LBI Escrow Corp. 8% 11/1/17 (h)		3,045,000	3,311,438
Myriad International Holding BV 6.375% 7/28/17 (h)		855,000	887,063
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,115,000	8,226,288
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)		3,155,000	3,328,525
PHH Corp. 9.25% 3/1/16 (h)		1,610,000	1,650,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	1,059,597
5.5% 1/15/14 (h)		695,000	699,574
5.7% 4/15/17 (h)		1,696,000	1,534,736
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		715,000	760,581
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	309,770
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,671,446
5.15% 3/15/20		3,681,000	3,935,622
TMK Capital SA 10% 7/29/11		1,700,000	1,755,250
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)		2,310,000	2,627,625
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,419,943
UPC Germany GmbH 8.125% 12/1/17 (h)		1,950,000	2,013,375
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (h)		605,000	583,825
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		5,121,570	5,442,700
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,611,125
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,599,957
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	3,039,063
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		520,000	491,400
			238,424,769
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 1.3%
Allstate Corp.:
5.55% 5/9/35		$ 7,505,000	$ 7,667,994
6.2% 5/16/14		6,893,000	7,942,439
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	8,032,500
Aon Corp.:
3.5% 9/30/15		4,219,000	4,278,429
5% 9/30/20		4,848,000	4,955,097
6.25% 9/30/40		3,160,000	3,203,829
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,018,246
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	599,129
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,472,363
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	819,511
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	530,902
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		7,475,000	9,983,677
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,965,071
4.75% 2/8/21		4,032,000	4,183,390
5% 6/15/15		1,163,000	1,275,954
5.875% 2/6/41		3,113,000	3,192,739
6.125% 12/1/11		990,000	1,039,608
6.75% 6/1/16		7,610,000	9,013,553
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)		559,000	605,358
5.125% 6/10/14 (h)		6,751,000	7,482,626
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,685,995
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,377,654
New York Life Insurance Co. 6.75% 11/15/39 (h)		3,590,000	4,255,033
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		5,160,000	5,600,793
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	12,126,782
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		6,756,000	8,606,759
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	6,267,884
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,438,812
4.75% 9/17/15		11,000,000	11,889,119
5.15% 1/15/13		2,167,000	2,321,908
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19		$ 3,230,000	$ 3,870,041
8.875% 6/15/38 (o)		1,915,000	2,202,250
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,346,611
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,589,373
Unum Group 5.625% 9/15/20		5,659,000	5,728,526
			172,569,955
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	394,365
5.5% 1/15/12		1,759,000	1,839,362
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,402,339
5.875% 11/30/12		670,000	717,315
Developers Diversified Realty Corp.:
5.25% 4/15/11		3,363,000	3,402,280
5.375% 10/15/12		3,206,000	3,301,257
7.5% 4/1/17		4,686,000	5,258,292
7.875% 9/1/20		323,000	369,625
Duke Realty LP:
4.625% 5/15/13		949,000	987,017
5.875% 8/15/12		1,017,000	1,076,285
Equity One, Inc.:
6% 9/15/17		890,000	907,930
6.25% 12/15/14		5,464,000	5,862,440
6.25% 1/15/17		494,000	513,577
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	477,667
5.9% 4/1/20		2,450,000	2,692,418
6% 7/15/12		2,933,000	3,124,481
6.2% 1/15/17		620,000	704,043
HMB Capital Trust V 3.8922% 12/15/36 (c)(h)(o)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	939,294
6.25% 6/15/17		1,232,000	1,294,821
6.65% 1/15/18		867,000	928,034
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (h)		1,260,000	1,263,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16		$ 3,060,000	$ 3,098,250
Senior Housing Properties Trust:
6.75% 4/15/20		1,575,000	1,669,500
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,609,769
Washington (REIT) 5.95% 6/15/11		3,701,000	3,779,565
			54,875,576
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13		2,580,000	2,755,953
Arden Realty LP 5.2% 9/1/11		1,339,000	1,382,093
BioMed Realty LP 6.125% 4/15/20 (h)		3,359,000	3,624,314
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,192,000	4,197,077
5.7% 5/1/17		6,962,000	7,076,859
5.75% 4/1/12		2,512,000	2,591,799
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (h)		595,000	592,025
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,176,584
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,943,514
Digital Realty Trust LP 4.5% 7/15/15 (h)		4,981,000	5,113,161
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,769,874
5.625% 8/15/11		3,706,000	3,790,975
5.95% 2/15/17		1,109,000	1,181,659
6.25% 5/15/13		14,494,000	15,645,761
6.5% 1/15/18		3,795,000	4,145,624
6.75% 3/15/20		10,000,000	11,091,870
ERP Operating LP:
4.75% 7/15/20		7,569,000	7,821,661
5.25% 9/15/14		1,310,000	1,445,817
5.375% 8/1/16		2,768,000	3,075,168
5.5% 10/1/12		3,690,000	3,967,160
5.75% 6/15/17		11,387,000	12,721,636
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	217,500
7.625% 6/1/15		100,000	92,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	643,467
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6% 11/1/20 (h)		$ 1,075,000	$ 1,056,188
9% 5/15/17		2,135,000	2,396,538
Liberty Property LP:
4.75% 10/1/20		11,435,000	11,677,308
5.125% 3/2/15		1,190,000	1,294,145
5.5% 12/15/16		1,523,000	1,682,412
6.625% 10/1/17		4,835,000	5,631,344
Mack-Cali Realty LP 7.75% 2/15/11		976,000	989,762
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,089,361
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,656,228
Regency Centers LP:
4.95% 4/15/14		611,000	644,441
5.25% 8/1/15		2,133,000	2,273,861
5.875% 6/15/17		1,089,000	1,195,495
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,904,768
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,831,366
6.15% 11/15/15		1,761,000	1,953,673
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,455,000	2,590,025
Ventas Realty LP:
6.5% 6/1/16		105,000	109,725
6.5% 6/1/16		450,000	470,250
6.75% 4/1/17		250,000	267,500
			155,777,941
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,569,120
5.65% 5/1/18		12,000,000	12,296,424
6.5% 8/1/16		9,000,000	9,772,407
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,600,000	8,191,516
Independence Community Bank Corp. 2.11% 4/1/14 (o)		4,218,000	4,139,212
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	30,000
			38,998,679
TOTAL FINANCIALS			1,203,120,963
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc.:
10% 10/15/17		$ 3,230,000	$ 3,504,550
10.375% 10/15/17 pay-in-kind (o)		1,505,000	1,636,688
			5,141,238
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,765,967
6.3% 8/15/14		3,618,000	3,823,184
DASA Finance Corp. 8.75% 5/29/18 (h)		930,000	1,060,200
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,168,200
6.625% 11/1/20		1,020,000	1,014,900
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,587,214
6.25% 6/15/14		2,629,000	2,988,182
HCA Holdings, Inc. 7.75% 5/15/21 (h)		2,420,000	2,377,650
HCA, Inc.:
9.125% 11/15/14		3,905,000	4,070,963
9.25% 11/15/16		4,905,000	5,113,463
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,986,645
HealthSouth Corp.:
7.25% 10/1/18		1,695,000	1,741,613
7.75% 9/15/22		905,000	938,938
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,488,553
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,064,650
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)		190,000	192,850
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,100
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,750
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		5,155,000	5,206,550
8% 2/1/18 (h)		2,330,000	2,353,300
			62,121,872
Health Care Technology - 0.1%
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14		6,090,000	6,638,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (h)		$ 1,120,000	$ 1,136,800
Mylan, Inc.:
6% 11/15/18 (h)		2,185,000	2,141,300
7.625% 7/15/17 (h)		1,115,000	1,179,113
7.875% 7/15/20 (h)		995,000	1,064,650
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,168,745
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,622,190
Valeant Pharmaceuticals International 6.875% 12/1/18 (h)		2,745,000	2,722,766
			18,035,564
TOTAL HEALTH CARE			91,936,774
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.875% 9/15/20		1,695,000	1,728,900
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	9,276,985
6.4% 12/15/11 (h)		818,000	854,403
BE Aerospace, Inc.:
6.875% 10/1/20		1,120,000	1,145,200
8.5% 7/1/18		3,470,000	3,773,625
Esterline Technologies Corp. 7% 8/1/20 (h)		1,105,000	1,143,675
			17,922,788
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (h)		4,265,000	4,478,250
American Airlines, Inc. 10.5% 10/15/12		3,200,000	3,480,000
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12		63,163	64,186
8.608% 10/1/12		960,000	969,600
10.375% 7/2/19		1,878,805	2,235,779
AMR Corp. 9% 8/1/12		485,000	495,913
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		374,725	383,156
6.648% 3/15/19		2,820,535	2,957,331
6.75% 9/15/15 (h)		3,405,000	3,502,724
6.82% 5/1/18		221,731	234,703
6.9% 7/2/19		817,032	872,182
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 9.25% 5/10/17		$ 2,906,574	$ 3,139,100
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	359,151
8.021% 8/10/22		1,640,643	1,716,113
8.954% 8/10/14		2,174,767	2,285,680
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		824,124	832,365
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,857,882
8.36% 7/20/20		1,320,837	1,345,273
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	852,667
12% 11/1/13 (h)		995,000	1,099,475
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	808,683
9.75% 1/15/17		2,284,141	2,640,924
12% 1/15/16 (h)		828,962	946,012
			37,557,149
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (h)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.7869% 2/1/15 (o)		5,440,000	5,154,400
8.5% 2/1/15		1,775,000	1,832,688
Covanta Holding Corp. 7.25% 12/1/20 (j)		1,190,000	1,214,551
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (h)		955,000	1,043,338
International Lease Finance Corp.:
6.5% 9/1/14 (h)		1,620,000	1,701,000
6.75% 9/1/16 (h)		1,620,000	1,717,200
8.625% 9/15/15 (h)		2,745,000	2,909,700
8.75% 3/15/17 (h)		3,990,000	4,259,325
8.875% 9/1/17		4,870,000	5,162,200
			24,994,402
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		2,535,000	2,566,688
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - continued
Odebrecht Finance Ltd. 7% 4/21/20 (h)		$ 460,000	$ 496,800
Odebrecht Overseas Ltd. 9.625%		250,000	250,000
			3,313,488
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,390,255
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)		901,711	978,356
			20,368,611
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (h)		2,230,000	2,374,950
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,323,125
Navistar International Corp. 8.25% 11/1/21		2,655,000	2,814,300
RBS Global, Inc./Rexnord Corp. 8.5% 5/1/18		2,245,000	2,312,350
			10,824,725
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)		680,000	685,984
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		1,970,000	2,102,975
9.5% 12/15/14		3,070,000	3,177,450
SCF Capital Ltd. 5.375% 10/27/17 (h)		480,000	465,600
			6,432,009
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20 (h)		2,515,000	2,496,138
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,146,050
7.75% 5/15/16		3,025,000	3,025,000
Georgian Railway Ltd. 9.875% 7/22/15		475,000	504,688
Hertz Corp.:
7.5% 10/15/18 (h)		5,260,000	5,286,300
8.875% 1/1/14		6,065,000	6,186,300
10.5% 1/1/16		2,240,000	2,352,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,235,000	1,512,875
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,965,000	3,142,900
			26,156,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		$ 495,000	$ 540,788
TOTAL INDUSTRIALS			153,105,211
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,290,000	1,270,650
10.125% 11/1/15 pay-in-kind (o)		4,012,385	3,962,230
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	4,374,000
6.5% 1/15/28		1,940,000	1,571,400
			11,178,280
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
5.625% 12/15/20		710,000	697,575
7.75% 7/15/16		2,915,000	3,257,513
8.25% 3/15/18		1,025,000	1,168,500
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,274,226
6% 10/1/12		3,877,000	4,156,675
6.55% 10/1/17		1,383,000	1,586,460
			14,140,949
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,650,175
Terremark Worldwide, Inc.:
9.5% 11/15/13 (h)		990,000	980,100
12% 6/15/17		4,050,000	4,536,000
			8,166,275
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (h)		800,000	844,000
7.875% 7/15/20 (h)		1,070,000	1,142,225
SunGard Data Systems, Inc.:
7.375% 11/15/18 (h)		1,095,000	1,084,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.: - continued
7.625% 11/15/20 (h)		$ 1,095,000	$ 1,089,525
10.25% 8/15/15		3,795,000	3,946,800
			8,106,600
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		6,230,000	6,318,260
Xerox Corp. 5.5% 5/15/12		1,602,000	1,693,296
			8,011,556
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (h)		2,085,000	2,147,550
Amkor Technology, Inc. 7.375% 5/1/18		2,060,000	2,101,200
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (o)		1,966,560	1,971,476
9.25% 4/15/18 (h)		2,385,000	2,498,288
10.125% 12/15/16		3,320,000	3,137,400
Spansion LLC 7.875% 11/15/17 (h)		1,620,000	1,605,825
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,780,800
			15,242,539
TOTAL INFORMATION TECHNOLOGY			64,846,199
MATERIALS - 1.1%
Chemicals - 0.6%
Berry Plastics Corp.:
5.0391% 2/15/15 (o)		1,975,000	1,876,250
8.25% 11/15/15		2,660,000	2,773,050
9.5% 5/15/18		1,725,000	1,673,250
Braskem Finance Ltd. 7% 5/7/20 (h)		860,000	885,800
Celanese US Holdings LLC 6.625% 10/15/18 (h)		1,185,000	1,211,663
Dow Chemical Co.:
4.25% 11/15/20		10,205,000	9,937,915
4.85% 8/15/12		9,460,000	10,027,335
7.6% 5/15/14		16,104,000	18,806,895
Huntsman International LLC:
5.5% 6/30/16		3,195,000	3,067,200
8.625% 3/15/20		1,700,000	1,814,750
8.625% 3/15/21 (h)		2,535,000	2,737,800
Ineos Finance PLC 9% 5/15/15 (h)		1,715,000	1,787,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (h)		$ 1,865,000	$ 1,846,350
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,399,938
NOVA Chemicals Corp.:
3.5678% 11/15/13 (o)		2,720,000	2,638,400
6.5% 1/15/12		2,290,000	2,364,425
8.375% 11/1/16		2,825,000	3,029,813
8.625% 11/1/19		1,935,000	2,113,988
			72,992,710
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,018,831
Containers & Packaging - 0.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,377,500
Metals & Mining - 0.4%
Anglo American Capital PLC:
4.45% 9/27/20 (h)		2,556,000	2,631,739
9.375% 4/8/14 (h)		5,953,000	7,283,507
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,081,026
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (h)		3,317,000	3,242,621
6.375% 11/30/12 (h)		2,002,000	2,184,066
CSN Islands XI Corp. 6.875% 9/21/19 (h)		830,000	896,400
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,326,400
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		2,990,000	3,057,275
Evraz Group SA:
8.25% 11/10/15 (h)		505,000	525,831
8.875% 4/24/13 (h)		1,665,000	1,760,738
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)		875,000	888,125
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		530,000	535,300
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,178,900
Metinvest BV 10.25% 5/20/15 (h)		810,000	828,225
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		830,000	850,750
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,747,798
Steel Capital SA 6.7% 10/25/17 (h)		535,000	523,631
Steel Dynamics, Inc. 6.75% 4/1/15		2,240,000	2,251,200
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,751,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37		$ 2,648,000	$ 2,300,450
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,684,512
			52,587,094
Paper & Forest Products - 0.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,258,200
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		1,345,000	1,324,825
11.5% 7/1/14		2,880,000	3,139,200
			5,722,225
TOTAL MATERIALS			137,698,360
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,344,975
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,072,520
5.35% 9/1/40 (h)		10,000,000	9,467,610
6.3% 1/15/38		10,671,000	11,343,273
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,100,797
British Telecommunications PLC 9.375% 12/15/10 (f)		2,717,000	2,724,070
CenturyLink, Inc. 7.6% 9/15/39		7,184,000	7,204,518
Citizens Communications Co.:
7.875% 1/15/27		925,000	906,500
9% 8/15/31		2,260,000	2,367,350
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,680,188
8.125% 10/1/18		3,615,000	3,976,500
8.25% 4/15/17		2,270,000	2,479,975
8.5% 4/15/20		775,000	852,500
Global Crossing Ltd.:
9% 11/15/19 (h)		1,820,000	1,806,350
12% 9/15/15		2,160,000	2,408,400
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		485,000	527,438
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,215,000	1,260,563
12% 2/4/17 pay-in-kind (o)		7,164,320	7,459,848
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13		$ 3,700,000	$ 3,663,000
7.625% 4/15/12		2,475,000	2,512,125
11.25% 6/15/16		1,635,000	1,741,275
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		1,310,000	1,323,100
7.125% 4/1/18 (h)		2,450,000	2,548,000
8% 10/1/15		2,050,000	2,178,125
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,992,250
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,353,601
5.25% 10/1/15		1,177,000	1,248,050
6.999% 6/4/18		1,793,000	1,993,633
7.2% 7/18/36		14,240,000	13,639,699
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,128,970
6.421% 6/20/16		1,162,000	1,312,021
Telemar Norte Leste SA 5.5% 10/23/20 (h)		530,000	526,025
U.S. West Communications 7.5% 6/15/23		3,760,000	3,741,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,030,500
6.25% 4/1/37		2,348,000	2,572,459
6.9% 4/15/38		6,295,000	7,409,612
Verizon New England, Inc. 6.5% 9/15/11		891,000	929,766
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,842,947
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		1,155,000	1,143,450
11.75% 7/15/17 (h)		4,535,000	4,965,825
			155,779,008
Wireless Telecommunication Services - 0.9%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (h)(o)		1,260,000	1,197,000
Cricket Communications, Inc. 7.75% 10/15/20 (h)		1,825,000	1,688,125
Digicel Group Ltd.:
8.25% 9/1/17 (h)		2,020,000	2,131,100
8.875% 1/15/15 (h)		4,030,000	4,060,225
9.125% 1/15/15 pay-in-kind (h)(o)		3,070,000	3,093,025
12% 4/1/14 (h)		3,545,000	4,138,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 9,282,000	$ 10,033,898
5.875% 10/1/19		11,570,000	12,860,148
6.35% 3/15/40		3,541,000	3,673,589
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		2,770,000	2,922,350
11.5% 6/15/16		7,175,000	7,641,375
Intelsat Jackson Holdings SA 7.25% 10/15/20 (h)		3,485,000	3,476,288
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	561,000
8.875% 1/15/15		6,110,000	6,262,750
MetroPCS Wireless, Inc.:
6.625% 11/15/20		1,825,000	1,740,503
7.875% 9/1/18		2,925,000	3,085,875
Millicom International Cellular SA 10% 12/1/13		3,530,000	3,587,363
Mobile Telesystems Finance SA 8% 1/28/12 (h)		813,000	853,650
MTS International Funding Ltd. 8.625% 6/22/20 (h)		1,055,000	1,169,784
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,315,925
6.875% 10/31/13		9,105,000	9,093,619
7.375% 8/1/15		4,995,000	4,820,175
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,910,600
10% 8/15/16		3,560,000	3,951,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		2,735,000	2,488,850
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	3,170,000
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,357,813
Telecom Personal SA 9.25% 12/22/10 (h)		1,065,000	1,066,331
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,195,000	1,218,900
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,545,000	1,666,669
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13		$ 2,296,000	$ 2,513,833
5.5% 6/15/11		2,760,000	2,830,228
			121,581,379
TOTAL TELECOMMUNICATION SERVICES			277,360,387
UTILITIES - 2.0%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,836,542
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,568,639
AmerenUE 6.4% 6/15/17		1,753,000	2,013,384
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,086,919
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (h)		15,951,000	16,168,827
Edison International 3.75% 9/15/17		6,565,000	6,700,502
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	5,983,683
6% 2/2/18 (h)		6,262,000	6,250,584
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		345,000	366,563
FirstEnergy Corp. 7.375% 11/15/31		6,353,000	6,739,847
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,601,851
6.05% 8/15/21		7,817,000	8,283,839
Intergen NV 9% 6/30/17 (h)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,773,000
Kentucky Utilities Co.:
3.25% 11/1/20 (h)		785,000	768,023
5.125% 11/1/40 (h)		5,606,000	5,649,497
LG&E and KU Energy LLC:
2.125% 11/15/15 (h)		7,247,000	7,115,851
3.75% 11/15/20 (h)		1,426,000	1,393,511
Louisville Gas & Electric Co. 5.125% 11/15/40 (h)		1,682,000	1,697,681
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,540,000	1,801,800
7.75% 1/20/20 (h)		850,000	1,007,250
8% 8/7/19 (h)		635,000	758,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21		$ 3,570,000	$ 3,427,200
9.125% 5/1/31		3,775,000	3,605,125
National Power Corp. 6.875% 11/2/16 (h)		540,000	629,100
Nevada Power Co. 6.5% 5/15/18		790,000	937,957
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,267,450
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	850,477
Pepco Holdings, Inc. 2.7% 10/1/15		6,931,000	6,910,311
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		507,000	495,593
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,197,125
7.1% 3/1/11		3,385,000	3,439,119
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,711,495
			136,083,895
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15		2,940,000	2,182,950
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	704,900
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	480,530
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,100,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		1,220,000	1,216,950
			7,685,330
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		3,210,000	3,402,600
8% 10/15/17		2,575,000	2,678,000
9.75% 4/15/16		1,475,000	1,637,250
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,294,066
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		3,620,000	3,683,350
Exelon Generation Co. LLC:
4% 10/1/20		16,000,000	15,605,248
5.35% 1/15/14		1,528,000	1,682,566
GenOn Escrow Corp.:
9.5% 10/15/18 (h)		1,685,000	1,600,750
9.875% 10/15/20 (h)		1,625,000	1,543,750
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,840,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 1/15/17		$ 3,225,000	$ 3,257,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		720,000	858,600
7.39% 12/2/24 (h)		750,000	905,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,914,612
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,000,000
			57,903,667
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,039,593
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,935,080
6.3% 9/30/66 (o)		4,887,000	4,728,173
7.5% 6/30/66 (o)		9,539,000	9,920,560
DTE Energy Co. 7.05% 6/1/11		984,000	1,014,232
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		2,921,000	3,169,259
6.5% 9/15/37		7,097,000	8,223,954
National Grid PLC 6.3% 8/1/16		1,314,000	1,536,963
NiSource Finance Corp.:
5.25% 9/15/17		843,000	902,566
5.4% 7/15/14		1,347,000	1,490,831
5.45% 9/15/20		854,000	914,924
6.4% 3/15/18		1,326,000	1,509,717
6.8% 1/15/19		6,774,000	7,870,650
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		3,916,000	3,837,680
			53,094,182
TOTAL UTILITIES			254,767,074
TOTAL NONCONVERTIBLE BONDS			3,050,880,041
TOTAL CORPORATE BONDS (Cost $2,792,812,469)			3,055,998,518
U.S. Government and Government Agency Obligations - 32.1%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12		$ 10,710,000	$ 10,654,554
0.5% 10/30/12		668,000	666,921
0.75% 12/18/13		23,717,000	23,576,999
1% 4/4/12		1,230,000	1,238,252
1% 9/23/13		30,152,000	30,260,004
1.25% 8/20/13		24,381,000	24,648,557
5% 2/16/12		1,090,000	1,148,640
Federal Home Loan Bank:
0.875% 12/27/13		5,100,000	5,093,324
1.625% 11/21/12		30,360,000	30,959,671
1.625% 3/20/13		23,140,000	23,628,740
Freddie Mac:
0.375% 11/30/12		1,534,000	1,526,539
1.125% 7/27/12		230,000	232,221
1.75% 6/15/12		505,000	514,371
1.75% 9/10/15		40,525,000	40,668,904
2.125% 3/23/12		75,000	76,563
5.25% 7/18/11		10,730,000	11,064,529
Tennessee Valley Authority 5.375% 4/1/56		385,000	434,965
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			206,393,754
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		78,424,112	87,383,443
2.5% 1/15/29		20,348,000	24,030,240
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20		255,681,574	273,104,009
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			384,517,692
U.S. Treasury Obligations - 27.3%
U.S. Treasury Bonds:
3.875% 8/15/40		269,285,000	257,840,388
4.25% 5/15/39		32,150,000	32,903,532
4.375% 11/15/39		19,090,000	19,937,119
U.S. Treasury Notes:
0.375% 9/30/12		487,000	486,410
0.75% 11/30/11		171,564,000	172,307,902
1.375% 11/30/15		200,000,000	199,125,000
1.75% 3/31/14 (l)		125,000,000	128,711,000
1.875% 4/30/14 (l)		42,760,000	44,209,821
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15		$ 50,250,000	$ 51,502,331
2.375% 9/30/14		171,534,000	180,177,770
2.375% 2/28/15		667,385,000	699,973,359
2.5% 3/31/15		100,000,000	105,445,000
2.5% 4/30/15		100,000,000	105,382,800
2.625% 7/31/14		625,000,000	662,158,125
2.625% 12/31/14 (l)		329,010,000	348,724,937
2.625% 11/15/20 (g)		200,000,000	196,812,400
2.75% 2/15/19		80,000,000	81,818,720
3.125% 4/30/17		87,265,000	93,346,323
3.25% 3/31/17		80,260,000	86,530,313
3.5% 5/15/20		21,386,000	22,802,823
3.625% 2/15/20		26,742,000	28,862,560
TOTAL U.S. TREASURY OBLIGATIONS			3,519,058,633
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,835,488
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,011,340,472)			4,142,805,567
U.S. Government Agency - Mortgage Securities - 9.4%

Fannie Mae - 7.1%
2.335% 10/1/33 (o)		1,125,500	1,167,923
2.577% 6/1/36 (o)		167,830	174,606
3% 12/1/25 (j)		21,000,000	20,962,891
3.466% 7/1/37 (o)		469,750	492,193
3.5% 12/1/25 (j)(k)		18,000,000	18,399,087
3.5% 12/1/25 (j)(k)		19,000,000	19,421,259
3.5% 12/1/40 (j)(k)		31,000,000	30,442,784
4% 12/1/25 (j)		6,000,000	6,236,600
4% 8/1/39 to 10/1/40		31,078,813	31,600,345
4% 12/1/40 (j)		20,000,000	20,292,554
4.5% 6/1/24 to 11/1/40		71,494,808	74,673,237
4.5% 12/1/25 (j)		7,000,000	7,375,160
4.5% 12/1/40 (j)		21,500,000	22,364,214
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 5/1/19 to 9/1/40 (k)		$ 103,509,267	$ 110,119,615
5% 12/1/40 (j)		50,000,000	52,979,555
5% 12/1/40 (j)(k)		9,000,000	9,536,320
5.214% 12/1/35 (o)		719,153	750,323
5.298% 2/1/36 (o)		1,155,264	1,205,447
5.5% 3/1/18 to 12/1/39		122,449,582	131,795,762
5.5% 12/1/40 (j)		3,000,000	3,223,131
5.5% 12/1/40 (j)		58,000,000	62,313,860
5.5% 12/1/40 (j)(k)		30,500,000	32,768,495
6% 1/1/21 to 9/1/39		85,919,058	94,340,648
6% 11/1/40 (j)(k)		11,000,000	11,988,209
6% 12/1/40 (j)(k)		7,000,000	7,615,462
6% 12/1/40 (j)(k)		12,500,000	13,599,039
6% 12/1/40 (j)(k)		33,000,000	35,901,462
6% 1/1/41 (j)		45,500,000	49,411,635
6.5% 5/1/31 to 9/1/38		41,103,655	46,213,306
TOTAL FANNIE MAE			917,365,122
Freddie Mac - 1.0%
3.119% 11/1/35 (o)		4,680,555	4,890,103
4.361% 10/1/35 (o)		242,253	256,637
4.5% 7/1/25 to 10/1/40		11,067,992	11,598,040
5% 4/1/38 to 9/1/40		42,307,100	44,817,830
5% 12/1/40 (j)(k)		2,000,000	2,112,620
5.5% 11/1/17 to 12/1/35		17,363,251	18,718,436
6% 7/1/37		160,437	175,283
6% 12/1/40 (j)		24,000,000	26,020,154
6.5% 10/1/37 to 1/1/39		13,702,132	15,198,346
TOTAL FREDDIE MAC			123,787,449
Ginnie Mae - 1.3%
4% 1/15/25 to 3/15/40		59,060,367	62,146,164
4% 11/1/40 (j)(k)		8,000,000	8,211,709
4% 12/1/40 (j)		18,000,000	18,455,625
4% 12/1/40 (j)		7,000,000	7,177,188
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
4% 12/1/40 (j)		$ 6,000,000	$ 6,151,875
4.5% 3/15/39 to 9/20/40		67,868,823	71,488,270
TOTAL GINNIE MAE			173,630,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,205,402,417)			1,214,783,402
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (o)		1,821,633	1,030,304
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (o)		96,601	94,740
Class M2, 1.9034% 3/25/34 (o)		483,000	383,336
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (o)		180,737	169,739
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (o)		170,200	1,945
Class M5, 0.6434% 4/25/36 (o)		32,605	66
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3834% 5/20/13 (o)		88,777	88,712
Series 2006-A6 Class A6, 0.2834% 9/20/13 (o)		175,424	175,295
Series 2006-A7 Class A7, 0.2734% 10/20/12 (o)		96,589	96,519
Series 2006-C1 Class C1, 0.7334% 10/20/14 (o)		102,300	18,926
Series 2007-A1 Class A, 0.3034% 1/20/15 (o)		64,807	64,760
Series 2007-A4 Class A4, 0.2834% 4/22/13 (o)		77,449	77,392
Series 2007-D1 Class D, 1.6534% 1/22/13 (h)(o)		2,590,000	25,900
Airspeed Ltd. Series 2007-1A Class C1, 2.7534% 6/15/32 (h)(o)		4,310,611	1,875,116
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,372,888
Class A4, 3% 10/15/15 (h)		4,280,000	4,431,480
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (h)		20,570,000	21,111,355
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,151,696
Class E, 6.96% 3/8/16 (h)		2,052,284	1,986,190
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (o)		102,470	75,050
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.8034% 4/25/34 (o)		$ 135,858	$ 27,467
Series 2005-R2 Class M1, 0.7034% 4/25/35 (o)		2,064,696	1,742,495
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	110,047
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	24,000
Class G, 9.75% 12/24/37 (h)		211,548	14,808
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6134% 3/23/19 (h)(o)		234,046	177,875
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (o)		47,932	34,190
Series 2004-W11 Class M2, 0.9534% 11/25/34 (o)		561,149	403,408
Series 2004-W7 Class M1, 0.8034% 5/25/34 (o)		1,542,998	847,753
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (o)		1,419,587	493,482
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (o)		2,668,736	1,911,162
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (o)		262,000	6,718
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(h)(o)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		8,682,265	8,775,437
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,625,615
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13		14,030,000	14,014,164
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6391% 1/20/40 (h)(o)		184,577	178,117
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (o)		860,559	859,294
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (o)		1,806,310	1,715,994
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (o)		196,075	193,998
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		819,937	822,898
Class C, 5.31% 6/15/12		1,634,000	1,667,144
Series 2007-1 Class C, 5.38% 11/15/12		582,000	603,925
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,203,881
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,129,421
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (h)(o)		457,498	94,931
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.0034% 7/20/39 (h)(o)		$ 263,810	$ 23,822
Class C, 1.3534% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		1,000,000	992,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (h)(o)		186,189	122,885
Capmark VII Ltd. Series 2006-7A Class H, 1.8034% 8/15/36 (h)(o)		516,641	20
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	946,719
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (o)		1,140,851	106,791
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (o)		425,500	16,216
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (o)		224,000	30,178
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (o)		186,369	11,192
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (o)		1,802,588	610,623
Cbre Realty Finance Cdo 2007-1/LLC 0.54% 4/7/52 (h)(o)		499,838	314,898
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (h)(o)		129,202	116,419
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (h)		406,995	410,087
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,395,286
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,456,178
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (h)		12,605,182	12,625,883
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,447,113
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (o)		765,389	32,129
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (o)		83,289	80,790
Series 2007-4 Class A1A, 0.3763% 9/25/37 (o)		556,879	521,910
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (o)		11,800	4,769
Series 2004-3 Class M4, 1.2234% 4/25/34 (o)		159,665	61,575
Series 2004-4 Class M2, 1.0484% 6/25/34 (o)		587,945	320,157
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6734% 8/25/35 (o)		$ 1,014,947	$ 962,717
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (o)		136,795	134,873
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)		506,134	515,725
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (h)		14,739	14,766
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	365,020
Class B2, 1.6394% 12/28/35 (h)(o)		500,000	305,020
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7619% 11/28/16 (h)(o)		395,975	376,191
Crest Ltd. Series 2002-IGA Class A, 0.7384% 7/28/17 (h)(o)		256,575	252,727
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	471,510
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (o)		38,916	28,048
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (o)		290,872	160,881
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (o)		6,074,620	2,355,807
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (o)		23,929	6,875
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (h)		14,200,000	14,159,529
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,193,089
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	665,411
Class D, 6.89% 5/15/13 (h)		915,000	943,118
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,015,271
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,460,754
Class A4, 2.98% 8/15/14		4,800,000	4,982,746
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,725,967
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (o)		772,000	763,196
Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,671,073
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,512
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15		$ 362,301	$ 362,632
Class C, 5.43% 2/16/15		614,000	610,822
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (o)		948,695	460,117
Class M4, 0.9334% 1/25/35 (o)		363,547	67,983
Series 2006-D Class M1, 0.4834% 11/25/36 (o)		324,000	10,247
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (h)(o)		2,892,000	1,735,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,000,434	1,592,345
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (h)(o)		262,151	230,692
Series 2006-2A:
Class A, 0.4334% 11/15/34 (h)(o)		2,323,910	1,882,367
Class B, 0.5334% 11/15/34 (h)(o)		839,466	528,864
Class C, 0.6334% 11/15/34 (h)(o)		1,395,159	599,918
Class D, 1.0034% 11/15/34 (h)(o)		529,787	127,149
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (o)		1,151,000	1,138,401
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (o)		739,000	607,862
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		46,300	47,134
Class C, 5.74% 12/15/14		93,515	94,737
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		239,626	49,305
Class M1, 0.9034% 6/25/34 (o)		2,723,367	1,873,184
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (o)		1,096,059	61,268
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (o)		112,751	2,600
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (h)(o)		650,241	331,623
Series 2006-3:
Class B, 0.6534% 9/25/46 (h)(o)		654,930	130,986
Class C, 0.8034% 9/25/46 (h)(o)		1,526,694	229,004
Class E, 1.9034% 9/25/46 (h)(o)		254,633	30,556
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (o)		440,992	309,722
Series 2003-3 Class M1, 1.5434% 8/25/33 (o)		798,324	561,844
Series 2003-5 Class A2, 0.9534% 12/25/33 (o)		32,929	19,473
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (o)		$ 115,552	$ 114,411
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (o)		1,556,435	1,505,348
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (o)		7,698	7,568
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (o)		769,613	633,083
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (o)		1,522,035	591,458
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,510,724
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (o)		204,000	8,349
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (o)		1,520,141	1,255,527
Class MV1, 0.4834% 11/25/36 (o)		1,234,797	738,459
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (o)		573,000	28,627
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (o)		790,689	677,124
Series 2006-A Class 2C, 1.4394% 3/27/42 (o)		3,243,000	544,433
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		2,090,065	2,120,792
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (o)		106,647	75,170
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6834% 5/25/46 (h)(o)		250,000	60,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		22,764	21,193
Class C, 5.691% 10/20/28 (h)		10,118	8,567
Class D, 6.01% 10/20/28 (h)		120,462	96,155
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (o)		545,328	30,471
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (o)		784,792	39,802
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (o)		185,677	122,148
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		173,214	174,667
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (o)		621,161	478,130
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (o)		2,159,683	1,909,452
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (o)		15,799	15,633
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (o)		3,244,060	2,586,664
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (o)		$ 57,368	$ 41,024
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (o)		32,033	17,148
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (o)		399,800	211,833
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (o)		416,362	60,447
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (o)		263,000	7,047
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9669% 8/28/38 (h)(o)		220,000	140,809
Class C1B, 7.696% 8/28/38 (h)		63,000	38,329
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		9,181,200	1,055,838
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		15,668,831	292,633
Series 2006-2 Class AIO, 6% 8/25/11 (q)		7,251,000	252,444
Series 2006-3 Class AIO, 7.1% 1/25/12 (q)		37,932,000	2,370,750
Series 2006-4:
Class A1, 0.2834% 3/25/25 (o)		385,106	379,248
Class AIO, 6.35% 2/27/12 (q)		28,242,000	1,918,750
Class D, 1.3534% 5/25/32 (o)		2,481,000	19,352
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		33,769,000	3,005,441
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		24,991,000	2,460,806
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (o)		1,426,957	980,972
Series 2005-D Class M2, 0.7234% 2/25/36 (o)		827,339	73,828
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,559,071
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,947,487
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (c)(h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (o)		87,144	84,601
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (o)		180,331	175,337
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (o)		532,896	253,793
Class M4, 1.7034% 9/25/34 (o)		683,353	166,012
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (o)		2,548,346	2,244,683
Class M3, 0.8134% 1/25/36 (o)		478,432	331,745
Class M4, 1.0834% 1/25/36 (o)		1,475,804	598,468
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (o)		1,883,145	55,552
Class M9, 2.1334% 5/25/35 (o)		210,462	668
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		$ 387,753	$ 364,488
Class B, 4.846% 7/24/39 (h)		180,000	140,400
Class C, 5.08% 7/24/39 (h)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (h)(o)		3,406,919	3,401,593
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (o)		566,000	17,267
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (o)		451,093	442,996
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2034% 9/25/46 (h)(o)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (o)		5,108	4,466
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (o)		1,600,278	1,316,008
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (o)		96,000	3,167
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (o)		47,548	21,662
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (o)		17,397	17,086
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (h)(o)		801,397	753,301
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (o)		1,272,000	74,491
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (o)		72,752	35,676
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (o)		1,432,925	1,191,509
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		921,345	948,985
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (o)		28,819	20,159
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		349,000	331,550
Class IV, 6.84% 5/22/37 (h)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (h)(o)		2,604,146	130,207
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)		$ 544,516	$ 562,629
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		96,026	96,281
Class D, 5.54% 12/20/12 (h)		583,000	590,197
Class E, 7.05% 5/20/14 (h)		1,390,000	1,413,350
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (h)(o)		400,000	108,000
Series 2006-1A:
Class A1A, 0.5494% 9/25/26 (h)(o)		330,000	273,900
Class A1B, 0.6194% 9/25/26 (h)(o)		705,000	556,978
Class A2A, 0.5094% 9/25/26 (h)(o)		1,186,000	984,380
Class F, 1.4394% 9/25/26 (h)(o)		250,000	140,000
Class G, 1.6394% 9/25/26 (h)(o)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (h)(o)		8,530,177	8,479,358
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (h)(o)		1,789,540	662,130
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1344% 11/21/40 (h)(o)		305,000	76,250
TOTAL ASSET-BACKED SECURITIES (Cost $308,740,787)			318,126,605
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3305% 3/25/18 (o)		110,002	66,001
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		203,265	20,326
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (h)(o)		1,428,375	1,383,404
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (o)		106,000	26,248
Class C, 5.6987% 4/10/49 (o)		281,000	48,619
Class D, 5.6987% 4/10/49 (o)		141,000	21,491
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4634% 3/15/22 (h)(o)		933,056	903,967
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (o)		$ 1,999,238	$ 1,845,654
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (o)		2,174,218	1,938,327
Series 2004-A Class 2A2, 3.516% 2/25/34 (o)		1,215,391	1,072,544
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (o)		143,553	123,757
Class 2A2, 3.0591% 3/25/34 (o)		5,782,087	5,491,147
Series 2004-D Class 2A2, 2.957% 5/25/34 (o)		1,932,876	1,754,614
Series 2004-G Class 2A7, 2.9642% 8/25/34 (o)		1,759,292	1,557,245
Series 2004-H Class 2A1, 3.1633% 9/25/34 (o)		1,577,496	1,402,917
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (h)(o)(q)		11,716,610	898,664
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (o)		2,210,029	1,774,220
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.4934% 3/15/19 (h)(o)		350,000	299,688
Series 2006-T24 Class X2, 0.4274% 10/12/41 (h)(o)(q)		3,690,559	46,002
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (o)		1,556,757	1,513,581
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (o)		367,706	365,989
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (o)		1,902,000	2,023,629
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (o)		1,424,823	1,421,274
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	488,750
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (h)(o)		1,902,000	1,897,450
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		67,928	8,151
Series 2003-35 Class B, 4.6393% 9/25/18 (o)		114,058	9,125
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (o)		1,262,366	1,162,542
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		299,339	53,881
Series 2004-3 Class DB4, 5.8279% 4/25/34 (o)		75,124	1,878
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9834% 11/25/35 (o)		34,245,180	19,402,079
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.8525% 11/25/35 (o)		$ 8,311,982	$ 4,603,336
Series 2005-56:
Class 4A1, 0.5634% 11/25/35 (o)		6,733,460	3,857,919
Class 5A1, 0.5734% 11/25/35 (o)		9,962,032	5,281,643
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (o)		1,872,212	1,775,849
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (h)(o)		3,491,000	3,439,682
Class C2, 0.7591% 10/18/54 (h)(o)		1,170,000	1,146,600
Class M2, 0.5391% 10/18/54 (h)(o)		2,005,000	1,967,707
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4343% 4/25/20 (h)(o)		300,000	273,000
Series 2010-K6 Class B, 5.3575% 12/26/46 (h)(o)		550,000	472,604
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		254,201	636
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		105,539	10,554
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (h)(o)		2,852,000	2,738,753
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (h)(o)		3,114,000	3,093,697
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (o)		205,017	105,584
Series 2006-1A Class C2, 0.8534% 12/20/54 (h)(o)		6,523,000	3,383,806
Series 2006-2 Class C1, 0.7234% 12/20/54 (o)		5,398,000	2,941,910
Series 2006-3 Class C2, 0.7534% 12/20/54 (o)		1,124,000	618,985
Series 2006-4:
Class B1, 0.3434% 12/20/54 (o)		4,521,000	3,565,939
Class C1, 0.6334% 12/20/54 (o)		2,767,000	1,435,381
Class M1, 0.4234% 12/20/54 (o)		1,190,000	818,125
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (o)		2,234,000	1,217,530
Class 1M1, 0.5534% 12/20/54 (o)		1,493,000	1,022,705
Class 2C1, 1.2134% 12/20/54 (o)		1,015,000	553,175
Class 2M1, 0.7534% 12/20/54 (o)		1,917,000	1,313,145
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (o)		2,654,000	1,366,810
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (o)		430,241	292,707
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7578% 3/25/37 (o)		9,186,447	9,024,196
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust: - continued
Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (o)		$ 765,138	$ 663,508
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (o)		376,897	237,036
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		107,298	109,295
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,753,038
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (o)		2,600,000	2,159,011
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (o)		1,778,080	1,728,571
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (o)		1,973,780	1,811,736
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (o)		3,175,710	3,017,831
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		22,425	22,574
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	919,131
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4934% 4/25/36 (o)		18,258,447	10,203,383
Series 2006-5 Class A1A, 0.4434% 7/25/36 (o)		14,091,954	7,733,363
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (o)		3,424,710	2,152,038
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (o)		547,000	2,428
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (o)		8,178,665	5,553,427
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (h)(o)		251,984	228,046
Class C, 0.443% 6/15/22 (h)(o)		1,559,607	1,341,262
Class D, 0.453% 6/15/22 (h)(o)		600,006	504,005
Class E, 0.463% 6/15/22 (h)(o)		959,771	787,012
Class F, 0.493% 6/15/22 (h)(o)		1,545,171	1,236,137
Class G, 0.563% 6/15/22 (h)(o)		359,765	280,617
Class H, 0.583% 6/15/22 (h)(o)		720,211	554,562
Class J, 0.623% 6/15/22 (h)(o)		840,246	604,977
Class TM, 0.753% 6/15/22 (h)(o)		1,670,468	1,539,003
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		930,000	940,881
Series 2004-A4 Class A1, 2.7858% 8/25/34 (o)		2,236,991	2,137,995
Series 2005-A2 Class A7, 2.7997% 2/25/35 (o)		1,793,117	1,657,497
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-A6 Class A4, 3.1798% 10/25/33 (o)		$ 1,572,860	$ 1,491,740
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	103,956
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,693,327
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (o)		2,372,339	1,920,282
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (o)		2,994,072	191,997
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (o)		3,435,077	2,987,727
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (h)(o)		1,872,741	1,300,057
Class B6, 3.1034% 7/10/35 (h)(o)		417,553	264,562
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3525% 1/25/46 (o)		14,675,219	7,830,020
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,055,778	1,089,137
Series 2004-SL3 Class A1, 7% 8/25/16		69,864	68,158
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (h)(o)		461,331	395,189
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	267,317
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (o)		40,176	29,195
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4434% 7/25/46 (o)		28,599,682	17,187,657
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (o)		647,173	638,444
Series 2003-20 Class 1A1, 5.5% 7/25/33		548,633	561,252
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (o)		3,273,627	1,812,948
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (o)		1,143,548	1,066,188
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (o)		3,045,280	2,667,768
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		205,531	41,106
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (o)		1,008,402	958,616
Series 2004-H Class A1, 4.5322% 6/25/34 (o)		1,975,755	1,932,083
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 2.7879% 11/25/34 (o)		$ 3,483,000	$ 3,355,661
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (o)		2,423,400	2,351,883
Series 2005-AR12:
Class 2A5, 2.8758% 7/25/35 (o)		9,260,000	8,787,726
Class 2A6, 2.8758% 7/25/35 (o)		1,051,362	978,287
Series 2005-AR2:
Class 1A2, 2.8589% 3/25/35 (o)		3,667,507	2,163,286
Class 2A2, 2.8576% 3/25/35 (o)		2,960,764	2,772,374
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (o)		1,731,853	1,562,662
TOTAL PRIVATE SPONSOR			232,694,111
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		350,912	379,969
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,529,344)			233,074,080
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.627% 2/14/29 (h)(o)		800,000	814,160
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	218,183
Class B2, 7.525% 4/14/29		1,498,104	1,539,757
Class B5, 7.525% 4/14/29		129,000	95,541
Series 1997-D5:
Class A2, 6.8147% 2/14/43 (o)		1,399,000	1,502,795
Class A3, 6.8647% 2/14/43 (o)		1,510,000	1,621,105
Class A5, 6.9347% 2/14/43 (o)		256,000	274,838
Class A6, 7.1847% 2/14/43 (o)		2,470,000	2,644,447
Class A7, 7.4247% 2/14/43 (o)		820,000	868,507
Class PS1, 1.3859% 2/14/43 (o)(q)		5,753,474	152,906
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (o)		2,221,000	2,399,014
Series 2006-5:
Class A1, 5.185% 9/10/47		691,620	693,290
Class A2, 5.317% 9/10/47		7,342,000	7,557,676
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-5:
Class A3, 5.39% 9/10/47		$ 2,653,000	$ 2,860,610
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,971,281
Series 2007-2 Class A1, 5.421% 4/10/49		408,285	417,556
Series 2007-4 Class A3, 5.8083% 2/10/51 (o)		1,897,000	2,002,184
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	206,532
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,341,436
Class A4, 5.6579% 6/10/49 (o)		3,965,000	4,090,765
Series 2008-1 Class D, 6.1942% 2/10/51 (h)(o)		125,000	41,082
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,379,183
Series 2002-2 Class F, 5.487% 7/11/43		415,000	427,984
Series 2004-2:
Class A3, 4.05% 11/10/38		626,686	637,201
Class A4, 4.153% 11/10/38		2,412,000	2,480,754
Series 2005-1 Class A3, 4.877% 11/10/42		3,426,451	3,439,406
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		826,059	825,640
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,131,973
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,469,637
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	463,304
Class K, 6.15% 5/11/35 (h)		885,000	822,354
Series 2003-1 Class G, 5.608% 9/11/36 (h)		310,000	301,561
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	144,446
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.3152% 11/10/41 (h)(o)		195,000	129,144
Series 2005-1 Class CJ, 5.1815% 11/10/42 (o)		550,000	554,905
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,264,103
Series 2005-6 Class AJ, 5.19% 9/10/47 (o)		300,000	294,746
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	589,545
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5134% 3/15/22 (h)(o)		390,000	371,904
Class C, 0.5634% 3/15/22 (h)(o)		817,000	727,130
Class D, 0.6134% 3/15/22 (h)(o)		826,000	702,100
Class E, 0.6534% 3/15/22 (h)(o)		684,000	571,140
Class F, 0.7234% 3/15/22 (h)(o)		615,784	491,088
Class G, 0.7834% 3/15/22 (h)(o)		399,119	279,383
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class J, 1.3034% 3/15/22 (h)(o)		$ 288,000	$ 184,320
Class K, 2.2534% 3/15/22 (h)(o)		288,000	158,400
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (h)(o)		1,222,000	1,132,183
Class D, 0.4634% 10/15/19 (h)(o)		1,494,000	1,342,957
Class E, 0.4934% 10/15/19 (h)(o)		1,385,000	1,220,462
Class F, 0.5634% 10/15/19 (h)(o)		3,150,730	2,688,833
Class G, 0.5834% 10/15/19 (h)(o)		1,245,579	987,869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (h)(o)		78,776	54,355
Series 2004-1:
Class A, 0.6134% 4/25/34 (h)(o)		1,358,061	1,086,449
Class B, 2.1534% 4/25/34 (h)(o)		152,258	70,039
Class M1, 0.8134% 4/25/34 (h)(o)		122,246	79,460
Class M2, 1.4534% 4/25/34 (h)(o)		112,939	62,116
Series 2004-2:
Class A, 0.6834% 8/25/34 (h)(o)		1,119,272	928,996
Class M1, 0.8334% 8/25/34 (h)(o)		188,405	128,115
Series 2004-3:
Class A1, 0.6234% 1/25/35 (h)(o)		2,516,214	2,000,390
Class A2, 0.6734% 1/25/35 (h)(o)		361,074	259,973
Class M1, 0.7534% 1/25/35 (h)(o)		434,357	299,706
Class M2, 1.2534% 1/25/35 (h)(o)		201,271	130,826
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (h)(o)		1,910,571	1,530,368
Class M1, 0.6834% 8/25/35 (h)(o)		95,149	52,988
Class M2, 0.7334% 8/25/35 (h)(o)		156,931	84,115
Class M3, 0.7534% 8/25/35 (h)(o)		86,826	44,090
Class M4, 0.8634% 8/25/35 (h)(o)		79,703	39,054
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (h)(o)		707,828	545,523
Class A2, 0.6534% 11/25/35 (h)(o)		701,455	519,077
Class M1, 0.6934% 11/25/35 (h)(o)		83,718	46,664
Class M2, 0.7434% 11/25/35 (h)(o)		106,289	53,889
Class M3, 0.7634% 11/25/35 (h)(o)		95,127	44,843
Class M4, 0.8534% 11/25/35 (h)(o)		118,519	53,784
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (h)(o)		1,631,738	1,125,899
Class B1, 1.6534% 1/25/36 (h)(o)		141,010	49,353
Class M1, 0.7034% 1/25/36 (h)(o)		526,367	278,975
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7234% 1/25/36 (h)(o)		$ 157,910	$ 78,955
Class M3, 0.7534% 1/25/36 (h)(o)		230,616	106,083
Class M4, 0.8634% 1/25/36 (h)(o)		127,543	52,293
Class M5, 0.9034% 1/25/36 (h)(o)		127,543	49,742
Class M6, 0.9534% 1/25/36 (h)(o)		135,465	50,122
Series 2006-1:
Class A2, 0.6134% 4/25/36 (h)(o)		250,302	177,564
Class M1, 0.6334% 4/25/36 (h)(o)		89,523	41,709
Class M2, 0.6534% 4/25/36 (h)(o)		94,586	40,795
Class M3, 0.6734% 4/25/36 (h)(o)		81,384	32,253
Class M4, 0.7734% 4/25/36 (h)(o)		46,118	16,662
Class M5, 0.8134% 4/25/36 (h)(o)		44,761	15,599
Class M6, 0.8934% 4/25/36 (h)(o)		89,251	29,444
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (h)(o)		4,497,699	3,474,473
Class A2, 0.5334% 7/25/36 (h)(o)		222,517	157,052
Class B1, 1.1234% 7/25/36 (h)(o)		83,313	23,119
Class B3, 2.9534% 7/25/36 (h)(o)		125,874	28,737
Class M1, 0.5634% 7/25/36 (h)(o)		233,467	123,737
Class M2, 0.5834% 7/25/36 (h)(o)		164,722	68,854
Class M3, 0.6034% 7/25/36 (h)(o)		136,633	53,014
Class M4, 0.6734% 7/25/36 (h)(o)		92,263	33,556
Class M5, 0.7234% 7/25/36 (h)(o)		113,401	38,545
Class M6, 0.7934% 7/25/36 (h)(o)		169,197	50,150
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (h)(o)		150,215	31,545
Class B2, 1.6034% 10/25/36 (h)(o)		108,344	18,419
Class B3, 2.8534% 10/25/36 (h)(o)		176,312	24,684
Class M4, 0.6834% 10/25/36 (h)(o)		166,015	66,406
Class M5, 0.7334% 10/25/36 (h)(o)		198,744	69,560
Class M6, 0.8134% 10/25/36 (h)(o)		389,023	108,927
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (h)(o)		860,337	669,256
Class A2, 0.5234% 12/25/36 (h)(o)		4,377,616	3,080,528
Class B1, 0.9534% 12/25/36 (h)(o)		133,849	33,609
Class B2, 1.5034% 12/25/36 (h)(o)		136,432	30,042
Class B3, 2.7034% 12/25/36 (h)(o)		232,334	48,674
Class M1, 0.5434% 12/25/36 (h)(o)		280,034	128,256
Class M2, 0.5634% 12/25/36 (h)(o)		186,689	78,391
Class M3, 0.5934% 12/25/36 (h)(o)		189,300	74,490
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6534% 12/25/36 (h)(o)		$ 226,508	$ 84,238
Class M5, 0.6934% 12/25/36 (h)(o)		208,230	65,884
Class M6, 0.7734% 12/25/36 (h)(o)		186,689	52,908
Series 2007-1:
Class A2, 0.5234% 3/25/37 (h)(o)		960,212	643,342
Class B1, 0.9234% 3/25/37 (h)(o)		305,503	58,046
Class B2, 1.4034% 3/25/37 (h)(o)		221,505	39,871
Class B3, 3.6034% 3/25/37 (h)(o)		606,523	84,913
Class M1, 0.5234% 3/25/37 (h)(o)		268,807	134,403
Class M2, 0.5434% 3/25/37 (h)(o)		200,768	80,307
Class M3, 0.5734% 3/25/37 (h)(o)		178,054	62,319
Class M4, 0.6234% 3/25/37 (h)(o)		143,098	45,791
Class M5, 0.6734% 3/25/37 (h)(o)		223,379	64,780
Class M6, 0.7534% 3/25/37 (h)(o)		312,745	71,931
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (h)(o)		856,455	625,213
Class A2, 0.5734% 7/25/37 (h)(o)		800,242	400,121
Class B1, 1.8534% 7/25/37 (h)(o)		246,452	32,039
Class B2, 2.5034% 7/25/37 (h)(o)		213,372	23,471
Class B3, 3.6034% 7/25/37 (h)(o)		239,893	23,989
Class M1, 0.6234% 7/25/37 (h)(o)		281,000	89,920
Class M2, 0.6634% 7/25/37 (h)(o)		153,550	36,084
Class M3, 0.7434% 7/25/37 (h)(o)		155,691	31,138
Class M4, 0.9034% 7/25/37 (h)(o)		307,387	55,330
Class M5, 1.0034% 7/25/37 (h)(o)		270,968	43,355
Class M6, 1.2534% 7/25/37 (h)(o)		343,569	49,818
Series 2007-3:
Class A2, 0.5434% 7/25/37 (h)(o)		893,891	571,464
Class B1, 1.2034% 7/25/37 (h)(o)		217,266	48,255
Class B2, 1.8534% 7/25/37 (h)(o)		543,699	94,332
Class B3, 4.2534% 7/25/37 (h)(o)		288,835	44,018
Class M1, 0.5634% 7/25/37 (h)(o)		194,145	88,938
Class M2, 0.5934% 7/25/37 (h)(o)		208,088	74,329
Class M3, 0.6234% 7/25/37 (h)(o)		327,895	106,336
Class M4, 0.7534% 7/25/37 (h)(o)		514,844	152,136
Class M5, 0.8534% 7/25/37 (h)(o)		267,049	74,480
Class M6, 1.0534% 7/25/37 (h)(o)		203,632	46,163
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (h)(o)		326,004	22,820
Class B2, 3.7034% 9/25/37 (h)(o)		1,186,108	71,166
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2034% 9/25/37 (h)(o)		$ 313,477	$ 65,830
Class M2, 1.3034% 9/25/37 (h)(o)		313,477	53,291
Class M4, 1.8534% 9/25/37 (h)(o)		801,768	104,230
Class M5, 2.0034% 9/25/37 (h)(o)		801,768	84,186
Class M6, 2.2034% 9/25/37 (h)(o)		803,325	72,299
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		4,362,410	141,778
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		10,469,998	1,125,525
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.456% 3/11/39 (o)		450,000	407,735
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5134% 3/15/19 (h)(o)		200,000	165,260
Class E, 0.5734% 3/15/19 (h)(o)		365,000	293,573
Class F, 0.5934% 3/15/19 (h)(o)		160,000	125,102
Class G, 0.6934% 3/15/19 (h)(o)		1,020,386	744,043
Class H, 0.9034% 3/15/19 (h)(o)		541,917	301,098
Class J, 1.1034% 3/15/19 (h)(o)		407,118	212,722
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (h)(o)		655,330	471,838
Class E, 0.5534% 3/15/22 (h)(o)		3,607,157	2,416,795
Class F, 0.6034% 3/15/22 (h)(o)		2,235,922	1,386,272
Class G, 0.6534% 3/15/22 (h)(o)		537,549	306,403
Class H, 0.8034% 3/15/22 (h)(o)		655,330	327,665
Class J, 0.9534% 3/15/22 (h)(o)		655,330	275,239
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		591,487	601,399
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,208,800	1,230,366
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	592,865
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,405,658	1,424,230
Series 2007-PW16 Class A4, 5.717% 6/11/40 (o)		1,112,000	1,183,873
Series 2007-PW17 Class A1, 5.282% 6/11/50		828,567	842,638
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		460,977	473,780
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	63,987
Class I, 5.64% 2/14/31 (h)		205,000	66,597
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (h)(o)(q)		13,423,075	59,063
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,101,905
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (h)(o)(q)		25,773,245	421,462
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-T22:
Class A4, 5.5118% 4/12/38 (o)		$ 237,000	$ 259,736
Class B, 5.5118% 4/12/38 (h)(o)		200,000	152,380
Series 2007-BBA8:
Class K, 1.4534% 3/15/22 (h)(o)		120,000	38,400
Class L, 2.1534% 3/15/22 (h)(o)		253,568	68,463
Series 2007-PW15 Class A1, 5.016% 2/11/44		352,965	358,948
Series 2007-PW16:
Class B, 5.717% 6/11/40 (h)(o)		304,000	130,590
Class C, 5.717% 6/11/40 (h)(o)		255,000	98,715
Class D, 5.717% 6/11/40 (h)(o)		255,000	87,892
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (h)(o)(q)		177,669,388	2,286,676
Series 2007-T28:
Class A1, 5.422% 9/11/42		239,932	246,132
Class X2, 0.1749% 9/11/42 (h)(o)(q)		81,712,551	652,213
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (h)(o)		903,181	693,827
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,398,138
Class XCL, 2.1162% 5/15/35 (h)(o)(q)		24,656,763	567,401
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	605,853
Series 1998-2 Class J, 6.39% 11/18/30 (h)		489,102	96,598
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	299,316
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5634% 8/15/21 (h)(o)		678,000	632,723
Class G, 0.5834% 8/15/21 (h)(o)		542,222	471,988
Class H, 0.6234% 8/15/21 (h)(o)		433,548	355,869
Series 2007-FL3A:
Class MLA1, 1.0534% 4/15/22 (h)(o)		232,363	198,774
Classs MLA2, 1.3034% 4/15/22 (h)(o)		102,753	87,743
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,555,096
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,183,422	2,960,197
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		9,841,062	9,907,699
Class A4, 5.6985% 12/10/49 (o)		5,830,000	6,184,788
Series 2007-FL3A Class A2, 0.3934% 4/15/22 (h)(o)		6,878,000	6,175,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		$ 251,992	$ 253,649
Class A2A, 5.237% 12/11/49		11,693,000	11,935,675
Class A4, 5.322% 12/11/49		14,623,000	15,042,506
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,912,160
Class C, 5.476% 12/11/49		3,581,000	644,580
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	74,196
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	14,512
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	8,189
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	7,475
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	3,140
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	10,404
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	44,011
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (o)		1,902,000	2,034,470
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (h)(o)		5,171,000	4,653,900
Class C, 0.5234% 4/15/17 (h)(o)		1,531,000	1,331,970
Class D, 0.5634% 4/15/17 (h)(o)		950,056	793,297
Class E, 0.6234% 4/15/17 (h)(o)		802,445	641,956
Class F, 0.6634% 4/15/17 (h)(o)		171,562	125,240
Class G, 0.8034% 4/15/17 (h)(o)		171,562	114,947
Class H, 0.8734% 4/15/17 (h)(o)		171,562	97,790
Class J, 1.1034% 4/15/17 (h)(o)		131,565	61,836
Series 2005-FL11:
Class B, 0.5034% 11/15/17 (h)(o)		176,254	169,204
Class C, 0.5534% 11/15/17 (h)(o)		1,451,600	1,364,504
Class D, 0.5934% 11/15/17 (h)(o)		75,490	69,451
Class E, 0.6434% 11/15/17 (h)(o)		268,371	238,851
Class F, 0.7034% 11/15/17 (h)(o)		185,934	159,903
Class G, 0.7534% 11/15/17 (h)(o)		128,880	104,393
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (h)(o)		2,710,000	2,357,700
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	542,290
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		18,978	18,967
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46		$ 5,420,000	$ 5,631,525
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)		3,306,000	3,309,275
Class AJFX, 5.478% 2/5/19 (h)		5,750,000	5,693,323
Series 2007-C9 Class A4, 5.8145% 12/10/49 (o)		4,209,000	4,525,499
Series 2001-J1A Class F, 6.958% 2/16/34 (h)		600,000	601,458
Series 2001-J2A Class F, 7.0306% 7/16/34 (h)(o)		199,000	174,580
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (h)(o)(q)		3,239,345	6,989
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	933,382
Class XP, 0.4812% 12/10/46 (o)(q)		20,651,829	276,125
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		94,994	96,923
Class G, 6.21% 7/15/31 (h)		554,000	564,792
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	209,721
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	466,688
Series 1999-C2 Class G, 6% 11/17/32		302,000	286,421
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,574,440
Series 2007-C2:
Class A1, 5.269% 1/15/49		17,830	17,847
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,375,424
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,909,722
Series 2007-C3 Class A4, 5.721% 6/15/39 (o)		1,144,000	1,182,804
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,567,252
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (o)(q)		13,910,240	236,893
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,767,889
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (h)(o)		6,783,000	3,730,650
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8534% 9/15/21 (h)(o)		270,225	211,213
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,970,296
Series 2002-CP5 Class A1, 4.106% 12/15/35		127,772	129,660
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A3, 4.321% 1/15/37		$ 382,189	$ 386,341
Class A4, 4.75% 1/15/37		884,000	932,425
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,018,942
Series 1998-C1:
Class D, 7.17% 5/17/40		36,375	36,448
Class F, 6% 5/17/40 (h)		659,000	655,468
Class H, 6% 5/17/40 (h)		130,000	11,631
Series 1998-C2 Class F, 6.75% 11/11/30 (h)		470,000	505,728
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (o)(q)		4,937,708	28,366
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (h)(o)(q)		14,358,710	112,641
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	223,569
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,761
Class J, 4.231% 5/15/38 (h)		300,000	199,246
Series 2006-C1 Class A3, 5.5465% 2/15/39 (o)		10,043,000	10,641,486
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (h)(o)		721,000	497,490
Class C:
0.4234% 2/15/22 (h)(o)		1,864,711	1,100,179
0.5234% 2/15/22 (h)(o)		665,993	319,677
Class F, 0.5734% 2/15/22 (h)(o)		1,331,815	572,680
Class L, 2.1534% 2/15/22 (h)(o)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		92,621	93,636
Class A2, 5.268% 2/15/40		18,300,000	18,564,664
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (o)(q)		35,608,965	379,086
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5134% 5/15/23 (h)(o)		450,000	433,295
Class D, 0.7234% 5/15/23 (h)(o)		170,000	157,985
Class F, 0.8534% 5/15/23 (h)(o)		140,000	127,558
Series 2006-HC1A Class C, 0.6534% 5/15/23 (h)(o)		355,000	332,057
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9034% 3/25/17 (h)(o)		160,000	132,800
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4534% 3/25/17 (h)(o)		$ 260,000	$ 206,700
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	275,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	332,942
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2259% 6/10/31 (h)(o)		891,000	960,309
Series 2000-CKP1 Class B3, 8.0654% 11/10/33 (o)		230,000	229,563
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (h)		1,500,000	1,486,600
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (h)		770,000	783,145
Class K, 6% 12/12/33 (h)		520,000	516,811
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	680,531
Class G, 6.936% 3/15/33 (h)		1,642,000	1,641,208
Class H, 7.039% 3/15/33 (h)		63,000	62,933
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		443,000	458,716
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	213,677
FREMF Mortgage Trust Series 2010-K9 Class B, 5.1633% 8/25/20 (o)		1,290,000	1,099,725
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	590,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		42,728	42,703
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,744,649
Series 2001-1 Class X1, 0.99% 5/15/33 (h)(o)(q)		14,767,518	43,495
Series 2001-3 Class C, 6.51% 6/10/38		287,000	296,081
Series 2002-1A Class H, 7.154% 12/10/35 (h)(o)		65,000	63,972
Series 2004-C1 Class X2, 1.1123% 11/10/38 (h)(o)(q)		9,952,834	9,801
Series 2007-C1 Class XP, 0.1995% 12/10/49 (o)(q)		36,234,657	207,809
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	117,726
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,052,040	1,101,801
Class G, 6.75% 4/15/29 (o)		504,000	498,345
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	555,649
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		$ 385,000	$ 13,475
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		139,240	139,188
Class J, 6.974% 8/15/36 (h)		226,000	224,521
Class K, 6.974% 8/15/36 (h)		427,000	149,885
Series 2000-C1:
Class H, 7% 3/15/33 (h)		27,142	27,423
Class K, 7% 3/15/33		90,000	65,035
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	298,393
Series 2003-C3 Class X2, 0.6751% 4/10/40 (h)(o)(q)		10,107,146	191
Series 2005-C1 Class X2, 0.5556% 5/10/43 (o)(q)		7,558,172	63,421
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (h)(o)		715,000	649,265
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	499,565
Series 2004-GG1 Class A4, 4.755% 6/10/36		281,926	283,133
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,979,404
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,783,763
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	97,089
Class J, 6.306% 1/11/35 (h)		760,000	748,858
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	201,314
Class XP, 0.8817% 1/5/36 (h)(o)(q)		12,076,264	291
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (h)(o)(q)		35,228,621	257,563
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (o)		5,013,000	5,443,177
Class A4, 5.8828% 7/10/38 (o)		9,540,000	10,455,715
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		43,800,959	435,574
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (h)(o)		96,000	89,575
Class D, 0.5334% 6/6/20 (h)(o)		453,000	405,956
Class E, 0.6234% 6/6/20 (h)(o)		526,000	457,662
Class F, 0.6934% 6/6/20 (h)(o)		835,001	705,301
Class J, 2.0034% 6/6/20 (h)(o)		250,000	145,721
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (h)(o)		$ 1,994,000	$ 1,794,600
Class D, 0.6234% 3/6/20 (h)(o)		4,004,000	3,523,520
Class F, 0.7334% 3/6/20 (h)(o)		164,000	141,860
Class G, 0.7734% 3/6/20 (h)(o)		81,000	68,445
Class H, 0.9034% 3/6/20 (h)(o)		60,000	50,706
Class J, 1.1034% 3/6/20 (h)(o)		86,000	72,240
Class L, 1.5534% 3/1/20 (h)(o)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	614,900
Series 1997-GL:
Class G, 7.5095% 7/13/30 (o)		822,763	921,906
Class H, 7.7995% 7/13/30 (h)(o)		230,000	243,662
Series 1998-GLII Class G, 7.6604% 4/13/31 (h)(o)		600,000	559,536
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	280,000
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (h)(o)(q)		35,965,435	364,431
Series 2006-GG6 Class A2, 5.506% 4/10/38		9,902,757	9,977,645
Series 2006-RR2:
Class M, 5.674% 6/1/46 (h)(o)		100,000	0
Class N, 5.674% 6/1/46 (h)(o)		100,000	0
Series 2010-C1 Class X, 1.5898% 8/10/43 (h)(o)(q)		6,373,709	580,008
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,905,160
Series 2007-GG10:
Class A1, 5.69% 8/10/45		179,955	183,495
Class A2, 5.778% 8/10/45		13,561,000	13,997,049
Class A4, 5.8078% 8/10/45 (o)		9,090,000	9,474,549
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.1034% 9/10/22 (h)(o)		1,120,000	1,041,714
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (h)(o)		250,000	264,139
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(o)		460,000	436,162
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.715% 11/15/43 (h)(o)		220,000	200,703
Class XB, 0.7549% 11/15/43 (h)(q)		3,600,000	133,602
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	198,830
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		$ 205,398	$ 178,697
Class D, 5.192% 1/12/37		230,000	230,497
Series 2004-C1 Class X2, 0.9167% 1/15/38 (h)(o)(q)		2,942,268	5,490
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (h)(o)(q)		2,940,154	8,556
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4334% 2/15/19 (h)(o)		362,918	355,673
Series 2006-FL1A Class E, 0.6234% 2/15/20 (h)(o)		144,283	118,642
Series 2006-FLA2:
Class A2, 0.3834% 11/15/18 (h)(o)		10,000,000	9,200,000
Class B, 0.4234% 11/15/18 (h)(o)		1,402,023	1,233,780
Class C, 0.4634% 11/15/18 (h)(o)		996,098	846,684
Class D, 0.4834% 11/15/18 (h)(o)		303,433	248,815
Class E, 0.5334% 11/15/18 (h)(o)		437,718	350,174
Class F, 0.5834% 11/15/18 (h)(o)		655,376	511,194
Class G, 0.6134% 11/15/18 (h)(o)		569,467	427,100
Class H, 0.7534% 11/15/18 (h)(o)		437,718	319,534
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (o)		5,657,000	5,980,012
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,303,816
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (o)		903,000	946,075
Class A3, 5.336% 5/15/47		9,409,000	9,813,494
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (o)		6,670,000	7,051,718
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (o)		5,340,000	5,562,295
Series 2007-LDP10 Class A1, 5.122% 1/15/49		45,032	45,414
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,383,875
Class A3, 5.412% 1/15/49		8,142,000	8,492,331
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	145,059
Series 2004-LN2 Class D, 5.2099% 7/15/41 (o)		420,000	372,498
Series 2005-CB13 Class E, 5.3509% 1/12/43 (h)(o)		963,000	76,077
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,886,836
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	559,583
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (o)		$ 165,000	$ 60,991
Class C, 5.7421% 2/12/49 (o)		424,000	148,257
Class D, 5.7421% 2/12/49 (o)		447,000	135,061
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	127,396
Class CS, 5.466% 1/15/49 (o)		157,000	50,208
Class ES, 5.5411% 1/15/49 (h)(o)		983,000	63,958
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,258,774	1,322,765
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		664,828	670,486
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (o)		21,615,000	22,947,725
Series 1998-C1 Class D, 6.98% 2/18/30		638,774	640,852
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		583,000	599,790
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		307,938	309,619
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,928
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	484,772
Class AM, 5.263% 11/15/40 (o)		67,000	69,091
Series 2006-C1 Class A2, 5.084% 2/15/31		487,929	490,197
Series 2006-C3 Class A1, 5.478% 3/15/32		22,591	22,614
Series 2006-C6:
Class A1, 5.23% 9/15/39		180,498	180,610
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,852,800
Series 2006-C7:
Class A1, 5.279% 11/15/38		391,207	396,437
Class A2, 5.3% 11/15/38		2,092,000	2,136,952
Class A3, 5.347% 11/15/38		1,417,000	1,498,110
Class AM, 5.378% 11/15/38		160,000	157,582
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		188,034	191,398
Class A3, 5.398% 2/15/40		10,000,000	10,611,509
Class A4, 5.424% 2/15/40		5,434,000	5,737,982
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,123,035
Series 2007-C6 Class A2, 5.845% 7/15/40		9,937,008	10,326,641
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,057
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,766,439
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 2,142,691
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	88,268
Series 2003-C7 Class L, 5.1129% 7/15/37 (h)(o)		284,000	186,214
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	182,540
Class K, 5.2545% 3/15/36 (h)(o)		500,000	223,851
Class XCP, 1.0453% 3/15/36 (h)(o)(q)		22,208,334	64,071
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		218,569	219,577
Series 2005-C2 Class AJ, 5.205% 4/15/30 (o)		740,000	742,636
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (o)(q)		5,887,328	57,762
Series 2005-C5 Class A2, 4.885% 9/15/30		473,899	486,963
Series 2005-C7 Class C, 5.35% 11/15/40 (o)		686,000	561,015
Series 2006-C4:
Class AJ, 5.9009% 6/15/38 (o)		480,000	449,518
Class AM, 5.9009% 6/15/38 (o)		500,000	521,583
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (o)(q)		8,763,693	157,909
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,770,890
Class D, 5.563% 2/15/40 (o)		760,000	274,221
Class E, 5.582% 2/15/40 (o)		381,000	103,111
Class XCP, 0.477% 2/15/40 (o)(q)		4,345,108	45,600
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,490,096
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,152,742
Class XCP, 0.29% 9/15/45 (o)(q)		145,958,021	1,526,619
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (h)(o)		608,683	462,599
Class E, 0.5434% 9/15/21 (h)(o)		2,196,145	1,625,147
Class F, 0.5934% 9/15/21 (h)(o)		1,143,094	823,028
Class G, 0.6134% 9/15/21 (h)(o)		2,258,211	1,580,748
Class H, 0.6534% 9/15/21 (h)(o)		582,579	372,850
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,490,437
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	177,318
Class I11, 7.72% 2/26/28 (h)		100,000	92,560
Class I12, 7.72% 2/26/28 (h)		100,000	88,830
Class I9, 7.72% 2/26/28 (h)		153,200	154,732
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (h)	CAD	320,000	219,015
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		$ 620,000	$ 641,007
Series 1998-C3 Class E, 6.8552% 12/15/30 (o)		173,000	186,960
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		217,881	218,053
Series 2007-C1 Class A1, 4.533% 6/12/50		300,815	302,517
Series 2004-MKB1 Class F, 5.5091% 2/12/42 (h)(o)		180,000	172,694
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (o)		3,122,000	3,228,469
Series 2005-LC1 Class F, 5.3852% 1/12/44 (h)(o)		1,655,000	832,636
Series 2006-C1:
Class A2, 5.6095% 5/12/39 (o)		2,650,012	2,727,048
Class AJ, 5.6545% 5/12/39 (o)		160,000	140,870
Class AM, 5.6545% 5/12/39 (o)		100,000	100,570
Series 2006-KEY2: Class K, 5.091% 8/12/39 (h)(o)		100,000	2,450
Class L, 5.091% 8/12/39 (h)		300,000	4,350
Series 2007-C1 Class A4, 5.8258% 6/12/50 (o)		7,199,517	7,730,943
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,284,294
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (o)		882,527	858,670
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (o)		2,024,000	2,117,587
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,069,579	1,087,590
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,726,397
Series 2007-5:
Class A1, 4.275% 8/12/48		27,210	27,279
Class A3, 5.364% 8/12/48		11,417,000	11,714,947
Class A4, 5.378% 8/12/48		76,000	77,018
Class B, 5.479% 2/12/17		5,706,000	904,663
Series 2007-6:
Class A1, 5.175% 3/12/51		82,962	83,912
Class A4, 5.485% 3/12/51 (o)		14,650,000	14,975,554
Series 2007-7 Class A4, 5.7475% 6/12/50 (o)		6,656,000	6,840,111
Series 2007-8 Class A1, 4.622% 8/12/49		352,416	358,650
Series 2006-4 Class XP, 0.6252% 12/12/49 (o)(q)		38,955,674	704,626
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	580,591
Series 2007-7 Class B, 5.75% 6/12/50		166,000	28,324
Series 2007-8 Class A3, 5.9646% 8/12/49 (o)		1,640,000	1,765,683
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (h)(o)		$ 822,747	$ 98,730
Class G, 0.614% 7/15/19 (h)(o)		540,149	502,339
Class H, 0.634% 7/15/19 (h)(o)		550,000	473,000
Class J, 0.684% 7/15/19 (h)(o)		354,000	233,640
Series 2007-XCLA Class A1, 0.454% 7/17/17 (h)(o)		2,411,770	1,742,504
Series 2007-XLCA Class B, 0.754% 7/17/17 (h)(o)		2,408,057	282,947
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (h)(o)		1,092,000	469,560
Class D, 0.444% 10/15/20 (h)(o)		667,354	240,247
Class E, 0.504% 10/15/20 (h)(o)		834,661	175,279
Class F, 0.554% 10/15/20 (h)(o)		500,899	70,126
Class G, 0.594% 10/15/20 (h)(o)		619,188	43,343
Class H, 0.684% 10/15/20 (h)(o)		389,758	23,385
Class J, 0.834% 10/15/20 (h)(o)		444,903	17,796
Class MHRO, 0.944% 10/15/20 (h)(o)		605,197	151,299
Class MJPM, 1.254% 10/15/20 (h)(o)		183,182	137,386
Class MSTR, 0.954% 10/15/20 (h)(o)		343,918	85,979
Class NHRO, 1.144% 10/15/20 (h)(o)		918,469	137,770
Class NSTR, 1.104% 10/15/20 (h)(o)		315,384	47,308
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (h)(o)(q)		5,235,674	36,512
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		432,027	430,947
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,910,533
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	614,032
Series 2006-T23 Class A1, 5.682% 8/12/41		440,169	443,984
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		203,904	206,301
Class A31, 5.439% 2/12/44 (o)		964,000	1,003,713
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		340,218	344,050
Class A4, 5.364% 3/15/44		10,000,000	10,370,586
Series 2007-IQ14 Class A1, 5.38% 4/15/49		840,080	857,538
Series 2007-T25 Class A1, 5.391% 11/12/49		247,651	252,890
Series 1997-RR Class F, 7.4488% 4/30/39 (h)(o)		201,960	193,882
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		223,000	132,128
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	156,627
Class O, 5.91% 11/15/31 (h)		291,809	62,783
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (h)(o)(q)		$ 12,306,129	$ 71,225
Series 2004-IQ7 Class E, 5.4003% 6/15/38 (h)(o)		120,000	66,528
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	219,100
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (h)(o)(q)		21,165,292	245,900
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (h)(o)(q)		9,538,606	98,667
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (o)		2,950,000	2,993,988
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (o)		3,125,272	3,282,977
Class A4, 5.7608% 10/15/42 (o)		570,000	629,449
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	701,018
Class B, 5.468% 12/15/43		1,902,000	692,708
Series 2006-T23 Class A3, 5.8053% 8/12/41 (o)		972,000	1,045,792
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,588,494
Series 2007-HQ12 Class A2, 5.6352% 4/12/49 (o)		12,589,082	12,781,132
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,990,756
Class B, 5.7278% 4/15/49 (o)		469,000	163,958
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (h)(o)		3,248,037	89,321
Class D, 0.954% 7/17/17 (h)(o)		1,527,378	19,092
Class E, 1.054% 7/17/17 (h)(o)		1,240,783	15,510
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32	32
Series 2000-PRIN Class C, 7.9523% 2/23/34 (o)		466,000	517,531
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,810
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (h)(o)		150,000	153,105
Series 2003-TOP9 Class E, 5.7428% 11/13/36 (h)(o)		78,000	70,748
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		171,192	161,723
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		575,950	617,698
Class G, 5% 8/20/30 (h)		361,875	375,430
Class J, 5% 8/20/30 (h)		195,000	181,545
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (h)		1,050,000	1,062,511
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		$ 687,257	$ 711,311
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		4,630	4,757
RBSCF Trust Series 2010-MB1 Class D, 4.6658% 4/15/24 (h)(o)		480,000	466,896
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	68,690
Class G, 4.456% 9/12/38 (h)	CAD	54,000	32,984
Class H, 4.456% 9/12/38 (h)	CAD	36,000	20,934
Class J, 4.456% 9/12/38 (h)	CAD	36,000	19,860
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,837
Class L, 4.456% 9/12/38 (h)	CAD	26,000	12,096
Class M, 4.456% 9/12/38 (h)	CAD	128,859	31,629
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	81,500
Class G, 4.57% 4/12/23	CAD	42,000	25,853
Class H, 4.57% 4/12/23	CAD	42,000	24,617
Class J, 4.57% 4/12/23	CAD	42,000	23,452
Class K, 4.57% 4/12/23	CAD	21,000	11,177
Class L, 4.57% 4/12/23	CAD	63,000	31,981
Class M, 4.57% 4/12/23	CAD	185,000	41,639
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	134,886
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	169,670
Class F6, 6.5% 2/18/34 (h)(o)		43,000	36,172
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		195,036	200,220
Class F, 7.3% 10/12/34 (h)		473,000	488,889
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0429% 8/15/39 (o)		170,000	171,289
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,642,884
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8284% 7/15/24 (h)(o)		110,000	32,086
Class G, 0.8284% 7/15/24 (h)(o)		200,000	56,219
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (h)		180,000	184,654
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (h)(o)		$ 1,276,330	$ 1,225,677
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (h)(o)		1,770,598	1,133,380
Class F, 0.5963% 8/11/18 (h)(o)		1,877,987	890,134
Class G, 0.6163% 8/11/18 (h)(o)		1,779,101	823,138
Class J, 0.8563% 8/11/18 (h)(o)		395,545	123,221
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (h)(o)		140,220	84,132
Class AP2, 1.0534% 6/15/20 (h)(o)		235,007	129,254
Class F, 0.7334% 6/15/20 (h)(o)		4,565,501	2,282,751
Class LXR1, 0.9534% 6/15/20 (h)(o)		233,916	164,910
Class LXR2, 1.0534% 6/15/20 (h)(o)		3,111,858	2,022,708
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		2,767,208	2,788,542
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,534,783
Series 2006-C27 Class A2, 5.624% 7/15/45		1,569,865	1,598,110
Series 2006-C29:
Class A1, 5.11% 11/15/48		548,644	554,303
Class A3, 5.313% 11/15/48		5,051,000	5,378,725
Series 2007-C30:
Class A1, 5.031% 12/15/43		45,576	45,678
Class A3, 5.246% 12/15/43		1,633,000	1,654,483
Class A4, 5.305% 12/15/43		8,604,000	8,629,210
Class A5, 5.342% 12/15/43		2,036,000	2,041,554
Series 2007-C31:
Class A1, 5.14% 4/15/47		155,882	157,043
Class A4, 5.509% 4/15/47		4,299,000	4,396,721
Series 2007-C32:
Class A2, 5.739% 6/15/49 (o)		15,568,000	16,131,867
Class A3, 5.744% 6/15/49 (o)		3,229,000	3,332,819
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	882,346
Series 2003-C9 Class XP, 0.4498% 12/15/35 (h)(o)(q)		5,330,128	58
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	317,042
Series 2004-C11:
Class D, 5.3114% 1/15/41 (o)		360,000	321,406
Class E, 5.3614% 1/15/41 (o)		327,000	265,822
Series 2004-C12 Class D, 5.3052% 7/15/41 (o)		280,000	252,428
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	252,187
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 159,596
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,405,440
Class 180B, 5.3979% 10/15/41 (h)(o)		666,000	626,040
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,598,954
Series 2005-C22:
Class B, 5.3588% 12/15/44 (o)		4,218,000	3,466,547
Class F, 5.3588% 12/15/44 (h)(o)		3,171,000	1,305,513
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	8,444,659
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	603,568
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,376,967
Class C, 5.483% 12/15/43 (o)		5,706,000	975,412
Class D, 5.513% 12/15/43 (o)		3,044,000	266,380
Class XP, 0.4396% 12/15/43 (h)(o)(q)		21,123,634	276,557
Series 2007-C31 Class C, 5.6934% 4/15/47 (o)		522,000	113,474
Series 2007-C32:
Class D, 5.744% 6/15/49 (o)		1,431,000	291,870
Class E, 5.744% 6/15/49 (o)		2,252,000	394,207
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (o)		1,259,000	1,310,277
Series 2007-C33 Class B, 5.9025% 2/15/51 (o)		3,198,000	1,061,239
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 10/15/57 (h)(q)		10,192,000	378,123
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $700,845,273)			820,350,367
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,271,450
7.5% 4/1/34		5,600,000	5,737,256
7.55% 4/1/39		8,202,000	8,446,584
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	7,097,113
TOTAL MUNICIPAL SECURITIES (Cost $25,831,730)			26,552,403
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (d)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (h)		$ 1,450,000	$ 1,566,000
6.875% 4/30/40 (h)		1,585,000	1,751,425
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,420,213	3,043,989
par 2.5% 12/31/38 (f)		3,210,000	1,364,250
0.6586% 8/3/12 (o)		6,201,250	5,765,878
7% 3/28/11		16,280,000	16,409,788
7% 9/12/13		15,235,000	14,775,411
7% 10/3/15		1,340,000	1,199,188
Aruba Government 6.4% 9/6/15 (h)		300,000	315,000
Bahamian Republic 6.95% 11/20/29 (h)		805,000	845,250
Barbados Government 7.25% 12/15/21 (h)		647,000	689,055
Belarus Republic 8.75% 8/3/15		1,530,000	1,545,300
Bermuda Government 5.603% 7/20/20 (h)		470,000	500,550
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,170,753
6% 9/15/13		200,007	209,507
8.75% 2/4/25		545,000	773,900
10.125% 5/15/27		340,000	535,500
12.25% 3/6/30		455,000	850,850
Buenos Aires Province 11.75% 10/5/15 (h)		690,000	683,100
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,564,450
Cayman Island Government 5.95% 11/24/19 (h)		500,000	522,500
Chilean Republic 7.125% 1/11/12		3,045,000	3,227,700
Colombian Republic:
6.125% 1/18/41		1,200,000	1,272,000
7.375% 9/18/37		2,130,000	2,619,900
10.375% 1/28/33		965,000	1,486,100
11.75% 2/25/20		950,000	1,463,000
Congo Republic 3% 6/30/29 (f)		2,479,500	1,512,495
Croatia Republic:
6.625% 7/14/20 (h)		855,000	898,819
6.75% 11/5/19 (h)		1,455,000	1,544,206
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		1,260,000	1,397,025
8.25% 10/24/12 (h)		1,070,000	1,158,275
Dominican Republic:
1.2713% 8/30/24 (o)		1,350,000	1,208,250
7.5% 5/6/21 (h)		1,140,000	1,234,050
9.04% 1/23/18 (h)		967,284	1,131,723
Ecuador Republic 5% 2/28/25		218,000	159,140
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic:
7.375% 12/1/19 (h)		$ 745,000	$ 819,500
7.65% 6/15/35 (Reg. S)		1,265,000	1,359,875
7.75% 1/24/23 (Reg. S)		1,070,000	1,198,400
8.25% 4/10/32 (Reg. S)		375,000	423,750
Gabonese Republic 8.2% 12/12/17 (h)		1,310,000	1,532,700
Georgia Republic 7.5% 4/15/13		2,470,000	2,550,275
Ghana Republic 8.5% 10/4/17 (h)		1,475,000	1,666,750
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (h)		1,335,000	1,366,706
Hungarian Republic:
4.75% 2/3/15		530,000	519,400
6.25% 1/29/20		2,250,000	2,182,500
Indonesian Republic:
5.875% 3/13/20 (h)		1,560,000	1,755,000
6.625% 2/17/37 (h)		1,000,000	1,137,500
6.875% 1/17/18 (h)		980,000	1,173,550
7.5% 1/15/16 (h)		485,000	579,575
7.75% 1/17/38 (h)		1,490,000	1,884,850
8.5% 10/12/35 (Reg. S)		1,360,000	1,856,400
11.625% 3/4/19 (h)		1,070,000	1,626,400
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,860,000	3,512,600
Ivory Coast 2.5% 12/31/32 (f)		1,825,000	1,058,500
Lebanese Republic 4% 12/31/17		2,257,500	2,201,063
Lithuanian Republic:
5.125% 9/14/17 (h)		430,000	421,400
6.75% 1/15/15 (h)		1,585,000	1,695,950
7.375% 2/11/20 (h)		1,685,000	1,853,500
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	660,800
Peruvian Republic:
3% 3/7/27 (f)		435,000	378,450
5.625% 11/18/50 (h)		1,255,000	1,201,663
7.35% 7/21/25		950,000	1,180,375
8.75% 11/21/33		1,120,000	1,590,400
Philippine Republic:
6.375% 10/23/34		465,000	512,663
6.5% 1/20/20		805,000	952,959
10.625% 3/16/25		520,000	824,200
Polish Government 3.875% 7/16/15		840,000	840,000
Provincia de Cordoba 12.375% 8/17/17 (h)		1,490,000	1,493,725
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,650,000	3,212,000
Republic of Serbia 6.75% 11/1/24 (h)		6,822,667	6,686,214
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation:
3.625% 4/29/15 (h)		$ 800,000	$ 798,800
5% 4/29/20 (h)		1,900,000	1,893,350
7.5% 3/31/30 (Reg. S)		9,685,690	11,157,915
11% 7/24/18 (Reg. S)		335,000	469,000
12.75% 6/24/28 (Reg. S)		1,800,000	3,132,000
Turkish Republic:
5.625% 3/30/21		815,000	871,072
6.75% 4/3/18		1,395,000	1,625,873
6.75% 5/30/40		805,000	907,638
6.875% 3/17/36		2,920,000	3,339,896
7% 9/26/16		1,360,000	1,589,024
7.25% 3/15/15		730,000	845,924
7.25% 3/5/38		1,400,000	1,681,820
7.375% 2/5/25		3,590,000	4,357,542
7.5% 7/14/17		1,285,000	1,545,984
7.5% 11/7/19		745,000	909,943
11.875% 1/15/30		860,000	1,502,850
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		6,830,000	6,850,490
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		840,000	831,600
Ukraine Government:
6.385% 6/26/12 (h)		660,000	657,525
6.75% 11/14/17 (h)		2,295,000	2,197,463
6.875% 9/23/15 (h)		430,000	417,100
7.75% 9/23/20 (h)		880,000	851,400
United Mexican States:
5.125% 1/15/20		468,000	499,590
5.625% 1/15/17		740,000	830,650
5.75% 10/12/10		964,000	879,650
6.05% 1/11/40		1,788,000	1,895,280
6.75% 9/27/34		720,000	835,200
7.5% 4/8/33		425,000	534,438
8.3% 8/15/31		420,000	569,100
Uruguay Republic:
6.875% 9/28/25		585,000	688,838
7.875% 1/15/33 pay-in-kind		970,000	1,224,625
8% 11/18/22		2,566,902	3,285,635
Venezuelan Republic:
1.2884% 4/20/11 (Reg. S) (o)		9,895,000	9,647,625
6% 12/9/20		860,000	466,550
7% 3/31/38		815,000	427,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 960,000	$ 780,000
9% 5/7/23 (Reg. S)		3,675,000	2,307,900
9.25% 9/15/27		3,280,000	2,222,200
9.375% 1/13/34		985,000	615,625
10.75% 9/19/13		2,750,000	2,516,250
12.75% 8/23/22		3,150,000	2,583,000
13.625% 8/15/18		2,328,000	2,165,040
Vietnamese Socialist Republic:
1.2997% 3/12/16 (o)		908,696	840,544
4% 3/12/28 (f)		3,040,000	2,538,400
6.75% 1/29/20 (h)		1,405,000	1,536,789
6.875% 1/15/16 (h)		1,230,000	1,360,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $198,917,324)			219,989,682
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	263,165
Eurasian Development Bank 7.375% 9/29/14 (h)		1,100,000	1,182,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,335,763)			1,445,665
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75% (a)	62,000	3,143,400
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	$ 1,355,263
TOTAL CONVERTIBLE PREFERRED STOCKS		4,498,663
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (h)	3,095	2,684,913
TOTAL PREFERRED STOCKS (Cost $7,078,136)		7,183,576
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (o)	$ 3,395,303	3,055,773
Tranche C, term loan 2.1875% 12/27/15 (o)	2,132,680	1,903,417
		4,959,190
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 7% 12/22/16 (o)	1,245,000	1,255,894
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	997,500
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (o)	2,448,322	2,298,362
Tranche I, term loan 3.03% 11/23/16 (o)	503,028	472,217
		3,768,079
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9034% 1/29/16 (o)	2,045,000	1,615,550
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Newsday LLC term loan 10.5% 8/1/13	$ 3,505,000	$ 3,715,300
Univision Communications, Inc. term loan 4.5063% 3/31/17 (o)	3,393,411	3,160,114
		8,490,964
TOTAL CONSUMER DISCRETIONARY		18,474,127
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (o)	3,865,000	3,956,794
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (o)	4,161,064	3,984,219
US Airways Group, Inc. term loan 2.7884% 3/23/14 (o)	1,055,000	941,588
		4,925,807
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (o)	2,335,000	2,323,325
TOTAL INDUSTRIALS		7,249,132
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0344% 10/24/14 (o)	2,073,858	1,882,026
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (o)	2,065,000	2,054,675
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp. Tranche 2LN, term loan 6.7534% 7/3/15 (o)	3,685,000	3,445,475
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (o)	2,425,000	2,297,688
		5,743,163
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (o)	$ 789,624	$ 775,806
term loan 3.2894% 3/30/14 (o)	5,135,066	5,045,202
		5,821,008
TOTAL FLOATING RATE LOANS (Cost $41,565,465)		45,180,925
Sovereign Loan Participations - 0.0%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (o)	1,781,006	1,656,336
1.25% 12/14/19 (o)(j)	124,000	115,320
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,451,698)		1,771,656
Bank Notes - 0.0%

National City Bank, Cleveland 0.3969% 3/1/13 (o) (Cost $859,728)	978,000	969,307
Fixed-Income Funds - 15.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	1,615,765	176,183,010
Fidelity Floating Rate Central Fund (p)	3,905,566	384,542,073
Fidelity Mortgage Backed Securities Central Fund (p)	14,139,281	1,494,663,413
TOTAL FIXED-INCOME FUNDS (Cost $1,898,023,222)		2,055,388,496
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (h)	3,658,000	3,693,680
Preferred Securities - continued
	Principal Amount (d)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (o)	1,052,000	$ 912,729
MUFG Capital Finance 1 Ltd. 6.346% (o)	3,261,000	3,333,378
		4,246,107
TOTAL PREFERRED SECURITIES (Cost $6,036,074)		7,939,787
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 3,539,024	3,539,000
0.25%, dated 11/30/10 due 12/1/10:
(Collateralized by U.S. Government Obligations) #	1,148,267,072	1,148,259,000
(Collateralized by U.S. Government Obligations) # (b)	200,501,392	200,500,000
TOTAL CASH EQUIVALENTS (Cost $1,352,298,000)		1,352,298,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $12,749,067,917)		13,503,858,051
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(601,728,094)
NET ASSETS - 100%		12,902,129,957
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $480,000) (n)

	Sept. 2037	$ 2,880,126	$ (2,693,518)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,058,000) (n)	Sept. 2037	3,312,145	(3,097,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $651,000) (n)	Sept. 2037	2,016,088	(1,885,462)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $936,000) (n)	Sept. 2037	5,184,226	(4,848,332)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $347,750) (n)	Sept. 2037	1,872,082	(1,750,786)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	26,248	(14,577)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	26,020	(19,671)
TOTAL CREDIT DEFAULT SWAPS		$ 15,317,722	$ (14,310,633)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012
		$ 200,000,000	$ 3,044,180
		$ 215,317,722	$ (11,266,453)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044,575,917 or 8.1% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,835,488 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,165,509.

(m) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,475 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,539,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,669,244
Barclays Capital, Inc.	1,231,398
Merrill Lynch, Pierce, Fenner & Smith, Inc.	638,358
$ 3,539,000
$1,148,259,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 100,250,123
Barclays Capital, Inc.	199,805,783
J.P. Morgan Securities, Inc.	61,325,006
Merrill Lynch Government Securities, Inc.	110,661,665
Merrill Lynch, Pierce, Fenner & Smith, Inc.	122,908,099
Mizuho Securities USA, Inc.	553,308,324
$ 1,148,259,000
$200,500,000 due 12/01/10 at 0.25%
J.P. Morgan Securities, Inc.	200,500,000
$ 200,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,071,734
Fidelity Floating Rate Central Fund	4,300,370
Fidelity Mortgage Backed Securities Central Fund	12,871,492
Total	$ 19,243,596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ -	$ 176,183,010	8.7%
Fidelity Floating Rate Central Fund	392,753,749	4,300,370	25,008,160	384,542,073	13.5%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	12,871,492	-	1,494,663,413	21.2%
Total	$ 2,056,140,835	$ 17,171,862	$ 25,008,160	$ 2,055,388,496
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,143,400	$ 3,143,400	$ -	$ -
Financials	2,684,928	-	2,684,913	15
Utilities	1,355,263	-	1,355,263	-
Corporate Bonds	3,055,998,518	-	3,055,658,748	339,770
U.S. Government and Government Agency Obligations	4,142,805,567	-	4,142,805,567	-
U.S. Government Agency - Mortgage Securities	1,214,783,402	-	1,214,783,402	-
Asset-Backed Securities	318,126,605	-	300,111,163	18,015,442
Collateralized Mortgage Obligations	233,074,080	-	231,311,970	1,762,110
Commercial Mortgage Securities	820,350,367	-	777,991,742	42,358,625
Municipal Securities	26,552,403	-	26,552,403	-
Foreign Government and Government Agency Obligations	219,989,682	-	219,401,725	587,957
Supranational Obligations	1,445,665	-	1,445,665	-
Floating Rate Loans	45,180,925	-	44,183,425	997,500
Sovereign Loan Participations	1,771,656	-	1,771,656	-
Bank Notes	969,307	-	969,307	-
Fixed-Income Funds	2,055,388,496	2,055,388,496	-	-
Preferred Securities	7,939,787	-	7,939,787	-
Cash Equivalents	1,352,298,000	-	1,352,298,000	-
Total Investments in Securities:	$ 13,503,858,051	$ 2,058,531,896	$ 11,381,264,736	$ 64,061,419
Derivative Instruments:
Assets
Swap Agreements	$ 3,044,180	$ -	$ 3,044,180	$ -
Liabilities
Swap Agreements	$ (14,310,633)	$ -	$ (14,290,220)	$ (20,413)
Total Derivative Instruments:	$ (11,266,453)	$ -	$ (11,246,040)	$ (20,413)
Other Financial Instruments:
Forward Commitments	$ 776,870	$ -	$ 776,870	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	41,463
Total Unrealized Gain (Loss)	3,355,247
Cost of Purchases	3,294,323
Proceeds of Sales	(2,024,182)
Amortization/Accretion	362,031
Transfers in to Level 3	12,299,066
Transfers out of Level 3	(54,706,696)
Ending Balance	$ 64,061,419
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 2,884,148
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	1,606
Transfers in to Level 3	-
Transfers out of Level 3	16,179
Ending Balance	$ (20,413)
Realized gain (loss) on Swap Agreements for the period	$ 403
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 1,606

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $12,945,080,893. Net unrealized appreciation aggregated $558,777,158, of which $651,156,253 related to appreciated investment securities and $92,379,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $15,317,722 representing 0.12% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund -
Total Bond
Class F

November 30, 2010

1.824865.106

TBD-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 23.7%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Massey Energy Co. 3.25% 8/1/15		$ 1,970,000	$ 1,919,568
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		270,000	267,975
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,000
			500,975
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,697,934
TOTAL CONVERTIBLE BONDS			5,118,477
Nonconvertible Bonds - 23.7%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.875% 3/1/17		1,040,000	1,027,000
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,803,839
5.875% 3/15/11		2,077,000	2,107,931
Tenneco, Inc. 7.75% 8/15/18 (h)		1,400,000	1,473,500
			10,412,270
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(o)		2,935,000	3,096,425
Visant Corp. 10% 10/1/17 (h)		1,320,000	1,382,700
			4,479,125
Hotels, Restaurants & Leisure - 0.3%
Chukchansi Economic Development Authority 8% 11/15/13 (h)		765,000	498,206
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,700,400
Host Marriott LP 6.375% 3/15/15		250,000	253,750
ITT Corp. 7.375% 11/15/15		250,000	282,813
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,181,700
MCE Finance Ltd. 10.25% 5/15/18 (h)		3,040,000	3,435,200
MGM Mirage, Inc.:
5.875% 2/27/14		1,050,000	929,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.625% 7/15/15		$ 1,870,000	$ 1,617,550
7.5% 6/1/16		1,160,000	1,009,200
MGM Resorts International 11.375% 3/1/18		910,000	925,925
NCL Corp. Ltd.:
9.5% 11/15/18 (h)		350,000	347,375
11.75% 11/15/16		1,375,000	1,562,344
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	496,388
11.875% 7/15/15		1,450,000	1,769,000
yankee:
7.25% 6/15/16		5,365,000	5,807,613
7.5% 10/15/27		3,070,000	3,016,275
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,169,024
9.25% 6/15/19		1,205,000	1,253,200
Times Square Hotel Trust 8.528% 8/1/26 (h)		348,133	360,318
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,184,875
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15		1,210,000	1,276,550
10.875% 11/15/16		1,045,000	1,133,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		2,300,000	2,438,000
			35,648,781
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		775,000	883,500
Fortune Brands, Inc.:
5.875% 1/15/36		13,297,000	11,795,237
6.375% 6/15/14		9,424,000	10,222,759
Jarden Corp. 6.125% 11/15/22		795,000	771,150
Lennar Corp. 12.25% 6/1/17		1,610,000	1,915,900
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,207,750
Standard Pacific Corp.:
7% 8/15/15		1,050,000	1,102,500
8.375% 5/15/18		1,475,000	1,508,188
10.75% 9/15/16		2,370,000	2,713,650
			34,120,634
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		$ 2,630,000	$ 2,597,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	603,828
Belo Corp. 8% 11/15/16		1,665,000	1,827,338
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,526,400
8.625% 9/15/17		2,915,000	3,148,200
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(o)		2,835,000	3,019,275
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		7,580,000	7,845,300
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,694,103	1,992,689
Checkout Holding Corp. 0% 11/15/15 (h)		800,000	484,000
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17		555,000	588,300
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	515,884
Comcast Corp.:
4.95% 6/15/16		1,879,000	2,071,968
5.5% 3/15/11		382,000	387,153
5.7% 5/15/18		14,168,000	15,948,974
6.4% 3/1/40		4,490,000	4,784,822
6.45% 3/15/37		2,196,000	2,357,900
6.55% 7/1/39		9,000,000	9,744,939
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,808,583
CSC Holdings LLC:
8.5% 6/15/15		1,055,000	1,144,675
8.625% 2/15/19		860,000	984,700
Discovery Communications LLC:
3.7% 6/1/15		6,861,000	7,217,902
6.35% 6/1/40		6,392,000	6,962,575
EchoStar Communications Corp. 7.125% 2/1/16		1,230,000	1,266,900
Entravision Communication Corp. 8.75% 8/1/17 (h)		1,020,000	1,055,700
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)		3,235,000	3,332,050
Insight Communications, Inc. 9.375% 7/15/18 (h)		3,750,000	3,956,250
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,024,031
Liberty Media Corp. 8.25% 2/1/30		245,000	241,325
NBC Universal, Inc.:
3.65% 4/30/15 (h)		2,800,000	2,931,183
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (h)		$ 11,614,000	$ 12,380,071
6.4% 4/30/40 (h)		18,278,000	19,439,092
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	832,388
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,808
News America, Inc.:
6.15% 3/1/37		2,970,000	3,108,928
6.2% 12/15/34		5,330,000	5,611,541
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (h)		2,140,000	2,225,600
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		7,805,000	7,902,563
7.75% 10/15/18 (h)		4,130,000	4,202,275
11.5% 5/1/16		2,225,000	2,536,500
11.625% 2/1/14		2,325,000	2,650,500
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (h)		2,915,000	2,987,875
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,152,960
7.75% 3/15/16		2,485,000	2,559,550
QVC, Inc. 7.125% 4/15/17 (h)		1,330,000	1,396,500
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,602,975
5.85% 5/1/17		7,607,000	8,681,641
6.2% 7/1/13		2,324,000	2,601,909
6.75% 7/1/18		13,473,000	15,980,433
Time Warner, Inc.:
3.15% 7/15/15		2,850,000	2,939,558
6.2% 3/15/40		10,492,000	11,180,695
6.5% 11/15/36		9,243,000	10,126,252
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (h)(o)		5,278,131	5,463,085
Univision Communications, Inc. 8.5% 5/15/21 (h)		1,820,000	1,747,200
Viacom, Inc.:
6.125% 10/5/17		2,051,000	2,382,585
6.25% 4/30/16		5,600,000	6,539,943
6.75% 10/5/37		1,460,000	1,659,620
Videotron Ltd. 9.125% 4/15/18		1,965,000	2,166,413
			244,629,429
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (h)		$ 2,890,000	$ 2,687,700
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		965,000	969,825
			3,657,525
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		2,040,000	2,060,400
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)		1,830,000	1,848,300
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		5,060,000	5,641,900
Toys 'R' Us, Inc. 7.375% 9/1/16 (h)		1,200,000	1,236,000
			10,786,600
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20 (h)		885,000	842,963
TOTAL CONSUMER DISCRETIONARY			344,577,327
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,294,000	8,518,477
7.75% 1/15/19 (h)		4,750,000	6,095,604
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	230,063
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,129,508
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,209,515
PepsiCo, Inc. 4.875% 11/1/40		7,541,000	7,384,509
			26,567,676
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		250,000	193,125
7.75% 6/15/26		600,000	463,500
8% 5/1/31		2,385,000	1,848,375
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		1,930,000	1,905,875
CVS Caremark Corp. 6.302% 6/1/37 (o)		9,771,000	9,270,236
SUPERVALU, Inc. 8% 5/1/16		2,260,000	2,214,800
Tops Markets LLC 10.125% 10/15/15		1,825,000	1,934,500
			17,830,411
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	11,033,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Harbinger Group, Inc. 10.625% 11/15/15 (h)		$ 635,000	$ 619,125
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,822,629
5.625% 11/1/11		3,660,000	3,817,138
6.125% 2/1/18		10,623,000	12,504,843
6.5% 8/11/17		8,720,000	10,408,166
6.75% 2/19/14		540,000	625,605
			50,830,856
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (h)		1,340,000	1,410,350
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18		22,622,000	30,385,780
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,206,859
5.65% 5/16/18		7,161,000	8,365,258
Reynolds American, Inc.:
6.75% 6/15/17		2,994,000	3,410,552
7.25% 6/15/37		4,941,000	5,250,292
			57,618,741
TOTAL CONSUMER STAPLES			154,258,034
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (h)		885,000	880,575
DCP Midstream LLC 5.35% 3/15/20 (h)		8,730,000	9,301,055
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15		10,806,000	10,846,188
Exterran Holdings, Inc. 7.25% 12/1/18 (h)		2,250,000	2,238,750
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)		535,000	529,650
Parker Drilling Co. 9.125% 4/1/18		880,000	915,200
Precision Drilling Corp. 6.625% 11/15/20 (h)		975,000	992,063
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,865,555
5.15% 3/15/13		2,277,000	2,421,794
			29,990,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.6%
Adaro Indonesia PT 7.625% 10/22/19 (h)		$ 1,165,000	$ 1,231,988
Anadarko Petroleum Corp. 6.375% 9/15/17		9,443,000	10,196,759
Antero Resources Finance Corp. 9.375% 12/1/17		3,190,000	3,309,625
Apache Corp. 5.1% 9/1/40		8,822,000	8,597,083
Arch Coal, Inc.:
7.25% 10/1/20		450,000	481,500
8.75% 8/1/16		1,030,000	1,138,150
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	3,014,866
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,855,146
5.7% 5/15/17		16,009,000	18,536,613
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,118,640
5.75% 2/1/19		2,930,000	3,455,853
CONSOL Energy, Inc.:
8% 4/1/17 (h)		2,320,000	2,482,400
8.25% 4/1/20 (h)		1,545,000	1,676,325
Continental Resources, Inc. 7.125% 4/1/21 (h)		1,740,000	1,827,000
Drummond Co., Inc.:
7.375% 2/15/16		5,575,000	5,686,500
9% 10/15/14 (h)		2,455,000	2,602,300
DTEK Finance BV 9.5% 4/28/15 (h)		850,000	862,750
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,090,394
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,354,446
6.45% 11/3/36 (h)		1,801,000	1,852,917
6.875% 2/1/11		2,313,000	2,335,191
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	1,019,531
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,246,441
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,225,038
Enterprise Products Operating LP 5.65% 4/1/13		697,000	754,224
Frontier Oil Corp.:
6.875% 11/15/18		930,000	943,950
8.5% 9/15/16		1,950,000	2,047,500
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,099,018
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	828,750
7% 5/5/20 (h)		1,380,000	1,407,600
8.375% 7/2/13 (h)		1,420,000	1,533,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (h)		$ 1,340,000	$ 1,527,600
11.75% 1/23/15 (h)		1,860,000	2,259,900
LINN Energy LLC:
7.75% 2/1/21 (h)		1,950,000	1,989,000
8.625% 4/15/20 (h)		2,685,000	2,846,100
Massey Energy Co. 6.875% 12/15/13		1,515,000	1,526,363
Midcontinent Express Pipel LLC 5.45% 9/15/14 (h)		10,000,000	10,807,780
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		3,578,000	4,080,476
6.85% 1/15/40 (h)		13,582,000	15,830,812
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,527,938
Nakilat, Inc.:
6.067% 12/31/33 (h)		1,975,000	2,103,375
6.267% 12/31/33 (Reg. S)		735,000	779,100
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,174,340
5.2% 3/10/15		909,000	995,562
5.875% 3/10/35		240,000	240,006
6.4% 5/15/37		3,645,000	3,900,664
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,791,363
OPTI Canada, Inc. 8.25% 12/15/14		2,255,000	1,578,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	435,000
8.125% 3/30/18		2,530,000	2,605,900
Pacific Rubiales Energy Corp. 8.75% 11/10/16		793,000	888,160
Pan American Energy LLC 7.875% 5/7/21 (h)		4,020,000	4,281,300
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	981,619
Petro-Canada:
6.05% 5/15/18		3,850,000	4,445,179
6.8% 5/15/38		8,950,000	10,206,616
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	13,141,908
6.875% 1/20/40		17,027,000	18,389,160
7.875% 3/15/19		10,219,000	12,524,917
8.375% 12/10/18		420,000	524,207
Petrohawk Energy Corp.:
7.25% 8/15/18		2,020,000	2,014,950
7.875% 6/1/15		1,485,000	1,529,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
10.5% 8/1/14		$ 3,025,000	$ 3,418,250
Petroleos de Venezuela SA:
4.9% 10/28/14		1,120,000	672,000
5.25% 4/12/17		2,040,000	1,086,300
5.375% 4/12/27		8,715,000	3,899,963
5.5% 4/12/37		1,120,000	490,000
Petroleos de Venezuela SA 144 8.5% 11/2/17 (h)		860,000	548,250
Petroleos Mexicanos:
5.5% 1/21/21		500,000	516,250
6% 3/5/20		465,000	502,200
6.625% (h)		1,725,000	1,737,938
8% 5/3/19		420,000	517,650
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,001,458	1,011,473
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	4,858,275
Plains All American Pipeline LP 7.75% 10/15/12		2,358,000	2,601,680
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,769,000	6,029,655
6.125% 1/15/17		6,185,000	6,931,313
Plains Exploration & Production Co.:
7% 3/15/17		2,045,000	2,070,563
10% 3/1/16		1,340,000	1,480,700
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,826,800
9.125% 8/15/19		2,040,000	2,182,800
11.75% 1/1/16		2,255,000	2,576,338
Range Resources Corp. 6.75% 8/1/20		1,295,000	1,340,325
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,090,900	2,305,217
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	5,011,526
5.5% 9/30/14 (h)		6,670,000	7,281,672
5.832% 9/30/16 (h)		1,198,225	1,322,217
6.332% 9/30/27 (h)		1,840,000	2,016,677
6.75% 9/30/19 (h)		4,366,000	5,137,298
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,940,287
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,101,138
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	12,611,293
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (h)		$ 2,205,000	$ 2,315,250
TNK-BP Finance SA 7.5% 7/18/16		890,000	973,438
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,985,764
5.65% 4/1/16		1,200,000	1,412,689
YPF SA 10% 11/2/28		1,570,000	1,766,250
			339,218,882
TOTAL ENERGY			369,209,712
FINANCIALS - 9.3%
Capital Markets - 1.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,170,000	1,290,301
BlackRock, Inc. 6.25% 9/15/17		6,062,000	6,995,360
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		970,000	1,011,225
Goldman Sachs Group, Inc.:
3.7% 8/1/15		8,571,000	8,752,397
5.625% 1/15/17		3,200,000	3,369,104
5.95% 1/18/18		3,989,000	4,325,815
6.15% 4/1/18		4,275,000	4,678,992
6.75% 10/1/37		9,643,000	9,653,675
7.5% 2/15/19		1,757,000	2,046,972
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,473,000	2,497,755
6.5% 6/15/12		4,266,000	4,455,547
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,782,736
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,382,311
Lazard Group LLC:
6.85% 6/15/17		3,867,000	4,105,470
7.125% 5/15/15		1,377,000	1,514,010
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		12,383,000	13,035,250
6.4% 8/28/17		7,407,000	7,937,038
6.875% 4/25/18		6,836,000	7,504,520
Morgan Stanley:
4% 7/24/15		15,887,000	16,117,187
4.75% 4/1/14		2,429,000	2,523,410
5.625% 9/23/19		11,500,000	11,682,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.95% 12/28/17		$ 5,050,000	$ 5,329,886
6% 5/13/14		17,110,000	18,652,330
6.625% 4/1/18		15,268,000	16,671,694
7.3% 5/13/19		8,304,000	9,322,826
Nuveen Investments, Inc.:
5.5% 9/15/15		2,065,000	1,729,438
10.5% 11/15/15		900,000	893,250
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,163,993
UBS AG Stamford Branch 5.75% 4/25/18		4,505,000	4,983,796
			200,408,701
Commercial Banks - 1.7%
African Export-Import Bank 8.75% 11/13/14		1,040,000	1,164,800
Akbank T. A. S. 5.125% 7/22/15 (h)		855,000	844,313
Ally Financial, Inc.:
6.25% 12/1/17 (h)		2,735,000	2,652,950
7.5% 9/15/20 (h)		2,645,000	2,645,000
Banco Bradesco SA 5.9% 1/16/21 (h)		620,000	626,200
Banco de Credito del Peru 5.375% 9/16/20 (h)		510,000	510,000
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (h)		500,000	488,125
BanColombia SA 6.125% 7/26/20		515,000	525,300
Bank of America NA 5.3% 3/15/17		3,315,000	3,355,877
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,330,000	2,300,875
CIT Group, Inc.:
7% 5/1/13		362,745	364,559
7% 5/1/14		2,039,117	2,016,177
7% 5/1/15		2,334,117	2,299,105
7% 5/1/16		2,651,861	2,598,824
7% 5/1/17		4,684,604	4,590,912
Comerica, Inc. 3% 9/16/15		1,191,000	1,195,648
Credit Suisse New York Branch 6% 2/15/18		16,107,000	17,556,372
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (h)(o)		3,914,986	3,787,749
Development Bank of Philippines 8.375% (o)		1,555,000	1,733,825
Discover Bank 8.7% 11/18/19		12,480,000	14,895,304
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,750,000	5,764,375
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,942,496
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (h)		$ 565,000	$ 605,200
5.5% 10/17/12		2,256,000	2,393,853
Fifth Third Bancorp:
4.5% 6/1/18		798,000	785,047
8.25% 3/1/38		3,929,000	4,511,647
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,400,415
Fifth Third Capital Trust IV 6.5% 4/15/67 (o)		6,252,000	5,814,360
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,806,847
HSBK (Europe) BV:
7.25% 5/3/17 (h)		510,000	502,350
9.25% 10/16/13 (h)		2,095,000	2,267,838
Itau Unibanco Holding SA 5.75% 1/22/21 (h)		530,000	533,975
JPMorgan Chase Bank 6% 10/1/17		10,795,000	12,126,973
Kazkommerts International BV 8.5% 4/16/13 (h)		1,245,000	1,195,200
KeyBank NA:
5.8% 7/1/14		8,672,000	9,431,633
6.95% 2/1/28		1,977,000	2,054,400
7% 2/1/11		1,124,000	1,134,297
KeyBank NA, Cleveland 5.45% 3/3/16		3,939,000	4,237,127
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (o)		720,797	711,853
Marshall & Ilsley Bank:
4.85% 6/16/15		4,206,000	3,777,686
5% 1/17/17		6,668,000	5,821,937
5.25% 9/4/12		3,100,000	3,143,791
PNC Funding Corp. 3.625% 2/8/15		2,779,000	2,893,100
Regions Bank:
6.45% 6/26/37		9,989,000	8,390,760
7.5% 5/15/18		6,622,000	6,381,953
Regions Financial Corp.:
4.875% 4/26/13		1,135,000	1,061,225
5.75% 6/15/15		1,964,000	1,831,430
7.75% 11/10/14		6,185,000	6,030,375
RSHB Capital SA 9% 6/11/14 (h)		405,000	454,005
SVB Financial Group 5.375% 9/15/20		1,506,000	1,501,920
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		1,010,000	979,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Trade & Development Bank of Mong LLC 8.5% 10/25/13		$ 555,000	$ 556,388
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		1,437,000	1,411,647
UnionBanCal Corp. 5.25% 12/16/13		662,000	722,571
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		750,000	815,625
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,509,356
6.6% 1/15/38		9,000,000	9,804,348
Wachovia Corp.:
5.625% 10/15/16		3,399,000	3,810,208
5.75% 6/15/17		2,933,000	3,283,752
Wells Fargo & Co.:
3.625% 4/15/15		10,194,000	10,700,785
3.75% 10/1/14		4,016,000	4,237,772
Zions Bancorp. 7.75% 9/23/14		3,590,000	3,786,007
			213,278,142
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,437,531
Discover Financial Services:
6.45% 6/12/17		9,775,000	10,421,958
10.25% 7/15/19		11,089,000	13,906,038
Ford Motor Credit Co. LLC:
6.625% 8/15/17		3,250,000	3,363,750
8% 6/1/14		1,065,000	1,160,850
8% 12/15/16		2,730,000	2,999,246
12% 5/15/15		3,440,000	4,248,400
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,449,336
5.625% 5/1/18		25,000,000	27,235,075
5.875% 1/14/38		14,000,000	13,674,416
6.375% 11/15/67 (o)		9,000,000	8,887,500
GMAC LLC:
6.75% 12/1/14		4,595,000	4,652,438
8% 12/31/18		975,000	984,750
8% 11/1/31		1,190,000	1,222,725
Household Finance Corp. 6.375% 10/15/11		1,860,000	1,944,053
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.25% 1/14/11		$ 1,308,000	$ 1,314,256
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,138,625
ORIX Corp. 5.48% 11/22/11		385,000	396,139
SLM Corp.:
0.4922% 3/15/11 (o)		112,000	110,882
0.5184% 10/25/11 (o)		12,343,000	12,110,717
8% 3/25/20		5,103,000	5,128,515
			128,787,200
Diversified Financial Services - 1.8%
Azovstal Capital BV 9.125% 2/28/11		375,000	375,938
Bank of America Corp.:
5.75% 12/1/17		22,845,000	23,652,662
8% (o)		970,000	955,450
8.125% (o)		1,290,000	1,277,100
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		540,000	542,700
BP Capital Markets PLC 3.125% 10/1/15		10,174,000	10,230,313
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,962,575
Capital One Capital V 10.25% 8/15/39		3,745,000	3,960,338
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (h)		3,055,000	3,085,550
7.875% 4/30/18 (h)		865,000	897,438
Citigroup, Inc.:
4.75% 5/19/15		30,435,000	31,742,275
5.375% 8/9/20		10,933,000	11,168,715
5.5% 4/11/13		13,549,000	14,523,105
6.125% 5/15/18		15,634,000	17,036,651
6.5% 1/18/11		1,307,000	1,316,620
6.5% 8/19/13		10,774,000	11,882,386
City of Buenos Aires 12.5% 4/6/15 (h)		2,210,000	2,397,850
GMAC LLC 8% 3/15/20 (h)		2,700,000	2,754,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,605,000	2,618,025
7.75% 1/15/16 (h)		1,495,000	1,502,475
8% 1/15/18		4,655,000	4,678,275
8% 1/15/18 (h)		1,495,000	1,502,475
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(o)		1,250,000	943,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13		$ 380,000	$ 374,300
5.65% 6/1/14		1,300,000	1,261,000
6.375% 3/25/13		355,000	356,775
6.625% 11/15/13		1,560,000	1,563,900
JPMorgan Chase & Co.:
4.25% 10/15/20		10,500,000	10,244,325
4.95% 3/25/20		17,148,000	17,658,650
LBI Escrow Corp. 8% 11/1/17 (h)		3,045,000	3,311,438
Myriad International Holding BV 6.375% 7/28/17 (h)		855,000	887,063
NSG Holdings II, LLC 7.75% 12/15/25 (h)		9,115,000	8,226,288
Offshore Group Investment Ltd. 11.5% 8/1/15 (h)		3,155,000	3,328,525
PHH Corp. 9.25% 3/1/16 (h)		1,610,000	1,650,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	1,059,597
5.5% 1/15/14 (h)		695,000	699,574
5.7% 4/15/17 (h)		1,696,000	1,534,736
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		715,000	760,581
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	309,770
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,671,446
5.15% 3/15/20		3,681,000	3,935,622
TMK Capital SA 10% 7/29/11		1,700,000	1,755,250
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (h)		2,310,000	2,627,625
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,419,943
UPC Germany GmbH 8.125% 12/1/17 (h)		1,950,000	2,013,375
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (h)		605,000	583,825
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(o)		5,121,570	5,442,700
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,611,125
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,599,957
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	3,039,063
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		520,000	491,400
			238,424,769
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 1.3%
Allstate Corp.:
5.55% 5/9/35		$ 7,505,000	$ 7,667,994
6.2% 5/16/14		6,893,000	7,942,439
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	8,032,500
Aon Corp.:
3.5% 9/30/15		4,219,000	4,278,429
5% 9/30/20		4,848,000	4,955,097
6.25% 9/30/40		3,160,000	3,203,829
Assurant, Inc. 5.625% 2/15/14		1,912,000	2,018,246
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	599,129
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,472,363
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	819,511
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	530,902
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		7,475,000	9,983,677
MetLife, Inc.:
2.375% 2/6/14		5,900,000	5,965,071
4.75% 2/8/21		4,032,000	4,183,390
5% 6/15/15		1,163,000	1,275,954
5.875% 2/6/41		3,113,000	3,192,739
6.125% 12/1/11		990,000	1,039,608
6.75% 6/1/16		7,610,000	9,013,553
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)		559,000	605,358
5.125% 6/10/14 (h)		6,751,000	7,482,626
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,685,995
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,377,654
New York Life Insurance Co. 6.75% 11/15/39 (h)		3,590,000	4,255,033
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		5,160,000	5,600,793
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	12,126,782
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		6,756,000	8,606,759
Pacific LifeCorp 6% 2/10/20 (h)		5,766,000	6,267,884
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,438,812
4.75% 9/17/15		11,000,000	11,889,119
5.15% 1/15/13		2,167,000	2,321,908
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19		$ 3,230,000	$ 3,870,041
8.875% 6/15/38 (o)		1,915,000	2,202,250
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	5,346,611
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,589,373
Unum Group 5.625% 9/15/20		5,659,000	5,728,526
			172,569,955
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	394,365
5.5% 1/15/12		1,759,000	1,839,362
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,402,339
5.875% 11/30/12		670,000	717,315
Developers Diversified Realty Corp.:
5.25% 4/15/11		3,363,000	3,402,280
5.375% 10/15/12		3,206,000	3,301,257
7.5% 4/1/17		4,686,000	5,258,292
7.875% 9/1/20		323,000	369,625
Duke Realty LP:
4.625% 5/15/13		949,000	987,017
5.875% 8/15/12		1,017,000	1,076,285
Equity One, Inc.:
6% 9/15/17		890,000	907,930
6.25% 12/15/14		5,464,000	5,862,440
6.25% 1/15/17		494,000	513,577
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	477,667
5.9% 4/1/20		2,450,000	2,692,418
6% 7/15/12		2,933,000	3,124,481
6.2% 1/15/17		620,000	704,043
HMB Capital Trust V 3.8922% 12/15/36 (c)(h)(o)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	939,294
6.25% 6/15/17		1,232,000	1,294,821
6.65% 1/15/18		867,000	928,034
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (h)		1,260,000	1,263,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16		$ 3,060,000	$ 3,098,250
Senior Housing Properties Trust:
6.75% 4/15/20		1,575,000	1,669,500
8.625% 1/15/12		250,000	262,500
UDR, Inc. 5.5% 4/1/14		5,222,000	5,609,769
Washington (REIT) 5.95% 6/15/11		3,701,000	3,779,565
			54,875,576
Real Estate Management & Development - 1.2%
AMB Property LP 5.9% 8/15/13		2,580,000	2,755,953
Arden Realty LP 5.2% 9/1/11		1,339,000	1,382,093
BioMed Realty LP 6.125% 4/15/20 (h)		3,359,000	3,624,314
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,192,000	4,197,077
5.7% 5/1/17		6,962,000	7,076,859
5.75% 4/1/12		2,512,000	2,591,799
CB Richard Ellis Services, Inc. 6.625% 10/15/20 (h)		595,000	592,025
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,176,584
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,943,514
Digital Realty Trust LP 4.5% 7/15/15 (h)		4,981,000	5,113,161
Duke Realty LP:
5.4% 8/15/14		5,421,000	5,769,874
5.625% 8/15/11		3,706,000	3,790,975
5.95% 2/15/17		1,109,000	1,181,659
6.25% 5/15/13		14,494,000	15,645,761
6.5% 1/15/18		3,795,000	4,145,624
6.75% 3/15/20		10,000,000	11,091,870
ERP Operating LP:
4.75% 7/15/20		7,569,000	7,821,661
5.25% 9/15/14		1,310,000	1,445,817
5.375% 8/1/16		2,768,000	3,075,168
5.5% 10/1/12		3,690,000	3,967,160
5.75% 6/15/17		11,387,000	12,721,636
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	217,500
7.625% 6/1/15		100,000	92,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	643,467
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP:
6% 11/1/20 (h)		$ 1,075,000	$ 1,056,188
9% 5/15/17		2,135,000	2,396,538
Liberty Property LP:
4.75% 10/1/20		11,435,000	11,677,308
5.125% 3/2/15		1,190,000	1,294,145
5.5% 12/15/16		1,523,000	1,682,412
6.625% 10/1/17		4,835,000	5,631,344
Mack-Cali Realty LP 7.75% 2/15/11		976,000	989,762
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,089,361
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,656,228
Regency Centers LP:
4.95% 4/15/14		611,000	644,441
5.25% 8/1/15		2,133,000	2,273,861
5.875% 6/15/17		1,089,000	1,195,495
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,904,768
Tanger Properties LP:
6.125% 6/1/20		4,395,000	4,831,366
6.15% 11/15/15		1,761,000	1,953,673
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,455,000	2,590,025
Ventas Realty LP:
6.5% 6/1/16		105,000	109,725
6.5% 6/1/16		450,000	470,250
6.75% 4/1/17		250,000	267,500
			155,777,941
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.7% 9/1/15		4,630,000	4,569,120
5.65% 5/1/18		12,000,000	12,296,424
6.5% 8/1/16		9,000,000	9,772,407
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,600,000	8,191,516
Independence Community Bank Corp. 2.11% 4/1/14 (o)		4,218,000	4,139,212
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	30,000
			38,998,679
TOTAL FINANCIALS			1,203,120,963
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc.:
10% 10/15/17		$ 3,230,000	$ 3,504,550
10.375% 10/15/17 pay-in-kind (o)		1,505,000	1,636,688
			5,141,238
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,765,967
6.3% 8/15/14		3,618,000	3,823,184
DASA Finance Corp. 8.75% 5/29/18 (h)		930,000	1,060,200
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,168,200
6.625% 11/1/20		1,020,000	1,014,900
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,587,214
6.25% 6/15/14		2,629,000	2,988,182
HCA Holdings, Inc. 7.75% 5/15/21 (h)		2,420,000	2,377,650
HCA, Inc.:
9.125% 11/15/14		3,905,000	4,070,963
9.25% 11/15/16		4,905,000	5,113,463
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,986,645
HealthSouth Corp.:
7.25% 10/1/18		1,695,000	1,741,613
7.75% 9/15/22		905,000	938,938
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,488,553
Rural/Metro Corp. 12.75% 3/15/16		995,000	1,064,650
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (h)		190,000	192,850
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,100
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,750
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		5,155,000	5,206,550
8% 2/1/18 (h)		2,330,000	2,353,300
			62,121,872
Health Care Technology - 0.1%
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14		6,090,000	6,638,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (h)		$ 1,120,000	$ 1,136,800
Mylan, Inc.:
6% 11/15/18 (h)		2,185,000	2,141,300
7.625% 7/15/17 (h)		1,115,000	1,179,113
7.875% 7/15/20 (h)		995,000	1,064,650
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,168,745
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,622,190
Valeant Pharmaceuticals International 6.875% 12/1/18 (h)		2,745,000	2,722,766
			18,035,564
TOTAL HEALTH CARE			91,936,774
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.875% 9/15/20		1,695,000	1,728,900
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)		8,071,000	9,276,985
6.4% 12/15/11 (h)		818,000	854,403
BE Aerospace, Inc.:
6.875% 10/1/20		1,120,000	1,145,200
8.5% 7/1/18		3,470,000	3,773,625
Esterline Technologies Corp. 7% 8/1/20 (h)		1,105,000	1,143,675
			17,922,788
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (h)		4,265,000	4,478,250
American Airlines, Inc. 10.5% 10/15/12		3,200,000	3,480,000
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12		63,163	64,186
8.608% 10/1/12		960,000	969,600
10.375% 7/2/19		1,878,805	2,235,779
AMR Corp. 9% 8/1/12		485,000	495,913
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		374,725	383,156
6.648% 3/15/19		2,820,535	2,957,331
6.75% 9/15/15 (h)		3,405,000	3,502,724
6.82% 5/1/18		221,731	234,703
6.9% 7/2/19		817,032	872,182
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 9.25% 5/10/17		$ 2,906,574	$ 3,139,100
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		338,024	359,151
8.021% 8/10/22		1,640,643	1,716,113
8.954% 8/10/14		2,174,767	2,285,680
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		824,124	832,365
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		1,918,309	1,857,882
8.36% 7/20/20		1,320,837	1,345,273
United Air Lines, Inc.:
9.875% 8/1/13 (h)		785,000	852,667
12% 11/1/13 (h)		995,000	1,099,475
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		838,014	808,683
9.75% 1/15/17		2,284,141	2,640,924
12% 1/15/16 (h)		828,962	946,012
			37,557,149
Building Products - 0.0%
Building Materials Corp. of America 6.875% 8/15/18 (h)		2,550,000	2,499,000
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.7869% 2/1/15 (o)		5,440,000	5,154,400
8.5% 2/1/15		1,775,000	1,832,688
Covanta Holding Corp. 7.25% 12/1/20 (j)		1,190,000	1,214,551
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (h)		955,000	1,043,338
International Lease Finance Corp.:
6.5% 9/1/14 (h)		1,620,000	1,701,000
6.75% 9/1/16 (h)		1,620,000	1,717,200
8.625% 9/15/15 (h)		2,745,000	2,909,700
8.75% 3/15/17 (h)		3,990,000	4,259,325
8.875% 9/1/17		4,870,000	5,162,200
			24,994,402
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		2,535,000	2,566,688
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - continued
Odebrecht Finance Ltd. 7% 4/21/20 (h)		$ 460,000	$ 496,800
Odebrecht Overseas Ltd. 9.625%		250,000	250,000
			3,313,488
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,390,255
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)		901,711	978,356
			20,368,611
Machinery - 0.1%
Accuride Corp. 9.5% 8/1/18 (h)		2,230,000	2,374,950
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	3,323,125
Navistar International Corp. 8.25% 11/1/21		2,655,000	2,814,300
RBS Global, Inc./Rexnord Corp. 8.5% 5/1/18		2,245,000	2,312,350
			10,824,725
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (h)		680,000	685,984
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		1,970,000	2,102,975
9.5% 12/15/14		3,070,000	3,177,450
SCF Capital Ltd. 5.375% 10/27/17 (h)		480,000	465,600
			6,432,009
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20 (h)		2,515,000	2,496,138
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	4,146,050
7.75% 5/15/16		3,025,000	3,025,000
Georgian Railway Ltd. 9.875% 7/22/15		475,000	504,688
Hertz Corp.:
7.5% 10/15/18 (h)		5,260,000	5,286,300
8.875% 1/1/14		6,065,000	6,186,300
10.5% 1/1/16		2,240,000	2,352,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		1,235,000	1,512,875
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,965,000	3,142,900
			26,156,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		$ 495,000	$ 540,788
TOTAL INDUSTRIALS			153,105,211
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,290,000	1,270,650
10.125% 11/1/15 pay-in-kind (o)		4,012,385	3,962,230
Lucent Technologies, Inc.:
6.45% 3/15/29		5,400,000	4,374,000
6.5% 1/15/28		1,940,000	1,571,400
			11,178,280
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
5.625% 12/15/20		710,000	697,575
7.75% 7/15/16		2,915,000	3,257,513
8.25% 3/15/18		1,025,000	1,168,500
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	3,274,226
6% 10/1/12		3,877,000	4,156,675
6.55% 10/1/17		1,383,000	1,586,460
			14,140,949
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,650,175
Terremark Worldwide, Inc.:
9.5% 11/15/13 (h)		990,000	980,100
12% 6/15/17		4,050,000	4,536,000
			8,166,275
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (h)		800,000	844,000
7.875% 7/15/20 (h)		1,070,000	1,142,225
SunGard Data Systems, Inc.:
7.375% 11/15/18 (h)		1,095,000	1,084,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.: - continued
7.625% 11/15/20 (h)		$ 1,095,000	$ 1,089,525
10.25% 8/15/15		3,795,000	3,946,800
			8,106,600
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		6,230,000	6,318,260
Xerox Corp. 5.5% 5/15/12		1,602,000	1,693,296
			8,011,556
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (h)		2,085,000	2,147,550
Amkor Technology, Inc. 7.375% 5/1/18		2,060,000	2,101,200
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (o)		1,966,560	1,971,476
9.25% 4/15/18 (h)		2,385,000	2,498,288
10.125% 12/15/16		3,320,000	3,137,400
Spansion LLC 7.875% 11/15/17 (h)		1,620,000	1,605,825
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,780,800
			15,242,539
TOTAL INFORMATION TECHNOLOGY			64,846,199
MATERIALS - 1.1%
Chemicals - 0.6%
Berry Plastics Corp.:
5.0391% 2/15/15 (o)		1,975,000	1,876,250
8.25% 11/15/15		2,660,000	2,773,050
9.5% 5/15/18		1,725,000	1,673,250
Braskem Finance Ltd. 7% 5/7/20 (h)		860,000	885,800
Celanese US Holdings LLC 6.625% 10/15/18 (h)		1,185,000	1,211,663
Dow Chemical Co.:
4.25% 11/15/20		10,205,000	9,937,915
4.85% 8/15/12		9,460,000	10,027,335
7.6% 5/15/14		16,104,000	18,806,895
Huntsman International LLC:
5.5% 6/30/16		3,195,000	3,067,200
8.625% 3/15/20		1,700,000	1,814,750
8.625% 3/15/21 (h)		2,535,000	2,737,800
Ineos Finance PLC 9% 5/15/15 (h)		1,715,000	1,787,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (h)		$ 1,865,000	$ 1,846,350
Lyondell Chemical Co. 11% 5/1/18		3,955,000	4,399,938
NOVA Chemicals Corp.:
3.5678% 11/15/13 (o)		2,720,000	2,638,400
6.5% 1/15/12		2,290,000	2,364,425
8.375% 11/1/16		2,825,000	3,029,813
8.625% 11/1/19		1,935,000	2,113,988
			72,992,710
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	2,018,831
Containers & Packaging - 0.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	4,377,500
Metals & Mining - 0.4%
Anglo American Capital PLC:
4.45% 9/27/20 (h)		2,556,000	2,631,739
9.375% 4/8/14 (h)		5,953,000	7,283,507
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,081,026
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (h)		3,317,000	3,242,621
6.375% 11/30/12 (h)		2,002,000	2,184,066
CSN Islands XI Corp. 6.875% 9/21/19 (h)		830,000	896,400
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	3,326,400
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)		2,990,000	3,057,275
Evraz Group SA:
8.25% 11/10/15 (h)		505,000	525,831
8.875% 4/24/13 (h)		1,665,000	1,760,738
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (h)		875,000	888,125
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		530,000	535,300
McJunkin Red Man Corp. 9.5% 12/15/16 (h)		5,660,000	5,178,900
Metinvest BV 10.25% 5/20/15 (h)		810,000	828,225
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		830,000	850,750
Severstal Columbus LLC 10.25% 2/15/18 (h)		2,940,000	3,057,600
Southern Copper Corp. 6.75% 4/16/40		1,690,000	1,747,798
Steel Capital SA 6.7% 10/25/17 (h)		535,000	523,631
Steel Dynamics, Inc. 6.75% 4/1/15		2,240,000	2,251,200
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,751,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37		$ 2,648,000	$ 2,300,450
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,684,512
			52,587,094
Paper & Forest Products - 0.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20		1,165,000	1,258,200
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14		1,345,000	1,324,825
11.5% 7/1/14		2,880,000	3,139,200
			5,722,225
TOTAL MATERIALS			137,698,360
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		1,185,000	1,344,975
AT&T, Inc.:
2.5% 8/15/15		7,000,000	7,072,520
5.35% 9/1/40 (h)		10,000,000	9,467,610
6.3% 1/15/38		10,671,000	11,343,273
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,100,797
British Telecommunications PLC 9.375% 12/15/10 (f)		2,717,000	2,724,070
CenturyLink, Inc. 7.6% 9/15/39		7,184,000	7,204,518
Citizens Communications Co.:
7.875% 1/15/27		925,000	906,500
9% 8/15/31		2,260,000	2,367,350
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,680,188
8.125% 10/1/18		3,615,000	3,976,500
8.25% 4/15/17		2,270,000	2,479,975
8.5% 4/15/20		775,000	852,500
Global Crossing Ltd.:
9% 11/15/19 (h)		1,820,000	1,806,350
12% 9/15/15		2,160,000	2,408,400
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		485,000	527,438
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,215,000	1,260,563
12% 2/4/17 pay-in-kind (o)		7,164,320	7,459,848
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13		$ 3,700,000	$ 3,663,000
7.625% 4/15/12		2,475,000	2,512,125
11.25% 6/15/16		1,635,000	1,741,275
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		1,310,000	1,323,100
7.125% 4/1/18 (h)		2,450,000	2,548,000
8% 10/1/15		2,050,000	2,178,125
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,992,250
Telecom Italia Capital SA:
4.95% 9/30/14		3,208,000	3,353,601
5.25% 10/1/15		1,177,000	1,248,050
6.999% 6/4/18		1,793,000	1,993,633
7.2% 7/18/36		14,240,000	13,639,699
Telefonica Emisiones SAU:
5.134% 4/27/20		10,000,000	10,128,970
6.421% 6/20/16		1,162,000	1,312,021
Telemar Norte Leste SA 5.5% 10/23/20 (h)		530,000	526,025
U.S. West Communications 7.5% 6/15/23		3,760,000	3,741,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	7,030,500
6.25% 4/1/37		2,348,000	2,572,459
6.9% 4/15/38		6,295,000	7,409,612
Verizon New England, Inc. 6.5% 9/15/11		891,000	929,766
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,842,947
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		1,155,000	1,143,450
11.75% 7/15/17 (h)		4,535,000	4,965,825
			155,779,008
Wireless Telecommunication Services - 0.9%
Cleveland Unlimited, Inc. 13.5% 12/15/10 (h)(o)		1,260,000	1,197,000
Cricket Communications, Inc. 7.75% 10/15/20 (h)		1,825,000	1,688,125
Digicel Group Ltd.:
8.25% 9/1/17 (h)		2,020,000	2,131,100
8.875% 1/15/15 (h)		4,030,000	4,060,225
9.125% 1/15/15 pay-in-kind (h)(o)		3,070,000	3,093,025
12% 4/1/14 (h)		3,545,000	4,138,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 9,282,000	$ 10,033,898
5.875% 10/1/19		11,570,000	12,860,148
6.35% 3/15/40		3,541,000	3,673,589
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		2,770,000	2,922,350
11.5% 6/15/16		7,175,000	7,641,375
Intelsat Jackson Holdings SA 7.25% 10/15/20 (h)		3,485,000	3,476,288
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	561,000
8.875% 1/15/15		6,110,000	6,262,750
MetroPCS Wireless, Inc.:
6.625% 11/15/20		1,825,000	1,740,503
7.875% 9/1/18		2,925,000	3,085,875
Millicom International Cellular SA 10% 12/1/13		3,530,000	3,587,363
Mobile Telesystems Finance SA 8% 1/28/12 (h)		813,000	853,650
MTS International Funding Ltd. 8.625% 6/22/20 (h)		1,055,000	1,169,784
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,315,925
6.875% 10/31/13		9,105,000	9,093,619
7.375% 8/1/15		4,995,000	4,820,175
NII Capital Corp.:
8.875% 12/15/19		2,695,000	2,910,600
10% 8/15/16		3,560,000	3,951,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		2,735,000	2,488,850
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	3,170,000
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,357,813
Telecom Personal SA 9.25% 12/22/10 (h)		1,065,000	1,066,331
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,195,000	1,218,900
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,545,000	1,666,669
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13		$ 2,296,000	$ 2,513,833
5.5% 6/15/11		2,760,000	2,830,228
			121,581,379
TOTAL TELECOMMUNICATION SERVICES			277,360,387
UTILITIES - 2.0%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,836,542
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,568,639
AmerenUE 6.4% 6/15/17		1,753,000	2,013,384
Commonwealth Edison Co. 5.4% 12/15/11		2,948,000	3,086,919
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (h)		15,951,000	16,168,827
Edison International 3.75% 9/15/17		6,565,000	6,700,502
EDP Finance BV:
4.9% 10/1/19 (h)		6,700,000	5,983,683
6% 2/2/18 (h)		6,262,000	6,250,584
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		345,000	366,563
FirstEnergy Corp. 7.375% 11/15/31		6,353,000	6,739,847
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,601,851
6.05% 8/15/21		7,817,000	8,283,839
Intergen NV 9% 6/30/17 (h)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,773,000
Kentucky Utilities Co.:
3.25% 11/1/20 (h)		785,000	768,023
5.125% 11/1/40 (h)		5,606,000	5,649,497
LG&E and KU Energy LLC:
2.125% 11/15/15 (h)		7,247,000	7,115,851
3.75% 11/15/20 (h)		1,426,000	1,393,511
Louisville Gas & Electric Co. 5.125% 11/15/40 (h)		1,682,000	1,697,681
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,540,000	1,801,800
7.75% 1/20/20 (h)		850,000	1,007,250
8% 8/7/19 (h)		635,000	758,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21		$ 3,570,000	$ 3,427,200
9.125% 5/1/31		3,775,000	3,605,125
National Power Corp. 6.875% 11/2/16 (h)		540,000	629,100
Nevada Power Co. 6.5% 5/15/18		790,000	937,957
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,267,450
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	850,477
Pepco Holdings, Inc. 2.7% 10/1/15		6,931,000	6,910,311
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		507,000	495,593
Progress Energy, Inc.:
6% 12/1/39		10,303,000	11,197,125
7.1% 3/1/11		3,385,000	3,439,119
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,711,495
			136,083,895
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 7.5% 6/1/15		2,940,000	2,182,950
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	704,900
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	480,530
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,100,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		1,220,000	1,216,950
			7,685,330
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		3,210,000	3,402,600
8% 10/15/17		2,575,000	2,678,000
9.75% 4/15/16		1,475,000	1,637,250
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,294,066
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		3,620,000	3,683,350
Exelon Generation Co. LLC:
4% 10/1/20		16,000,000	15,605,248
5.35% 1/15/14		1,528,000	1,682,566
GenOn Escrow Corp.:
9.5% 10/15/18 (h)		1,685,000	1,600,750
9.875% 10/15/20 (h)		1,625,000	1,543,750
NRG Energy, Inc.:
7.375% 2/1/16		2,840,000	2,840,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 1/15/17		$ 3,225,000	$ 3,257,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		720,000	858,600
7.39% 12/2/24 (h)		750,000	905,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,914,612
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,000,000
			57,903,667
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,039,593
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,935,080
6.3% 9/30/66 (o)		4,887,000	4,728,173
7.5% 6/30/66 (o)		9,539,000	9,920,560
DTE Energy Co. 7.05% 6/1/11		984,000	1,014,232
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		2,921,000	3,169,259
6.5% 9/15/37		7,097,000	8,223,954
National Grid PLC 6.3% 8/1/16		1,314,000	1,536,963
NiSource Finance Corp.:
5.25% 9/15/17		843,000	902,566
5.4% 7/15/14		1,347,000	1,490,831
5.45% 9/15/20		854,000	914,924
6.4% 3/15/18		1,326,000	1,509,717
6.8% 1/15/19		6,774,000	7,870,650
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		3,916,000	3,837,680
			53,094,182
TOTAL UTILITIES			254,767,074
TOTAL NONCONVERTIBLE BONDS			3,050,880,041
TOTAL CORPORATE BONDS (Cost $2,792,812,469)			3,055,998,518
U.S. Government and Government Agency Obligations - 32.1%
		Principal Amount (d)	Value
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12		$ 10,710,000	$ 10,654,554
0.5% 10/30/12		668,000	666,921
0.75% 12/18/13		23,717,000	23,576,999
1% 4/4/12		1,230,000	1,238,252
1% 9/23/13		30,152,000	30,260,004
1.25% 8/20/13		24,381,000	24,648,557
5% 2/16/12		1,090,000	1,148,640
Federal Home Loan Bank:
0.875% 12/27/13		5,100,000	5,093,324
1.625% 11/21/12		30,360,000	30,959,671
1.625% 3/20/13		23,140,000	23,628,740
Freddie Mac:
0.375% 11/30/12		1,534,000	1,526,539
1.125% 7/27/12		230,000	232,221
1.75% 6/15/12		505,000	514,371
1.75% 9/10/15		40,525,000	40,668,904
2.125% 3/23/12		75,000	76,563
5.25% 7/18/11		10,730,000	11,064,529
Tennessee Valley Authority 5.375% 4/1/56		385,000	434,965
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			206,393,754
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		78,424,112	87,383,443
2.5% 1/15/29		20,348,000	24,030,240
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20		255,681,574	273,104,009
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			384,517,692
U.S. Treasury Obligations - 27.3%
U.S. Treasury Bonds:
3.875% 8/15/40		269,285,000	257,840,388
4.25% 5/15/39		32,150,000	32,903,532
4.375% 11/15/39		19,090,000	19,937,119
U.S. Treasury Notes:
0.375% 9/30/12		487,000	486,410
0.75% 11/30/11		171,564,000	172,307,902
1.375% 11/30/15		200,000,000	199,125,000
1.75% 3/31/14 (l)		125,000,000	128,711,000
1.875% 4/30/14 (l)		42,760,000	44,209,821
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15		$ 50,250,000	$ 51,502,331
2.375% 9/30/14		171,534,000	180,177,770
2.375% 2/28/15		667,385,000	699,973,359
2.5% 3/31/15		100,000,000	105,445,000
2.5% 4/30/15		100,000,000	105,382,800
2.625% 7/31/14		625,000,000	662,158,125
2.625% 12/31/14 (l)		329,010,000	348,724,937
2.625% 11/15/20 (g)		200,000,000	196,812,400
2.75% 2/15/19		80,000,000	81,818,720
3.125% 4/30/17		87,265,000	93,346,323
3.25% 3/31/17		80,260,000	86,530,313
3.5% 5/15/20		21,386,000	22,802,823
3.625% 2/15/20		26,742,000	28,862,560
TOTAL U.S. TREASURY OBLIGATIONS			3,519,058,633
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,835,488
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,011,340,472)			4,142,805,567
U.S. Government Agency - Mortgage Securities - 9.4%

Fannie Mae - 7.1%
2.335% 10/1/33 (o)		1,125,500	1,167,923
2.577% 6/1/36 (o)		167,830	174,606
3% 12/1/25 (j)		21,000,000	20,962,891
3.466% 7/1/37 (o)		469,750	492,193
3.5% 12/1/25 (j)(k)		18,000,000	18,399,087
3.5% 12/1/25 (j)(k)		19,000,000	19,421,259
3.5% 12/1/40 (j)(k)		31,000,000	30,442,784
4% 12/1/25 (j)		6,000,000	6,236,600
4% 8/1/39 to 10/1/40		31,078,813	31,600,345
4% 12/1/40 (j)		20,000,000	20,292,554
4.5% 6/1/24 to 11/1/40		71,494,808	74,673,237
4.5% 12/1/25 (j)		7,000,000	7,375,160
4.5% 12/1/40 (j)		21,500,000	22,364,214
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 5/1/19 to 9/1/40 (k)		$ 103,509,267	$ 110,119,615
5% 12/1/40 (j)		50,000,000	52,979,555
5% 12/1/40 (j)(k)		9,000,000	9,536,320
5.214% 12/1/35 (o)		719,153	750,323
5.298% 2/1/36 (o)		1,155,264	1,205,447
5.5% 3/1/18 to 12/1/39		122,449,582	131,795,762
5.5% 12/1/40 (j)		3,000,000	3,223,131
5.5% 12/1/40 (j)		58,000,000	62,313,860
5.5% 12/1/40 (j)(k)		30,500,000	32,768,495
6% 1/1/21 to 9/1/39		85,919,058	94,340,648
6% 11/1/40 (j)(k)		11,000,000	11,988,209
6% 12/1/40 (j)(k)		7,000,000	7,615,462
6% 12/1/40 (j)(k)		12,500,000	13,599,039
6% 12/1/40 (j)(k)		33,000,000	35,901,462
6% 1/1/41 (j)		45,500,000	49,411,635
6.5% 5/1/31 to 9/1/38		41,103,655	46,213,306
TOTAL FANNIE MAE			917,365,122
Freddie Mac - 1.0%
3.119% 11/1/35 (o)		4,680,555	4,890,103
4.361% 10/1/35 (o)		242,253	256,637
4.5% 7/1/25 to 10/1/40		11,067,992	11,598,040
5% 4/1/38 to 9/1/40		42,307,100	44,817,830
5% 12/1/40 (j)(k)		2,000,000	2,112,620
5.5% 11/1/17 to 12/1/35		17,363,251	18,718,436
6% 7/1/37		160,437	175,283
6% 12/1/40 (j)		24,000,000	26,020,154
6.5% 10/1/37 to 1/1/39		13,702,132	15,198,346
TOTAL FREDDIE MAC			123,787,449
Ginnie Mae - 1.3%
4% 1/15/25 to 3/15/40		59,060,367	62,146,164
4% 11/1/40 (j)(k)		8,000,000	8,211,709
4% 12/1/40 (j)		18,000,000	18,455,625
4% 12/1/40 (j)		7,000,000	7,177,188
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
4% 12/1/40 (j)		$ 6,000,000	$ 6,151,875
4.5% 3/15/39 to 9/20/40		67,868,823	71,488,270
TOTAL GINNIE MAE			173,630,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,205,402,417)			1,214,783,402
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (o)		1,821,633	1,030,304
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (o)		96,601	94,740
Class M2, 1.9034% 3/25/34 (o)		483,000	383,336
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (o)		180,737	169,739
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (o)		170,200	1,945
Class M5, 0.6434% 4/25/36 (o)		32,605	66
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3834% 5/20/13 (o)		88,777	88,712
Series 2006-A6 Class A6, 0.2834% 9/20/13 (o)		175,424	175,295
Series 2006-A7 Class A7, 0.2734% 10/20/12 (o)		96,589	96,519
Series 2006-C1 Class C1, 0.7334% 10/20/14 (o)		102,300	18,926
Series 2007-A1 Class A, 0.3034% 1/20/15 (o)		64,807	64,760
Series 2007-A4 Class A4, 0.2834% 4/22/13 (o)		77,449	77,392
Series 2007-D1 Class D, 1.6534% 1/22/13 (h)(o)		2,590,000	25,900
Airspeed Ltd. Series 2007-1A Class C1, 2.7534% 6/15/32 (h)(o)		4,310,611	1,875,116
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,372,888
Class A4, 3% 10/15/15 (h)		4,280,000	4,431,480
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (h)		20,570,000	21,111,355
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,151,696
Class E, 6.96% 3/8/16 (h)		2,052,284	1,986,190
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (o)		102,470	75,050
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.8034% 4/25/34 (o)		$ 135,858	$ 27,467
Series 2005-R2 Class M1, 0.7034% 4/25/35 (o)		2,064,696	1,742,495
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	110,047
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	24,000
Class G, 9.75% 12/24/37 (h)		211,548	14,808
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6134% 3/23/19 (h)(o)		234,046	177,875
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (o)		47,932	34,190
Series 2004-W11 Class M2, 0.9534% 11/25/34 (o)		561,149	403,408
Series 2004-W7 Class M1, 0.8034% 5/25/34 (o)		1,542,998	847,753
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (o)		1,419,587	493,482
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (o)		2,668,736	1,911,162
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (o)		262,000	6,718
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(h)(o)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		8,682,265	8,775,437
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,625,615
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13		14,030,000	14,014,164
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6391% 1/20/40 (h)(o)		184,577	178,117
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (o)		860,559	859,294
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (o)		1,806,310	1,715,994
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (o)		196,075	193,998
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11		819,937	822,898
Class C, 5.31% 6/15/12		1,634,000	1,667,144
Series 2007-1 Class C, 5.38% 11/15/12		582,000	603,925
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,203,881
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,129,421
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (h)(o)		457,498	94,931
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.0034% 7/20/39 (h)(o)		$ 263,810	$ 23,822
Class C, 1.3534% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		1,000,000	992,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (h)(o)		186,189	122,885
Capmark VII Ltd. Series 2006-7A Class H, 1.8034% 8/15/36 (h)(o)		516,641	20
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	946,719
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (o)		1,140,851	106,791
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (o)		425,500	16,216
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (o)		224,000	30,178
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (o)		186,369	11,192
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (o)		1,802,588	610,623
Cbre Realty Finance Cdo 2007-1/LLC 0.54% 4/7/52 (h)(o)		499,838	314,898
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (h)(o)		129,202	116,419
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (h)		406,995	410,087
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,395,286
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,456,178
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (h)		12,605,182	12,625,883
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,447,113
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (o)		765,389	32,129
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (o)		83,289	80,790
Series 2007-4 Class A1A, 0.3763% 9/25/37 (o)		556,879	521,910
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (o)		11,800	4,769
Series 2004-3 Class M4, 1.2234% 4/25/34 (o)		159,665	61,575
Series 2004-4 Class M2, 1.0484% 6/25/34 (o)		587,945	320,157
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6734% 8/25/35 (o)		$ 1,014,947	$ 962,717
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (o)		136,795	134,873
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)		506,134	515,725
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (h)		14,739	14,766
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	365,020
Class B2, 1.6394% 12/28/35 (h)(o)		500,000	305,020
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		200,000	56,000
Crest G-Star LP/Crest G-Star Corp. Series 2001-1A Class A, 0.7619% 11/28/16 (h)(o)		395,975	376,191
Crest Ltd. Series 2002-IGA Class A, 0.7384% 7/28/17 (h)(o)		256,575	252,727
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	471,510
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (o)		38,916	28,048
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (o)		290,872	160,881
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (o)		6,074,620	2,355,807
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (o)		23,929	6,875
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (h)		14,200,000	14,159,529
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,193,089
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	665,411
Class D, 6.89% 5/15/13 (h)		915,000	943,118
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,015,271
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,460,754
Class A4, 2.98% 8/15/14		4,800,000	4,982,746
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,725,967
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (o)		772,000	763,196
Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,671,073
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,512
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15		$ 362,301	$ 362,632
Class C, 5.43% 2/16/15		614,000	610,822
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (o)		948,695	460,117
Class M4, 0.9334% 1/25/35 (o)		363,547	67,983
Series 2006-D Class M1, 0.4834% 11/25/36 (o)		324,000	10,247
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (h)(o)		2,892,000	1,735,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,000,434	1,592,345
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (h)(o)		262,151	230,692
Series 2006-2A:
Class A, 0.4334% 11/15/34 (h)(o)		2,323,910	1,882,367
Class B, 0.5334% 11/15/34 (h)(o)		839,466	528,864
Class C, 0.6334% 11/15/34 (h)(o)		1,395,159	599,918
Class D, 1.0034% 11/15/34 (h)(o)		529,787	127,149
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (o)		1,151,000	1,138,401
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (o)		739,000	607,862
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14		46,300	47,134
Class C, 5.74% 12/15/14		93,515	94,737
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		239,626	49,305
Class M1, 0.9034% 6/25/34 (o)		2,723,367	1,873,184
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (o)		1,096,059	61,268
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (o)		112,751	2,600
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (h)(o)		650,241	331,623
Series 2006-3:
Class B, 0.6534% 9/25/46 (h)(o)		654,930	130,986
Class C, 0.8034% 9/25/46 (h)(o)		1,526,694	229,004
Class E, 1.9034% 9/25/46 (h)(o)		254,633	30,556
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (o)		440,992	309,722
Series 2003-3 Class M1, 1.5434% 8/25/33 (o)		798,324	561,844
Series 2003-5 Class A2, 0.9534% 12/25/33 (o)		32,929	19,473
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (o)		$ 115,552	$ 114,411
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (o)		1,556,435	1,505,348
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (o)		7,698	7,568
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (o)		769,613	633,083
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (o)		1,522,035	591,458
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,510,724
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (o)		204,000	8,349
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (o)		1,520,141	1,255,527
Class MV1, 0.4834% 11/25/36 (o)		1,234,797	738,459
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (o)		573,000	28,627
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (o)		790,689	677,124
Series 2006-A Class 2C, 1.4394% 3/27/42 (o)		3,243,000	544,433
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		2,090,065	2,120,792
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (o)		106,647	75,170
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6834% 5/25/46 (h)(o)		250,000	60,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		22,764	21,193
Class C, 5.691% 10/20/28 (h)		10,118	8,567
Class D, 6.01% 10/20/28 (h)		120,462	96,155
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (o)		545,328	30,471
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (o)		784,792	39,802
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (o)		185,677	122,148
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		173,214	174,667
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (o)		621,161	478,130
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (o)		2,159,683	1,909,452
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (o)		15,799	15,633
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (o)		3,244,060	2,586,664
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (o)		$ 57,368	$ 41,024
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (o)		32,033	17,148
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (o)		399,800	211,833
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (o)		416,362	60,447
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (o)		263,000	7,047
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9669% 8/28/38 (h)(o)		220,000	140,809
Class C1B, 7.696% 8/28/38 (h)		63,000	38,329
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		9,181,200	1,055,838
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		15,668,831	292,633
Series 2006-2 Class AIO, 6% 8/25/11 (q)		7,251,000	252,444
Series 2006-3 Class AIO, 7.1% 1/25/12 (q)		37,932,000	2,370,750
Series 2006-4:
Class A1, 0.2834% 3/25/25 (o)		385,106	379,248
Class AIO, 6.35% 2/27/12 (q)		28,242,000	1,918,750
Class D, 1.3534% 5/25/32 (o)		2,481,000	19,352
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		33,769,000	3,005,441
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		24,991,000	2,460,806
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (o)		1,426,957	980,972
Series 2005-D Class M2, 0.7234% 2/25/36 (o)		827,339	73,828
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,559,071
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,947,487
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (c)(h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (o)		87,144	84,601
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (o)		180,331	175,337
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (o)		532,896	253,793
Class M4, 1.7034% 9/25/34 (o)		683,353	166,012
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (o)		2,548,346	2,244,683
Class M3, 0.8134% 1/25/36 (o)		478,432	331,745
Class M4, 1.0834% 1/25/36 (o)		1,475,804	598,468
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (o)		1,883,145	55,552
Class M9, 2.1334% 5/25/35 (o)		210,462	668
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		$ 387,753	$ 364,488
Class B, 4.846% 7/24/39 (h)		180,000	140,400
Class C, 5.08% 7/24/39 (h)		185,000	118,400
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (h)(o)		3,406,919	3,401,593
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (o)		566,000	17,267
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (o)		451,093	442,996
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2034% 9/25/46 (h)(o)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (o)		5,108	4,466
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (o)		1,600,278	1,316,008
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (o)		96,000	3,167
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (o)		47,548	21,662
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (o)		17,397	17,086
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (h)(o)		801,397	753,301
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (o)		1,272,000	74,491
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (o)		72,752	35,676
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (o)		1,432,925	1,191,509
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		921,345	948,985
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (o)		28,819	20,159
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		349,000	331,550
Class IV, 6.84% 5/22/37 (h)		235,000	152,750
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	77,700
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (h)(o)		2,604,146	130,207
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)		$ 544,516	$ 562,629
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		96,026	96,281
Class D, 5.54% 12/20/12 (h)		583,000	590,197
Class E, 7.05% 5/20/14 (h)		1,390,000	1,413,350
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (h)(o)		400,000	108,000
Series 2006-1A:
Class A1A, 0.5494% 9/25/26 (h)(o)		330,000	273,900
Class A1B, 0.6194% 9/25/26 (h)(o)		705,000	556,978
Class A2A, 0.5094% 9/25/26 (h)(o)		1,186,000	984,380
Class F, 1.4394% 9/25/26 (h)(o)		250,000	140,000
Class G, 1.6394% 9/25/26 (h)(o)		250,000	132,500
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (h)(o)		8,530,177	8,479,358
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (h)(o)		1,789,540	662,130
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1344% 11/21/40 (h)(o)		305,000	76,250
TOTAL ASSET-BACKED SECURITIES (Cost $308,740,787)			318,126,605
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3305% 3/25/18 (o)		110,002	66,001
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		203,265	20,326
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (h)(o)		1,428,375	1,383,404
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (o)		106,000	26,248
Class C, 5.6987% 4/10/49 (o)		281,000	48,619
Class D, 5.6987% 4/10/49 (o)		141,000	21,491
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4634% 3/15/22 (h)(o)		933,056	903,967
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (o)		$ 1,999,238	$ 1,845,654
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (o)		2,174,218	1,938,327
Series 2004-A Class 2A2, 3.516% 2/25/34 (o)		1,215,391	1,072,544
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (o)		143,553	123,757
Class 2A2, 3.0591% 3/25/34 (o)		5,782,087	5,491,147
Series 2004-D Class 2A2, 2.957% 5/25/34 (o)		1,932,876	1,754,614
Series 2004-G Class 2A7, 2.9642% 8/25/34 (o)		1,759,292	1,557,245
Series 2004-H Class 2A1, 3.1633% 9/25/34 (o)		1,577,496	1,402,917
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (h)(o)(q)		11,716,610	898,664
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (o)		2,210,029	1,774,220
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.4934% 3/15/19 (h)(o)		350,000	299,688
Series 2006-T24 Class X2, 0.4274% 10/12/41 (h)(o)(q)		3,690,559	46,002
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (o)		1,556,757	1,513,581
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (o)		367,706	365,989
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (o)		1,902,000	2,023,629
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (o)		1,424,823	1,421,274
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	488,750
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (h)(o)		1,902,000	1,897,450
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		67,928	8,151
Series 2003-35 Class B, 4.6393% 9/25/18 (o)		114,058	9,125
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (o)		1,262,366	1,162,542
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		299,339	53,881
Series 2004-3 Class DB4, 5.8279% 4/25/34 (o)		75,124	1,878
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9834% 11/25/35 (o)		34,245,180	19,402,079
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
CWALT, Inc.: - continued
floater Series 2005-56:
Class 2A3, 1.8525% 11/25/35 (o)		$ 8,311,982	$ 4,603,336
Series 2005-56:
Class 4A1, 0.5634% 11/25/35 (o)		6,733,460	3,857,919
Class 5A1, 0.5734% 11/25/35 (o)		9,962,032	5,281,643
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (o)		1,872,212	1,775,849
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (h)(o)		3,491,000	3,439,682
Class C2, 0.7591% 10/18/54 (h)(o)		1,170,000	1,146,600
Class M2, 0.5391% 10/18/54 (h)(o)		2,005,000	1,967,707
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4343% 4/25/20 (h)(o)		300,000	273,000
Series 2010-K6 Class B, 5.3575% 12/26/46 (h)(o)		550,000	472,604
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		254,201	636
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		105,539	10,554
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (h)(o)		2,852,000	2,738,753
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (h)(o)		3,114,000	3,093,697
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (o)		205,017	105,584
Series 2006-1A Class C2, 0.8534% 12/20/54 (h)(o)		6,523,000	3,383,806
Series 2006-2 Class C1, 0.7234% 12/20/54 (o)		5,398,000	2,941,910
Series 2006-3 Class C2, 0.7534% 12/20/54 (o)		1,124,000	618,985
Series 2006-4:
Class B1, 0.3434% 12/20/54 (o)		4,521,000	3,565,939
Class C1, 0.6334% 12/20/54 (o)		2,767,000	1,435,381
Class M1, 0.4234% 12/20/54 (o)		1,190,000	818,125
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (o)		2,234,000	1,217,530
Class 1M1, 0.5534% 12/20/54 (o)		1,493,000	1,022,705
Class 2C1, 1.2134% 12/20/54 (o)		1,015,000	553,175
Class 2M1, 0.7534% 12/20/54 (o)		1,917,000	1,313,145
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (o)		2,654,000	1,366,810
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (o)		430,241	292,707
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7578% 3/25/37 (o)		9,186,447	9,024,196
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GSR Mortgage Loan Trust: - continued
Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (o)		$ 765,138	$ 663,508
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (o)		376,897	237,036
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		107,298	109,295
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,753,038
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (o)		2,600,000	2,159,011
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (o)		1,778,080	1,728,571
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (o)		1,973,780	1,811,736
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (o)		3,175,710	3,017,831
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		22,425	22,574
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	919,131
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4934% 4/25/36 (o)		18,258,447	10,203,383
Series 2006-5 Class A1A, 0.4434% 7/25/36 (o)		14,091,954	7,733,363
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (o)		3,424,710	2,152,038
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (o)		547,000	2,428
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (o)		8,178,665	5,553,427
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (h)(o)		251,984	228,046
Class C, 0.443% 6/15/22 (h)(o)		1,559,607	1,341,262
Class D, 0.453% 6/15/22 (h)(o)		600,006	504,005
Class E, 0.463% 6/15/22 (h)(o)		959,771	787,012
Class F, 0.493% 6/15/22 (h)(o)		1,545,171	1,236,137
Class G, 0.563% 6/15/22 (h)(o)		359,765	280,617
Class H, 0.583% 6/15/22 (h)(o)		720,211	554,562
Class J, 0.623% 6/15/22 (h)(o)		840,246	604,977
Class TM, 0.753% 6/15/22 (h)(o)		1,670,468	1,539,003
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (h)		930,000	940,881
Series 2004-A4 Class A1, 2.7858% 8/25/34 (o)		2,236,991	2,137,995
Series 2005-A2 Class A7, 2.7997% 2/25/35 (o)		1,793,117	1,657,497
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-A6 Class A4, 3.1798% 10/25/33 (o)		$ 1,572,860	$ 1,491,740
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		101,000	103,956
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,693,327
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (o)		2,372,339	1,920,282
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (o)		2,994,072	191,997
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (o)		3,435,077	2,987,727
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (h)(o)		1,872,741	1,300,057
Class B6, 3.1034% 7/10/35 (h)(o)		417,553	264,562
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3525% 1/25/46 (o)		14,675,219	7,830,020
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,055,778	1,089,137
Series 2004-SL3 Class A1, 7% 8/25/16		69,864	68,158
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (h)(o)		461,331	395,189
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	267,317
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (o)		40,176	29,195
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4434% 7/25/46 (o)		28,599,682	17,187,657
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (o)		647,173	638,444
Series 2003-20 Class 1A1, 5.5% 7/25/33		548,633	561,252
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (o)		3,273,627	1,812,948
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (o)		1,143,548	1,066,188
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (o)		3,045,280	2,667,768
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		205,531	41,106
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (o)		1,008,402	958,616
Series 2004-H Class A1, 4.5322% 6/25/34 (o)		1,975,755	1,932,083
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 2.7879% 11/25/34 (o)		$ 3,483,000	$ 3,355,661
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (o)		2,423,400	2,351,883
Series 2005-AR12:
Class 2A5, 2.8758% 7/25/35 (o)		9,260,000	8,787,726
Class 2A6, 2.8758% 7/25/35 (o)		1,051,362	978,287
Series 2005-AR2:
Class 1A2, 2.8589% 3/25/35 (o)		3,667,507	2,163,286
Class 2A2, 2.8576% 3/25/35 (o)		2,960,764	2,772,374
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (o)		1,731,853	1,562,662
TOTAL PRIVATE SPONSOR			232,694,111
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		350,912	379,969
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,529,344)			233,074,080
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.627% 2/14/29 (h)(o)		800,000	814,160
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	218,183
Class B2, 7.525% 4/14/29		1,498,104	1,539,757
Class B5, 7.525% 4/14/29		129,000	95,541
Series 1997-D5:
Class A2, 6.8147% 2/14/43 (o)		1,399,000	1,502,795
Class A3, 6.8647% 2/14/43 (o)		1,510,000	1,621,105
Class A5, 6.9347% 2/14/43 (o)		256,000	274,838
Class A6, 7.1847% 2/14/43 (o)		2,470,000	2,644,447
Class A7, 7.4247% 2/14/43 (o)		820,000	868,507
Class PS1, 1.3859% 2/14/43 (o)(q)		5,753,474	152,906
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (o)		2,221,000	2,399,014
Series 2006-5:
Class A1, 5.185% 9/10/47		691,620	693,290
Class A2, 5.317% 9/10/47		7,342,000	7,557,676
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-5:
Class A3, 5.39% 9/10/47		$ 2,653,000	$ 2,860,610
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,971,281
Series 2007-2 Class A1, 5.421% 4/10/49		408,285	417,556
Series 2007-4 Class A3, 5.8083% 2/10/51 (o)		1,897,000	2,002,184
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	206,532
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)		3,176,000	3,341,436
Class A4, 5.6579% 6/10/49 (o)		3,965,000	4,090,765
Series 2008-1 Class D, 6.1942% 2/10/51 (h)(o)		125,000	41,082
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,379,183
Series 2002-2 Class F, 5.487% 7/11/43		415,000	427,984
Series 2004-2:
Class A3, 4.05% 11/10/38		626,686	637,201
Class A4, 4.153% 11/10/38		2,412,000	2,480,754
Series 2005-1 Class A3, 4.877% 11/10/42		3,426,451	3,439,406
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		826,059	825,640
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,131,973
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,472,000	1,469,637
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	463,304
Class K, 6.15% 5/11/35 (h)		885,000	822,354
Series 2003-1 Class G, 5.608% 9/11/36 (h)		310,000	301,561
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	144,446
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	1,500
Class L, 4.637% 7/10/42 (h)(o)		280,000	1,400
Series 2004-5 Class G, 5.3152% 11/10/41 (h)(o)		195,000	129,144
Series 2005-1 Class CJ, 5.1815% 11/10/42 (o)		550,000	554,905
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	6,264,103
Series 2005-6 Class AJ, 5.19% 9/10/47 (o)		300,000	294,746
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	589,545
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5134% 3/15/22 (h)(o)		390,000	371,904
Class C, 0.5634% 3/15/22 (h)(o)		817,000	727,130
Class D, 0.6134% 3/15/22 (h)(o)		826,000	702,100
Class E, 0.6534% 3/15/22 (h)(o)		684,000	571,140
Class F, 0.7234% 3/15/22 (h)(o)		615,784	491,088
Class G, 0.7834% 3/15/22 (h)(o)		399,119	279,383
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class J, 1.3034% 3/15/22 (h)(o)		$ 288,000	$ 184,320
Class K, 2.2534% 3/15/22 (h)(o)		288,000	158,400
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (h)(o)		1,222,000	1,132,183
Class D, 0.4634% 10/15/19 (h)(o)		1,494,000	1,342,957
Class E, 0.4934% 10/15/19 (h)(o)		1,385,000	1,220,462
Class F, 0.5634% 10/15/19 (h)(o)		3,150,730	2,688,833
Class G, 0.5834% 10/15/19 (h)(o)		1,245,579	987,869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (h)(o)		78,776	54,355
Series 2004-1:
Class A, 0.6134% 4/25/34 (h)(o)		1,358,061	1,086,449
Class B, 2.1534% 4/25/34 (h)(o)		152,258	70,039
Class M1, 0.8134% 4/25/34 (h)(o)		122,246	79,460
Class M2, 1.4534% 4/25/34 (h)(o)		112,939	62,116
Series 2004-2:
Class A, 0.6834% 8/25/34 (h)(o)		1,119,272	928,996
Class M1, 0.8334% 8/25/34 (h)(o)		188,405	128,115
Series 2004-3:
Class A1, 0.6234% 1/25/35 (h)(o)		2,516,214	2,000,390
Class A2, 0.6734% 1/25/35 (h)(o)		361,074	259,973
Class M1, 0.7534% 1/25/35 (h)(o)		434,357	299,706
Class M2, 1.2534% 1/25/35 (h)(o)		201,271	130,826
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (h)(o)		1,910,571	1,530,368
Class M1, 0.6834% 8/25/35 (h)(o)		95,149	52,988
Class M2, 0.7334% 8/25/35 (h)(o)		156,931	84,115
Class M3, 0.7534% 8/25/35 (h)(o)		86,826	44,090
Class M4, 0.8634% 8/25/35 (h)(o)		79,703	39,054
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (h)(o)		707,828	545,523
Class A2, 0.6534% 11/25/35 (h)(o)		701,455	519,077
Class M1, 0.6934% 11/25/35 (h)(o)		83,718	46,664
Class M2, 0.7434% 11/25/35 (h)(o)		106,289	53,889
Class M3, 0.7634% 11/25/35 (h)(o)		95,127	44,843
Class M4, 0.8534% 11/25/35 (h)(o)		118,519	53,784
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (h)(o)		1,631,738	1,125,899
Class B1, 1.6534% 1/25/36 (h)(o)		141,010	49,353
Class M1, 0.7034% 1/25/36 (h)(o)		526,367	278,975
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7234% 1/25/36 (h)(o)		$ 157,910	$ 78,955
Class M3, 0.7534% 1/25/36 (h)(o)		230,616	106,083
Class M4, 0.8634% 1/25/36 (h)(o)		127,543	52,293
Class M5, 0.9034% 1/25/36 (h)(o)		127,543	49,742
Class M6, 0.9534% 1/25/36 (h)(o)		135,465	50,122
Series 2006-1:
Class A2, 0.6134% 4/25/36 (h)(o)		250,302	177,564
Class M1, 0.6334% 4/25/36 (h)(o)		89,523	41,709
Class M2, 0.6534% 4/25/36 (h)(o)		94,586	40,795
Class M3, 0.6734% 4/25/36 (h)(o)		81,384	32,253
Class M4, 0.7734% 4/25/36 (h)(o)		46,118	16,662
Class M5, 0.8134% 4/25/36 (h)(o)		44,761	15,599
Class M6, 0.8934% 4/25/36 (h)(o)		89,251	29,444
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (h)(o)		4,497,699	3,474,473
Class A2, 0.5334% 7/25/36 (h)(o)		222,517	157,052
Class B1, 1.1234% 7/25/36 (h)(o)		83,313	23,119
Class B3, 2.9534% 7/25/36 (h)(o)		125,874	28,737
Class M1, 0.5634% 7/25/36 (h)(o)		233,467	123,737
Class M2, 0.5834% 7/25/36 (h)(o)		164,722	68,854
Class M3, 0.6034% 7/25/36 (h)(o)		136,633	53,014
Class M4, 0.6734% 7/25/36 (h)(o)		92,263	33,556
Class M5, 0.7234% 7/25/36 (h)(o)		113,401	38,545
Class M6, 0.7934% 7/25/36 (h)(o)		169,197	50,150
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (h)(o)		150,215	31,545
Class B2, 1.6034% 10/25/36 (h)(o)		108,344	18,419
Class B3, 2.8534% 10/25/36 (h)(o)		176,312	24,684
Class M4, 0.6834% 10/25/36 (h)(o)		166,015	66,406
Class M5, 0.7334% 10/25/36 (h)(o)		198,744	69,560
Class M6, 0.8134% 10/25/36 (h)(o)		389,023	108,927
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (h)(o)		860,337	669,256
Class A2, 0.5234% 12/25/36 (h)(o)		4,377,616	3,080,528
Class B1, 0.9534% 12/25/36 (h)(o)		133,849	33,609
Class B2, 1.5034% 12/25/36 (h)(o)		136,432	30,042
Class B3, 2.7034% 12/25/36 (h)(o)		232,334	48,674
Class M1, 0.5434% 12/25/36 (h)(o)		280,034	128,256
Class M2, 0.5634% 12/25/36 (h)(o)		186,689	78,391
Class M3, 0.5934% 12/25/36 (h)(o)		189,300	74,490
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6534% 12/25/36 (h)(o)		$ 226,508	$ 84,238
Class M5, 0.6934% 12/25/36 (h)(o)		208,230	65,884
Class M6, 0.7734% 12/25/36 (h)(o)		186,689	52,908
Series 2007-1:
Class A2, 0.5234% 3/25/37 (h)(o)		960,212	643,342
Class B1, 0.9234% 3/25/37 (h)(o)		305,503	58,046
Class B2, 1.4034% 3/25/37 (h)(o)		221,505	39,871
Class B3, 3.6034% 3/25/37 (h)(o)		606,523	84,913
Class M1, 0.5234% 3/25/37 (h)(o)		268,807	134,403
Class M2, 0.5434% 3/25/37 (h)(o)		200,768	80,307
Class M3, 0.5734% 3/25/37 (h)(o)		178,054	62,319
Class M4, 0.6234% 3/25/37 (h)(o)		143,098	45,791
Class M5, 0.6734% 3/25/37 (h)(o)		223,379	64,780
Class M6, 0.7534% 3/25/37 (h)(o)		312,745	71,931
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (h)(o)		856,455	625,213
Class A2, 0.5734% 7/25/37 (h)(o)		800,242	400,121
Class B1, 1.8534% 7/25/37 (h)(o)		246,452	32,039
Class B2, 2.5034% 7/25/37 (h)(o)		213,372	23,471
Class B3, 3.6034% 7/25/37 (h)(o)		239,893	23,989
Class M1, 0.6234% 7/25/37 (h)(o)		281,000	89,920
Class M2, 0.6634% 7/25/37 (h)(o)		153,550	36,084
Class M3, 0.7434% 7/25/37 (h)(o)		155,691	31,138
Class M4, 0.9034% 7/25/37 (h)(o)		307,387	55,330
Class M5, 1.0034% 7/25/37 (h)(o)		270,968	43,355
Class M6, 1.2534% 7/25/37 (h)(o)		343,569	49,818
Series 2007-3:
Class A2, 0.5434% 7/25/37 (h)(o)		893,891	571,464
Class B1, 1.2034% 7/25/37 (h)(o)		217,266	48,255
Class B2, 1.8534% 7/25/37 (h)(o)		543,699	94,332
Class B3, 4.2534% 7/25/37 (h)(o)		288,835	44,018
Class M1, 0.5634% 7/25/37 (h)(o)		194,145	88,938
Class M2, 0.5934% 7/25/37 (h)(o)		208,088	74,329
Class M3, 0.6234% 7/25/37 (h)(o)		327,895	106,336
Class M4, 0.7534% 7/25/37 (h)(o)		514,844	152,136
Class M5, 0.8534% 7/25/37 (h)(o)		267,049	74,480
Class M6, 1.0534% 7/25/37 (h)(o)		203,632	46,163
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (h)(o)		326,004	22,820
Class B2, 3.7034% 9/25/37 (h)(o)		1,186,108	71,166
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2034% 9/25/37 (h)(o)		$ 313,477	$ 65,830
Class M2, 1.3034% 9/25/37 (h)(o)		313,477	53,291
Class M4, 1.8534% 9/25/37 (h)(o)		801,768	104,230
Class M5, 2.0034% 9/25/37 (h)(o)		801,768	84,186
Class M6, 2.2034% 9/25/37 (h)(o)		803,325	72,299
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		4,362,410	141,778
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)		10,469,998	1,125,525
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.456% 3/11/39 (o)		450,000	407,735
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.5134% 3/15/19 (h)(o)		200,000	165,260
Class E, 0.5734% 3/15/19 (h)(o)		365,000	293,573
Class F, 0.5934% 3/15/19 (h)(o)		160,000	125,102
Class G, 0.6934% 3/15/19 (h)(o)		1,020,386	744,043
Class H, 0.9034% 3/15/19 (h)(o)		541,917	301,098
Class J, 1.1034% 3/15/19 (h)(o)		407,118	212,722
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (h)(o)		655,330	471,838
Class E, 0.5534% 3/15/22 (h)(o)		3,607,157	2,416,795
Class F, 0.6034% 3/15/22 (h)(o)		2,235,922	1,386,272
Class G, 0.6534% 3/15/22 (h)(o)		537,549	306,403
Class H, 0.8034% 3/15/22 (h)(o)		655,330	327,665
Class J, 0.9534% 3/15/22 (h)(o)		655,330	275,239
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		591,487	601,399
Series 2004-PWR3 Class A3, 4.487% 2/11/41		1,208,800	1,230,366
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	592,865
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,405,658	1,424,230
Series 2007-PW16 Class A4, 5.717% 6/11/40 (o)		1,112,000	1,183,873
Series 2007-PW17 Class A1, 5.282% 6/11/50		828,567	842,638
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		460,977	473,780
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	63,987
Class I, 5.64% 2/14/31 (h)		205,000	66,597
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (h)(o)(q)		13,423,075	59,063
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,101,905
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (h)(o)(q)		25,773,245	421,462
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-T22:
Class A4, 5.5118% 4/12/38 (o)		$ 237,000	$ 259,736
Class B, 5.5118% 4/12/38 (h)(o)		200,000	152,380
Series 2007-BBA8:
Class K, 1.4534% 3/15/22 (h)(o)		120,000	38,400
Class L, 2.1534% 3/15/22 (h)(o)		253,568	68,463
Series 2007-PW15 Class A1, 5.016% 2/11/44		352,965	358,948
Series 2007-PW16:
Class B, 5.717% 6/11/40 (h)(o)		304,000	130,590
Class C, 5.717% 6/11/40 (h)(o)		255,000	98,715
Class D, 5.717% 6/11/40 (h)(o)		255,000	87,892
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (h)(o)(q)		177,669,388	2,286,676
Series 2007-T28:
Class A1, 5.422% 9/11/42		239,932	246,132
Class X2, 0.1749% 9/11/42 (h)(o)(q)		81,712,551	652,213
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (h)(o)		903,181	693,827
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,398,138
Class XCL, 2.1162% 5/15/35 (h)(o)(q)		24,656,763	567,401
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	605,853
Series 1998-2 Class J, 6.39% 11/18/30 (h)		489,102	96,598
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		290,000	299,316
Citigroup Commercial Mortgage Trust:
floater:
Series 2006-FL2:
Class F, 0.5634% 8/15/21 (h)(o)		678,000	632,723
Class G, 0.5834% 8/15/21 (h)(o)		542,222	471,988
Class H, 0.6234% 8/15/21 (h)(o)		433,548	355,869
Series 2007-FL3A:
Class MLA1, 1.0534% 4/15/22 (h)(o)		232,363	198,774
Classs MLA2, 1.3034% 4/15/22 (h)(o)		102,753	87,743
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,555,096
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,183,422	2,960,197
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		9,841,062	9,907,699
Class A4, 5.6985% 12/10/49 (o)		5,830,000	6,184,788
Series 2007-FL3A Class A2, 0.3934% 4/15/22 (h)(o)		6,878,000	6,175,222
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49		$ 251,992	$ 253,649
Class A2A, 5.237% 12/11/49		11,693,000	11,935,675
Class A4, 5.322% 12/11/49		14,623,000	15,042,506
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,912,160
Class C, 5.476% 12/11/49		3,581,000	644,580
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	74,196
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	14,512
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	8,189
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	7,475
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	3,140
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	10,404
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	44,011
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (o)		1,902,000	2,034,470
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,426,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (h)(o)		5,171,000	4,653,900
Class C, 0.5234% 4/15/17 (h)(o)		1,531,000	1,331,970
Class D, 0.5634% 4/15/17 (h)(o)		950,056	793,297
Class E, 0.6234% 4/15/17 (h)(o)		802,445	641,956
Class F, 0.6634% 4/15/17 (h)(o)		171,562	125,240
Class G, 0.8034% 4/15/17 (h)(o)		171,562	114,947
Class H, 0.8734% 4/15/17 (h)(o)		171,562	97,790
Class J, 1.1034% 4/15/17 (h)(o)		131,565	61,836
Series 2005-FL11:
Class B, 0.5034% 11/15/17 (h)(o)		176,254	169,204
Class C, 0.5534% 11/15/17 (h)(o)		1,451,600	1,364,504
Class D, 0.5934% 11/15/17 (h)(o)		75,490	69,451
Class E, 0.6434% 11/15/17 (h)(o)		268,371	238,851
Class F, 0.7034% 11/15/17 (h)(o)		185,934	159,903
Class G, 0.7534% 11/15/17 (h)(o)		128,880	104,393
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (h)(o)		2,710,000	2,357,700
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	542,290
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		18,978	18,967
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46		$ 5,420,000	$ 5,631,525
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)		3,306,000	3,309,275
Class AJFX, 5.478% 2/5/19 (h)		5,750,000	5,693,323
Series 2007-C9 Class A4, 5.8145% 12/10/49 (o)		4,209,000	4,525,499
Series 2001-J1A Class F, 6.958% 2/16/34 (h)		600,000	601,458
Series 2001-J2A Class F, 7.0306% 7/16/34 (h)(o)		199,000	174,580
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (h)(o)(q)		3,239,345	6,989
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	933,382
Class XP, 0.4812% 12/10/46 (o)(q)		20,651,829	276,125
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		94,994	96,923
Class G, 6.21% 7/15/31 (h)		554,000	564,792
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		204,930	209,721
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	466,688
Series 1999-C2 Class G, 6% 11/17/32		302,000	286,421
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		17,590,000	18,574,440
Series 2007-C2:
Class A1, 5.269% 1/15/49		17,830	17,847
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,375,424
Class A3, 5.542% 1/15/49 (o)		3,804,000	3,909,722
Series 2007-C3 Class A4, 5.721% 6/15/39 (o)		1,144,000	1,182,804
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,567,252
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (o)(q)		13,910,240	236,893
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,767,889
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (h)(o)		6,783,000	3,730,650
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8534% 9/15/21 (h)(o)		270,225	211,213
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,970,296
Series 2002-CP5 Class A1, 4.106% 12/15/35		127,772	129,660
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A3, 4.321% 1/15/37		$ 382,189	$ 386,341
Class A4, 4.75% 1/15/37		884,000	932,425
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	1,018,942
Series 1998-C1:
Class D, 7.17% 5/17/40		36,375	36,448
Class F, 6% 5/17/40 (h)		659,000	655,468
Class H, 6% 5/17/40 (h)		130,000	11,631
Series 1998-C2 Class F, 6.75% 11/11/30 (h)		470,000	505,728
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (o)(q)		4,937,708	28,366
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (h)(o)(q)		14,358,710	112,641
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		230,000	223,569
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	118,761
Class J, 4.231% 5/15/38 (h)		300,000	199,246
Series 2006-C1 Class A3, 5.5465% 2/15/39 (o)		10,043,000	10,641,486
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (h)(o)		721,000	497,490
Class C:
0.4234% 2/15/22 (h)(o)		1,864,711	1,100,179
0.5234% 2/15/22 (h)(o)		665,993	319,677
Class F, 0.5734% 2/15/22 (h)(o)		1,331,815	572,680
Class L, 2.1534% 2/15/22 (h)(o)		100,000	2,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		92,621	93,636
Class A2, 5.268% 2/15/40		18,300,000	18,564,664
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (o)(q)		35,608,965	379,086
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5134% 5/15/23 (h)(o)		450,000	433,295
Class D, 0.7234% 5/15/23 (h)(o)		170,000	157,985
Class F, 0.8534% 5/15/23 (h)(o)		140,000	127,558
Series 2006-HC1A Class C, 0.6534% 5/15/23 (h)(o)		355,000	332,057
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9034% 3/25/17 (h)(o)		160,000	132,800
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4534% 3/25/17 (h)(o)		$ 260,000	$ 206,700
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	275,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	332,942
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2259% 6/10/31 (h)(o)		891,000	960,309
Series 2000-CKP1 Class B3, 8.0654% 11/10/33 (o)		230,000	229,563
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (h)		1,500,000	1,486,600
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (h)		770,000	783,145
Class K, 6% 12/12/33 (h)		520,000	516,811
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	680,531
Class G, 6.936% 3/15/33 (h)		1,642,000	1,641,208
Class H, 7.039% 3/15/33 (h)		63,000	62,933
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		443,000	458,716
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	213,677
FREMF Mortgage Trust Series 2010-K9 Class B, 5.1633% 8/25/20 (o)		1,290,000	1,099,725
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		625,000	590,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		42,728	42,703
Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	11,744,649
Series 2001-1 Class X1, 0.99% 5/15/33 (h)(o)(q)		14,767,518	43,495
Series 2001-3 Class C, 6.51% 6/10/38		287,000	296,081
Series 2002-1A Class H, 7.154% 12/10/35 (h)(o)		65,000	63,972
Series 2004-C1 Class X2, 1.1123% 11/10/38 (h)(o)(q)		9,952,834	9,801
Series 2007-C1 Class XP, 0.1995% 12/10/49 (o)(q)		36,234,657	207,809
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		468,006	117,726
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,052,040	1,101,801
Class G, 6.75% 4/15/29 (o)		504,000	498,345
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	555,649
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		$ 385,000	$ 13,475
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		139,240	139,188
Class J, 6.974% 8/15/36 (h)		226,000	224,521
Class K, 6.974% 8/15/36 (h)		427,000	149,885
Series 2000-C1:
Class H, 7% 3/15/33 (h)		27,142	27,423
Class K, 7% 3/15/33		90,000	65,035
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	298,393
Series 2003-C3 Class X2, 0.6751% 4/10/40 (h)(o)(q)		10,107,146	191
Series 2005-C1 Class X2, 0.5556% 5/10/43 (o)(q)		7,558,172	63,421
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (h)(o)		715,000	649,265
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	499,565
Series 2004-GG1 Class A4, 4.755% 6/10/36		281,926	283,133
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,979,404
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,783,763
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		97,000	97,089
Class J, 6.306% 1/11/35 (h)		760,000	748,858
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	201,314
Class XP, 0.8817% 1/5/36 (h)(o)(q)		12,076,264	291
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (h)(o)(q)		35,228,621	257,563
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (o)		5,013,000	5,443,177
Class A4, 5.8828% 7/10/38 (o)		9,540,000	10,455,715
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		43,800,959	435,574
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (h)(o)		96,000	89,575
Class D, 0.5334% 6/6/20 (h)(o)		453,000	405,956
Class E, 0.6234% 6/6/20 (h)(o)		526,000	457,662
Class F, 0.6934% 6/6/20 (h)(o)		835,001	705,301
Class J, 2.0034% 6/6/20 (h)(o)		250,000	145,721
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (h)(o)		$ 1,994,000	$ 1,794,600
Class D, 0.6234% 3/6/20 (h)(o)		4,004,000	3,523,520
Class F, 0.7334% 3/6/20 (h)(o)		164,000	141,860
Class G, 0.7734% 3/6/20 (h)(o)		81,000	68,445
Class H, 0.9034% 3/6/20 (h)(o)		60,000	50,706
Class J, 1.1034% 3/6/20 (h)(o)		86,000	72,240
Class L, 1.5534% 3/1/20 (h)(o)		400,000	328,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	614,900
Series 1997-GL:
Class G, 7.5095% 7/13/30 (o)		822,763	921,906
Class H, 7.7995% 7/13/30 (h)(o)		230,000	243,662
Series 1998-GLII Class G, 7.6604% 4/13/31 (h)(o)		600,000	559,536
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	280,000
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (h)(o)(q)		35,965,435	364,431
Series 2006-GG6 Class A2, 5.506% 4/10/38		9,902,757	9,977,645
Series 2006-RR2:
Class M, 5.674% 6/1/46 (h)(o)		100,000	0
Class N, 5.674% 6/1/46 (h)(o)		100,000	0
Series 2010-C1 Class X, 1.5898% 8/10/43 (h)(o)(q)		6,373,709	580,008
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,905,160
Series 2007-GG10:
Class A1, 5.69% 8/10/45		179,955	183,495
Class A2, 5.778% 8/10/45		13,561,000	13,997,049
Class A4, 5.8078% 8/10/45 (o)		9,090,000	9,474,549
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.1034% 9/10/22 (h)(o)		1,120,000	1,041,714
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (h)(o)		250,000	264,139
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(o)		460,000	436,162
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2:
Class D, 5.715% 11/15/43 (h)(o)		220,000	200,703
Class XB, 0.7549% 11/15/43 (h)(q)		3,600,000	133,602
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		201,000	198,830
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		$ 205,398	$ 178,697
Class D, 5.192% 1/12/37		230,000	230,497
Series 2004-C1 Class X2, 0.9167% 1/15/38 (h)(o)(q)		2,942,268	5,490
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (h)(o)(q)		2,940,154	8,556
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4334% 2/15/19 (h)(o)		362,918	355,673
Series 2006-FL1A Class E, 0.6234% 2/15/20 (h)(o)		144,283	118,642
Series 2006-FLA2:
Class A2, 0.3834% 11/15/18 (h)(o)		10,000,000	9,200,000
Class B, 0.4234% 11/15/18 (h)(o)		1,402,023	1,233,780
Class C, 0.4634% 11/15/18 (h)(o)		996,098	846,684
Class D, 0.4834% 11/15/18 (h)(o)		303,433	248,815
Class E, 0.5334% 11/15/18 (h)(o)		437,718	350,174
Class F, 0.5834% 11/15/18 (h)(o)		655,376	511,194
Class G, 0.6134% 11/15/18 (h)(o)		569,467	427,100
Class H, 0.7534% 11/15/18 (h)(o)		437,718	319,534
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (o)		5,657,000	5,980,012
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,303,816
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (o)		903,000	946,075
Class A3, 5.336% 5/15/47		9,409,000	9,813,494
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (o)		6,670,000	7,051,718
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (o)		5,340,000	5,562,295
Series 2007-LDP10 Class A1, 5.122% 1/15/49		45,032	45,414
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,383,875
Class A3, 5.412% 1/15/49		8,142,000	8,492,331
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	145,059
Series 2004-LN2 Class D, 5.2099% 7/15/41 (o)		420,000	372,498
Series 2005-CB13 Class E, 5.3509% 1/12/43 (h)(o)		963,000	76,077
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,527,952	10,886,836
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	559,583
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (o)		$ 165,000	$ 60,991
Class C, 5.7421% 2/12/49 (o)		424,000	148,257
Class D, 5.7421% 2/12/49 (o)		447,000	135,061
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	127,396
Class CS, 5.466% 1/15/49 (o)		157,000	50,208
Class ES, 5.5411% 1/15/49 (h)(o)		983,000	63,958
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,258,774	1,322,765
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		664,828	670,486
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (o)		21,615,000	22,947,725
Series 1998-C1 Class D, 6.98% 2/18/30		638,774	640,852
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		583,000	599,790
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		307,938	309,619
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	141,928
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	484,772
Class AM, 5.263% 11/15/40 (o)		67,000	69,091
Series 2006-C1 Class A2, 5.084% 2/15/31		487,929	490,197
Series 2006-C3 Class A1, 5.478% 3/15/32		22,591	22,614
Series 2006-C6:
Class A1, 5.23% 9/15/39		180,498	180,610
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,852,800
Series 2006-C7:
Class A1, 5.279% 11/15/38		391,207	396,437
Class A2, 5.3% 11/15/38		2,092,000	2,136,952
Class A3, 5.347% 11/15/38		1,417,000	1,498,110
Class AM, 5.378% 11/15/38		160,000	157,582
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		188,034	191,398
Class A3, 5.398% 2/15/40		10,000,000	10,611,509
Class A4, 5.424% 2/15/40		5,434,000	5,737,982
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,123,035
Series 2007-C6 Class A2, 5.845% 7/15/40		9,937,008	10,326,641
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	134,057
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,766,439
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 2,142,691
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	88,268
Series 2003-C7 Class L, 5.1129% 7/15/37 (h)(o)		284,000	186,214
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	182,540
Class K, 5.2545% 3/15/36 (h)(o)		500,000	223,851
Class XCP, 1.0453% 3/15/36 (h)(o)(q)		22,208,334	64,071
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		218,569	219,577
Series 2005-C2 Class AJ, 5.205% 4/15/30 (o)		740,000	742,636
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (o)(q)		5,887,328	57,762
Series 2005-C5 Class A2, 4.885% 9/15/30		473,899	486,963
Series 2005-C7 Class C, 5.35% 11/15/40 (o)		686,000	561,015
Series 2006-C4:
Class AJ, 5.9009% 6/15/38 (o)		480,000	449,518
Class AM, 5.9009% 6/15/38 (o)		500,000	521,583
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (o)(q)		8,763,693	157,909
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	1,770,890
Class D, 5.563% 2/15/40 (o)		760,000	274,221
Class E, 5.582% 2/15/40 (o)		381,000	103,111
Class XCP, 0.477% 2/15/40 (o)(q)		4,345,108	45,600
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	2,490,096
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,152,742
Class XCP, 0.29% 9/15/45 (o)(q)		145,958,021	1,526,619
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (h)(o)		608,683	462,599
Class E, 0.5434% 9/15/21 (h)(o)		2,196,145	1,625,147
Class F, 0.5934% 9/15/21 (h)(o)		1,143,094	823,028
Class G, 0.6134% 9/15/21 (h)(o)		2,258,211	1,580,748
Class H, 0.6534% 9/15/21 (h)(o)		582,579	372,850
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,490,437
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	177,318
Class I11, 7.72% 2/26/28 (h)		100,000	92,560
Class I12, 7.72% 2/26/28 (h)		100,000	88,830
Class I9, 7.72% 2/26/28 (h)		153,200	154,732
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (h)	CAD	320,000	219,015
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		$ 620,000	$ 641,007
Series 1998-C3 Class E, 6.8552% 12/15/30 (o)		173,000	186,960
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		217,881	218,053
Series 2007-C1 Class A1, 4.533% 6/12/50		300,815	302,517
Series 2004-MKB1 Class F, 5.5091% 2/12/42 (h)(o)		180,000	172,694
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (o)		3,122,000	3,228,469
Series 2005-LC1 Class F, 5.3852% 1/12/44 (h)(o)		1,655,000	832,636
Series 2006-C1:
Class A2, 5.6095% 5/12/39 (o)		2,650,012	2,727,048
Class AJ, 5.6545% 5/12/39 (o)		160,000	140,870
Class AM, 5.6545% 5/12/39 (o)		100,000	100,570
Series 2006-KEY2: Class K, 5.091% 8/12/39 (h)(o)		100,000	2,450
Class L, 5.091% 8/12/39 (h)		300,000	4,350
Series 2007-C1 Class A4, 5.8258% 6/12/50 (o)		7,199,517	7,730,943
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,284,294
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (o)		882,527	858,670
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (o)		2,024,000	2,117,587
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,069,579	1,087,590
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,726,397
Series 2007-5:
Class A1, 4.275% 8/12/48		27,210	27,279
Class A3, 5.364% 8/12/48		11,417,000	11,714,947
Class A4, 5.378% 8/12/48		76,000	77,018
Class B, 5.479% 2/12/17		5,706,000	904,663
Series 2007-6:
Class A1, 5.175% 3/12/51		82,962	83,912
Class A4, 5.485% 3/12/51 (o)		14,650,000	14,975,554
Series 2007-7 Class A4, 5.7475% 6/12/50 (o)		6,656,000	6,840,111
Series 2007-8 Class A1, 4.622% 8/12/49		352,416	358,650
Series 2006-4 Class XP, 0.6252% 12/12/49 (o)(q)		38,955,674	704,626
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	580,591
Series 2007-7 Class B, 5.75% 6/12/50		166,000	28,324
Series 2007-8 Class A3, 5.9646% 8/12/49 (o)		1,640,000	1,765,683
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (h)(o)		$ 822,747	$ 98,730
Class G, 0.614% 7/15/19 (h)(o)		540,149	502,339
Class H, 0.634% 7/15/19 (h)(o)		550,000	473,000
Class J, 0.684% 7/15/19 (h)(o)		354,000	233,640
Series 2007-XCLA Class A1, 0.454% 7/17/17 (h)(o)		2,411,770	1,742,504
Series 2007-XLCA Class B, 0.754% 7/17/17 (h)(o)		2,408,057	282,947
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (h)(o)		1,092,000	469,560
Class D, 0.444% 10/15/20 (h)(o)		667,354	240,247
Class E, 0.504% 10/15/20 (h)(o)		834,661	175,279
Class F, 0.554% 10/15/20 (h)(o)		500,899	70,126
Class G, 0.594% 10/15/20 (h)(o)		619,188	43,343
Class H, 0.684% 10/15/20 (h)(o)		389,758	23,385
Class J, 0.834% 10/15/20 (h)(o)		444,903	17,796
Class MHRO, 0.944% 10/15/20 (h)(o)		605,197	151,299
Class MJPM, 1.254% 10/15/20 (h)(o)		183,182	137,386
Class MSTR, 0.954% 10/15/20 (h)(o)		343,918	85,979
Class NHRO, 1.144% 10/15/20 (h)(o)		918,469	137,770
Class NSTR, 1.104% 10/15/20 (h)(o)		315,384	47,308
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (h)(o)(q)		5,235,674	36,512
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		432,027	430,947
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,910,533
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	614,032
Series 2006-T23 Class A1, 5.682% 8/12/41		440,169	443,984
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		203,904	206,301
Class A31, 5.439% 2/12/44 (o)		964,000	1,003,713
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		340,218	344,050
Class A4, 5.364% 3/15/44		10,000,000	10,370,586
Series 2007-IQ14 Class A1, 5.38% 4/15/49		840,080	857,538
Series 2007-T25 Class A1, 5.391% 11/12/49		247,651	252,890
Series 1997-RR Class F, 7.4488% 4/30/39 (h)(o)		201,960	193,882
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		223,000	132,128
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	156,627
Class O, 5.91% 11/15/31 (h)		291,809	62,783
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (h)(o)(q)		$ 12,306,129	$ 71,225
Series 2004-IQ7 Class E, 5.4003% 6/15/38 (h)(o)		120,000	66,528
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	219,100
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (h)(o)(q)		21,165,292	245,900
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (h)(o)(q)		9,538,606	98,667
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (o)		2,950,000	2,993,988
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (o)		3,125,272	3,282,977
Class A4, 5.7608% 10/15/42 (o)		570,000	629,449
Series 2006-IQ12:
Class AMFX, 5.37% 12/15/43		719,000	701,018
Class B, 5.468% 12/15/43		1,902,000	692,708
Series 2006-T23 Class A3, 5.8053% 8/12/41 (o)		972,000	1,045,792
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,588,494
Series 2007-HQ12 Class A2, 5.6352% 4/12/49 (o)		12,589,082	12,781,132
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,990,756
Class B, 5.7278% 4/15/49 (o)		469,000	163,958
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (h)(o)		3,248,037	89,321
Class D, 0.954% 7/17/17 (h)(o)		1,527,378	19,092
Class E, 1.054% 7/17/17 (h)(o)		1,240,783	15,510
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		32	32
Series 2000-PRIN Class C, 7.9523% 2/23/34 (o)		466,000	517,531
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	196,810
Series 2001-TOP3 Class E, 7.1804% 7/15/33 (h)(o)		150,000	153,105
Series 2003-TOP9 Class E, 5.7428% 11/13/36 (h)(o)		78,000	70,748
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		171,192	161,723
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		575,950	617,698
Class G, 5% 8/20/30 (h)		361,875	375,430
Class J, 5% 8/20/30 (h)		195,000	181,545
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (h)		1,050,000	1,062,511
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		$ 687,257	$ 711,311
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		4,630	4,757
RBSCF Trust Series 2010-MB1 Class D, 4.6658% 4/15/24 (h)(o)		480,000	466,896
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	68,690
Class G, 4.456% 9/12/38 (h)	CAD	54,000	32,984
Class H, 4.456% 9/12/38 (h)	CAD	36,000	20,934
Class J, 4.456% 9/12/38 (h)	CAD	36,000	19,860
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,837
Class L, 4.456% 9/12/38 (h)	CAD	26,000	12,096
Class M, 4.456% 9/12/38 (h)	CAD	128,859	31,629
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	81,500
Class G, 4.57% 4/12/23	CAD	42,000	25,853
Class H, 4.57% 4/12/23	CAD	42,000	24,617
Class J, 4.57% 4/12/23	CAD	42,000	23,452
Class K, 4.57% 4/12/23	CAD	21,000	11,177
Class L, 4.57% 4/12/23	CAD	63,000	31,981
Class M, 4.57% 4/12/23	CAD	185,000	41,639
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	134,886
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		192,000	169,670
Class F6, 6.5% 2/18/34 (h)(o)		43,000	36,172
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		195,036	200,220
Class F, 7.3% 10/12/34 (h)		473,000	488,889
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0429% 8/15/39 (o)		170,000	171,289
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,642,884
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8284% 7/15/24 (h)(o)		110,000	32,086
Class G, 0.8284% 7/15/24 (h)(o)		200,000	56,219
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (h)		180,000	184,654
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (h)(o)		$ 1,276,330	$ 1,225,677
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (h)(o)		1,770,598	1,133,380
Class F, 0.5963% 8/11/18 (h)(o)		1,877,987	890,134
Class G, 0.6163% 8/11/18 (h)(o)		1,779,101	823,138
Class J, 0.8563% 8/11/18 (h)(o)		395,545	123,221
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (h)(o)		140,220	84,132
Class AP2, 1.0534% 6/15/20 (h)(o)		235,007	129,254
Class F, 0.7334% 6/15/20 (h)(o)		4,565,501	2,282,751
Class LXR1, 0.9534% 6/15/20 (h)(o)		233,916	164,910
Class LXR2, 1.0534% 6/15/20 (h)(o)		3,111,858	2,022,708
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		2,767,208	2,788,542
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,534,783
Series 2006-C27 Class A2, 5.624% 7/15/45		1,569,865	1,598,110
Series 2006-C29:
Class A1, 5.11% 11/15/48		548,644	554,303
Class A3, 5.313% 11/15/48		5,051,000	5,378,725
Series 2007-C30:
Class A1, 5.031% 12/15/43		45,576	45,678
Class A3, 5.246% 12/15/43		1,633,000	1,654,483
Class A4, 5.305% 12/15/43		8,604,000	8,629,210
Class A5, 5.342% 12/15/43		2,036,000	2,041,554
Series 2007-C31:
Class A1, 5.14% 4/15/47		155,882	157,043
Class A4, 5.509% 4/15/47		4,299,000	4,396,721
Series 2007-C32:
Class A2, 5.739% 6/15/49 (o)		15,568,000	16,131,867
Class A3, 5.744% 6/15/49 (o)		3,229,000	3,332,819
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)		903,000	882,346
Series 2003-C9 Class XP, 0.4498% 12/15/35 (h)(o)(q)		5,330,128	58
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	317,042
Series 2004-C11:
Class D, 5.3114% 1/15/41 (o)		360,000	321,406
Class E, 5.3614% 1/15/41 (o)		327,000	265,822
Series 2004-C12 Class D, 5.3052% 7/15/41 (o)		280,000	252,428
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	252,187
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class C, 5.21% 8/15/41		$ 170,000	$ 159,596
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,405,440
Class 180B, 5.3979% 10/15/41 (h)(o)		666,000	626,040
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,598,954
Series 2005-C22:
Class B, 5.3588% 12/15/44 (o)		4,218,000	3,466,547
Class F, 5.3588% 12/15/44 (h)(o)		3,171,000	1,305,513
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	8,444,659
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	603,568
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,376,967
Class C, 5.483% 12/15/43 (o)		5,706,000	975,412
Class D, 5.513% 12/15/43 (o)		3,044,000	266,380
Class XP, 0.4396% 12/15/43 (h)(o)(q)		21,123,634	276,557
Series 2007-C31 Class C, 5.6934% 4/15/47 (o)		522,000	113,474
Series 2007-C32:
Class D, 5.744% 6/15/49 (o)		1,431,000	291,870
Class E, 5.744% 6/15/49 (o)		2,252,000	394,207
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (o)		1,259,000	1,310,277
Series 2007-C33 Class B, 5.9025% 2/15/51 (o)		3,198,000	1,061,239
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 10/15/57 (h)(q)		10,192,000	378,123
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $700,845,273)			820,350,367
Municipal Securities - 0.2%

California Gen. Oblig.:
6.2% 3/1/19		5,000,000	5,271,450
7.5% 4/1/34		5,600,000	5,737,256
7.55% 4/1/39		8,202,000	8,446,584
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		6,825,000	7,097,113
TOTAL MUNICIPAL SECURITIES (Cost $25,831,730)			26,552,403
Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (d)	Value
Arab Republic of Egypt:
5.75% 4/29/20 (h)		$ 1,450,000	$ 1,566,000
6.875% 4/30/40 (h)		1,585,000	1,751,425
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,420,213	3,043,989
par 2.5% 12/31/38 (f)		3,210,000	1,364,250
0.6586% 8/3/12 (o)		6,201,250	5,765,878
7% 3/28/11		16,280,000	16,409,788
7% 9/12/13		15,235,000	14,775,411
7% 10/3/15		1,340,000	1,199,188
Aruba Government 6.4% 9/6/15 (h)		300,000	315,000
Bahamian Republic 6.95% 11/20/29 (h)		805,000	845,250
Barbados Government 7.25% 12/15/21 (h)		647,000	689,055
Belarus Republic 8.75% 8/3/15		1,530,000	1,545,300
Bermuda Government 5.603% 7/20/20 (h)		470,000	500,550
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,170,753
6% 9/15/13		200,007	209,507
8.75% 2/4/25		545,000	773,900
10.125% 5/15/27		340,000	535,500
12.25% 3/6/30		455,000	850,850
Buenos Aires Province 11.75% 10/5/15 (h)		690,000	683,100
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,564,450
Cayman Island Government 5.95% 11/24/19 (h)		500,000	522,500
Chilean Republic 7.125% 1/11/12		3,045,000	3,227,700
Colombian Republic:
6.125% 1/18/41		1,200,000	1,272,000
7.375% 9/18/37		2,130,000	2,619,900
10.375% 1/28/33		965,000	1,486,100
11.75% 2/25/20		950,000	1,463,000
Congo Republic 3% 6/30/29 (f)		2,479,500	1,512,495
Croatia Republic:
6.625% 7/14/20 (h)		855,000	898,819
6.75% 11/5/19 (h)		1,455,000	1,544,206
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		1,260,000	1,397,025
8.25% 10/24/12 (h)		1,070,000	1,158,275
Dominican Republic:
1.2713% 8/30/24 (o)		1,350,000	1,208,250
7.5% 5/6/21 (h)		1,140,000	1,234,050
9.04% 1/23/18 (h)		967,284	1,131,723
Ecuador Republic 5% 2/28/25		218,000	159,140
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic:
7.375% 12/1/19 (h)		$ 745,000	$ 819,500
7.65% 6/15/35 (Reg. S)		1,265,000	1,359,875
7.75% 1/24/23 (Reg. S)		1,070,000	1,198,400
8.25% 4/10/32 (Reg. S)		375,000	423,750
Gabonese Republic 8.2% 12/12/17 (h)		1,310,000	1,532,700
Georgia Republic 7.5% 4/15/13		2,470,000	2,550,275
Ghana Republic 8.5% 10/4/17 (h)		1,475,000	1,666,750
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (h)		1,335,000	1,366,706
Hungarian Republic:
4.75% 2/3/15		530,000	519,400
6.25% 1/29/20		2,250,000	2,182,500
Indonesian Republic:
5.875% 3/13/20 (h)		1,560,000	1,755,000
6.625% 2/17/37 (h)		1,000,000	1,137,500
6.875% 1/17/18 (h)		980,000	1,173,550
7.5% 1/15/16 (h)		485,000	579,575
7.75% 1/17/38 (h)		1,490,000	1,884,850
8.5% 10/12/35 (Reg. S)		1,360,000	1,856,400
11.625% 3/4/19 (h)		1,070,000	1,626,400
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,860,000	3,512,600
Ivory Coast 2.5% 12/31/32 (f)		1,825,000	1,058,500
Lebanese Republic 4% 12/31/17		2,257,500	2,201,063
Lithuanian Republic:
5.125% 9/14/17 (h)		430,000	421,400
6.75% 1/15/15 (h)		1,585,000	1,695,950
7.375% 2/11/20 (h)		1,685,000	1,853,500
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	660,800
Peruvian Republic:
3% 3/7/27 (f)		435,000	378,450
5.625% 11/18/50 (h)		1,255,000	1,201,663
7.35% 7/21/25		950,000	1,180,375
8.75% 11/21/33		1,120,000	1,590,400
Philippine Republic:
6.375% 10/23/34		465,000	512,663
6.5% 1/20/20		805,000	952,959
10.625% 3/16/25		520,000	824,200
Polish Government 3.875% 7/16/15		840,000	840,000
Provincia de Cordoba 12.375% 8/17/17 (h)		1,490,000	1,493,725
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,650,000	3,212,000
Republic of Serbia 6.75% 11/1/24 (h)		6,822,667	6,686,214
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation:
3.625% 4/29/15 (h)		$ 800,000	$ 798,800
5% 4/29/20 (h)		1,900,000	1,893,350
7.5% 3/31/30 (Reg. S)		9,685,690	11,157,915
11% 7/24/18 (Reg. S)		335,000	469,000
12.75% 6/24/28 (Reg. S)		1,800,000	3,132,000
Turkish Republic:
5.625% 3/30/21		815,000	871,072
6.75% 4/3/18		1,395,000	1,625,873
6.75% 5/30/40		805,000	907,638
6.875% 3/17/36		2,920,000	3,339,896
7% 9/26/16		1,360,000	1,589,024
7.25% 3/15/15		730,000	845,924
7.25% 3/5/38		1,400,000	1,681,820
7.375% 2/5/25		3,590,000	4,357,542
7.5% 7/14/17		1,285,000	1,545,984
7.5% 11/7/19		745,000	909,943
11.875% 1/15/30		860,000	1,502,850
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		6,830,000	6,850,490
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		840,000	831,600
Ukraine Government:
6.385% 6/26/12 (h)		660,000	657,525
6.75% 11/14/17 (h)		2,295,000	2,197,463
6.875% 9/23/15 (h)		430,000	417,100
7.75% 9/23/20 (h)		880,000	851,400
United Mexican States:
5.125% 1/15/20		468,000	499,590
5.625% 1/15/17		740,000	830,650
5.75% 10/12/10		964,000	879,650
6.05% 1/11/40		1,788,000	1,895,280
6.75% 9/27/34		720,000	835,200
7.5% 4/8/33		425,000	534,438
8.3% 8/15/31		420,000	569,100
Uruguay Republic:
6.875% 9/28/25		585,000	688,838
7.875% 1/15/33 pay-in-kind		970,000	1,224,625
8% 11/18/22		2,566,902	3,285,635
Venezuelan Republic:
1.2884% 4/20/11 (Reg. S) (o)		9,895,000	9,647,625
6% 12/9/20		860,000	466,550
7% 3/31/38		815,000	427,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
8.5% 10/8/14		$ 960,000	$ 780,000
9% 5/7/23 (Reg. S)		3,675,000	2,307,900
9.25% 9/15/27		3,280,000	2,222,200
9.375% 1/13/34		985,000	615,625
10.75% 9/19/13		2,750,000	2,516,250
12.75% 8/23/22		3,150,000	2,583,000
13.625% 8/15/18		2,328,000	2,165,040
Vietnamese Socialist Republic:
1.2997% 3/12/16 (o)		908,696	840,544
4% 3/12/28 (f)		3,040,000	2,538,400
6.75% 1/29/20 (h)		1,405,000	1,536,789
6.875% 1/15/16 (h)		1,230,000	1,360,749
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $198,917,324)			219,989,682
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	263,165
Eurasian Development Bank 7.375% 9/29/14 (h)		1,100,000	1,182,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,335,763)			1,445,665
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(h) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75% (a)	62,000	3,143,400
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	$ 1,355,263
TOTAL CONVERTIBLE PREFERRED STOCKS		4,498,663
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (h)	3,095	2,684,913
TOTAL PREFERRED STOCKS (Cost $7,078,136)		7,183,576
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1875% 12/27/14 (o)	$ 3,395,303	3,055,773
Tranche C, term loan 2.1875% 12/27/15 (o)	2,132,680	1,903,417
		4,959,190
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 7% 12/22/16 (o)	1,245,000	1,255,894
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	997,500
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (o)	2,448,322	2,298,362
Tranche I, term loan 3.03% 11/23/16 (o)	503,028	472,217
		3,768,079
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9034% 1/29/16 (o)	2,045,000	1,615,550
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Newsday LLC term loan 10.5% 8/1/13	$ 3,505,000	$ 3,715,300
Univision Communications, Inc. term loan 4.5063% 3/31/17 (o)	3,393,411	3,160,114
		8,490,964
TOTAL CONSUMER DISCRETIONARY		18,474,127
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (o)	3,865,000	3,956,794
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5391% 4/30/14 (o)	4,161,064	3,984,219
US Airways Group, Inc. term loan 2.7884% 3/23/14 (o)	1,055,000	941,588
		4,925,807
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (o)	2,335,000	2,323,325
TOTAL INDUSTRIALS		7,249,132
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0344% 10/24/14 (o)	2,073,858	1,882,026
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (o)	2,065,000	2,054,675
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp. Tranche 2LN, term loan 6.7534% 7/3/15 (o)	3,685,000	3,445,475
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (o)	2,425,000	2,297,688
		5,743,163
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (o)	$ 789,624	$ 775,806
term loan 3.2894% 3/30/14 (o)	5,135,066	5,045,202
		5,821,008
TOTAL FLOATING RATE LOANS (Cost $41,565,465)		45,180,925
Sovereign Loan Participations - 0.0%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (o)	1,781,006	1,656,336
1.25% 12/14/19 (o)(j)	124,000	115,320
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,451,698)		1,771,656
Bank Notes - 0.0%

National City Bank, Cleveland 0.3969% 3/1/13 (o) (Cost $859,728)	978,000	969,307
Fixed-Income Funds - 15.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	1,615,765	176,183,010
Fidelity Floating Rate Central Fund (p)	3,905,566	384,542,073
Fidelity Mortgage Backed Securities Central Fund (p)	14,139,281	1,494,663,413
TOTAL FIXED-INCOME FUNDS (Cost $1,898,023,222)		2,055,388,496
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Net Servicos de Comunicacao SA 9.25% (h)	3,658,000	3,693,680
Preferred Securities - continued
	Principal Amount (d)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (o)	1,052,000	$ 912,729
MUFG Capital Finance 1 Ltd. 6.346% (o)	3,261,000	3,333,378
		4,246,107
TOTAL PREFERRED SECURITIES (Cost $6,036,074)		7,939,787
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 3,539,024	3,539,000
0.25%, dated 11/30/10 due 12/1/10:
(Collateralized by U.S. Government Obligations) #	1,148,267,072	1,148,259,000
(Collateralized by U.S. Government Obligations) # (b)	200,501,392	200,500,000
TOTAL CASH EQUIVALENTS (Cost $1,352,298,000)		1,352,298,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $12,749,067,917)		13,503,858,051
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(601,728,094)
NET ASSETS - 100%		12,902,129,957
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $480,000) (n)

	Sept. 2037	$ 2,880,126	$ (2,693,518)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,058,000) (n)	Sept. 2037	3,312,145	(3,097,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $651,000) (n)	Sept. 2037	2,016,088	(1,885,462)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $936,000) (n)	Sept. 2037	5,184,226	(4,848,332)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $347,750) (n)	Sept. 2037	1,872,082	(1,750,786)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)	August 2034	26,248	(14,577)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)	Sept. 2034	26,020	(19,671)
TOTAL CREDIT DEFAULT SWAPS		$ 15,317,722	$ (14,310,633)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012
		$ 200,000,000	$ 3,044,180
		$ 215,317,722	$ (11,266,453)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044,575,917 or 8.1% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,835,488 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,165,509.

(m) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,475 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,539,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,669,244
Barclays Capital, Inc.	1,231,398
Merrill Lynch, Pierce, Fenner & Smith, Inc.	638,358
$ 3,539,000
$1,148,259,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 100,250,123
Barclays Capital, Inc.	199,805,783
J.P. Morgan Securities, Inc.	61,325,006
Merrill Lynch Government Securities, Inc.	110,661,665
Merrill Lynch, Pierce, Fenner & Smith, Inc.	122,908,099
Mizuho Securities USA, Inc.	553,308,324
$ 1,148,259,000
$200,500,000 due 12/01/10 at 0.25%
J.P. Morgan Securities, Inc.	200,500,000
$ 200,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,071,734
Fidelity Floating Rate Central Fund	4,300,370
Fidelity Mortgage Backed Securities Central Fund	12,871,492
Total	$ 19,243,596
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ -	$ 176,183,010	8.7%
Fidelity Floating Rate Central Fund	392,753,749	4,300,370	25,008,160	384,542,073	13.5%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	12,871,492	-	1,494,663,413	21.2%
Total	$ 2,056,140,835	$ 17,171,862	$ 25,008,160	$ 2,055,388,496
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,143,400	$ 3,143,400	$ -	$ -
Financials	2,684,928	-	2,684,913	15
Utilities	1,355,263	-	1,355,263	-
Corporate Bonds	3,055,998,518	-	3,055,658,748	339,770
U.S. Government and Government Agency Obligations	4,142,805,567	-	4,142,805,567	-
U.S. Government Agency - Mortgage Securities	1,214,783,402	-	1,214,783,402	-
Asset-Backed Securities	318,126,605	-	300,111,163	18,015,442
Collateralized Mortgage Obligations	233,074,080	-	231,311,970	1,762,110
Commercial Mortgage Securities	820,350,367	-	777,991,742	42,358,625
Municipal Securities	26,552,403	-	26,552,403	-
Foreign Government and Government Agency Obligations	219,989,682	-	219,401,725	587,957
Supranational Obligations	1,445,665	-	1,445,665	-
Floating Rate Loans	45,180,925	-	44,183,425	997,500
Sovereign Loan Participations	1,771,656	-	1,771,656	-
Bank Notes	969,307	-	969,307	-
Fixed-Income Funds	2,055,388,496	2,055,388,496	-	-
Preferred Securities	7,939,787	-	7,939,787	-
Cash Equivalents	1,352,298,000	-	1,352,298,000	-
Total Investments in Securities:	$ 13,503,858,051	$ 2,058,531,896	$ 11,381,264,736	$ 64,061,419
Derivative Instruments:
Assets
Swap Agreements	$ 3,044,180	$ -	$ 3,044,180	$ -
Liabilities
Swap Agreements	$ (14,310,633)	$ -	$ (14,290,220)	$ (20,413)
Total Derivative Instruments:	$ (11,266,453)	$ -	$ (11,246,040)	$ (20,413)
Other Financial Instruments:
Forward Commitments	$ 776,870	$ -	$ 776,870	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	41,463
Total Unrealized Gain (Loss)	3,355,247
Cost of Purchases	3,294,323
Proceeds of Sales	(2,024,182)
Amortization/Accretion	362,031
Transfers in to Level 3	12,299,066
Transfers out of Level 3	(54,706,696)
Ending Balance	$ 64,061,419
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 2,884,148
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	1,606
Transfers in to Level 3	-
Transfers out of Level 3	16,179
Ending Balance	$ (20,413)
Realized gain (loss) on Swap Agreements for the period	$ 403
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 1,606

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $12,945,080,893. Net unrealized appreciation aggregated $558,777,158, of which $651,156,253 related to appreciated investment securities and $92,379,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $15,317,722 representing 0.12% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011